Schedule of Investments
(unaudited)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.69%, 04/15/34
(a) (b)
.......... USD 15,000 $ 15,034,203
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (1-mo. CME Term SOFR at 1.58%
Floor + 1.69%), 5.02%, 01/25/35
(a)
...... 228 229,540
AGL CLO 13 Ltd., Series 2021-13A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.24%, 10/20/34
(a) (b)
.......... 1,000 986,589
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.74%, 01/15/33
(a) (b)
.......... 2,000 2,003,805
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.75%, 07/20/34
(a) (b)
.......... 4,000 4,004,887
AGL CLO 9 Ltd., Series 2020-9A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 7.32%, 04/20/37
(a) (b)
.......... 1,000 998,106
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 7.05%, 10/21/36
(a) (b)
.......... 7,000 7,070,767
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.18%, 10/17/34 ................ 1,500 1,506,066
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 10/17/34 ................ 3,000 3,006,545
Series 2015-AA, Class DR2, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.63%, 10/17/34 ................ 4,500 4,492,176
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.49%, 07/22/32 ................ 7,500 7,476,654
Series 2019-10A, Class DR, (3-mo. CME
Term SOFR at 2.90% Floor + 3.16%),
8.49%, 07/22/32 ................ 3,500 3,481,952
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.58%, 10/17/34
(a) (b)
......... 4,500 4,509,799
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 7.02%, 01/17/32
(a) (b)
......... 10,000 10,008,014
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.53%, 10/17/34
(a) (b)
.......... 1,500 1,501,928
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.74%, 10/21/28
(a) (b)
.......... 1,300 1,300,177
Allegro CLO VI Ltd., Series 2017-2A, Class B,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 7.08%, 01/17/31
(a) (b)
.......... 1,000 1,000,854
Allegro CLO VII Ltd., Series 2018-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.24%, 06/13/31
(a) (b)
.......... 1,000 999,335
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor + 2.11%),
7.44%, 10/15/29
(a) (b)
................ 3,500 3,513,336
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 6.83%, 11/02/30
(a) (b)
.......... 1,077 1,077,236
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 ..................... 1,900 1,770,728
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-SFR1, Class H, 6.04%,
01/19/39 ..................... USD 2,417 $ 2,296,556
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 9,902,482
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 19,850 19,189,154
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,248,482
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 ..................... 2,000 1,940,288
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 8,991,449
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 3,441 3,288,799
Series 2021-SFR3, Class F, 3.23%,
10/17/38 ..................... 11,000 9,875,328
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (3-mo. CME Term SOFR at
2.30% Floor + 2.56%), 7.89%, 07/22/32
(a) (b)
700 700,045
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.79%, 07/20/34
(a) (b)
7,000 6,994,420
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 6.74%, 04/15/34
(a) (b)
1,000 999,643
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.79%, 01/20/35 ................ 1,300 1,300,212
Series 2021-20A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.39%,
01/20/35 ..................... 1,500 1,502,857
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 7.67%, 04/20/35
(a) (b)
5,000 5,014,461
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class B, (3-mo. CME Term SOFR at
1.50% Floor + 1.76%), 7.09%, 01/28/31
(a) (b)
3,400 3,389,798
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7.34%, 07/15/32
(a) (b)
1,000 1,002,229
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-10A, Class A1A, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.79%, 10/15/31 ................ 6,104 6,104,513
Series 2018-10A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
10/15/31 ..................... 3,000 3,009,670
Series 2018-10A, Class D, (3-mo. CME Term
SOFR at 3.15% Floor + 3.41%), 8.74%,
10/15/31 ..................... 1,500 1,499,747
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.67%, 04/15/31
(a) (b)
.......... 2,047 2,049,400
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.11%),
7.44%, 04/20/31 ................ 3,000 3,002,941
Series 2013-15A, Class DRR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.96%),
8.29%, 04/20/31 ................ 2,000 1,978,238
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.21%), 7.54%, 07/16/31
(a) (b)
.......... 1,750 1,750,897

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXII, Series 2015-22A, Class CR,
(3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.54%, 04/20/31
(a) (b)
.......... USD 1,000 $ 997,585
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME
Term SOFR at 0.00% Floor + 1.81%),
7.14%, 07/25/30 ................ 1,000 1,002,653
Series 2018-29A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 7.49%,
07/25/30 ..................... 1,000 1,001,003
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 10/24/34
(a) (b)
......... 1,300 1,301,836
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.74%, 01/20/35
(a) (b)
..... 14,000 14,020,289
Apidos CLO XXXIX Ltd., Series 2022-39A,
Class C, (3-mo. CME Term SOFR at 2.25%
Floor + 2.25%), 7.57%, 04/21/35
(a) (b)
..... 1,000 1,001,517
Apidos CLO XXXVI, Series 2021-36A, Class D,
(3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.49%, 07/20/34
(a) (b)
.......... 1,000 1,001,143
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 0.00%,
04/25/35 ..................... 2,000 2,000,000
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 0.00%,
04/25/35 ..................... 1,500 1,500,000
Ares L CLO Ltd., Series 2018-50A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.19%, 01/15/32
(a) (b)
.......... 6,000 6,010,555
Ares LIII CLO Ltd., Series 2019-53A, Class C,
(3-mo. CME Term SOFR at 2.65% Floor +
2.91%), 8.23%, 04/24/31
(a) (b)
.......... 4,500 4,500,235
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.29%, 07/15/34
(a) (b)
.......... 1,000 1,004,527
Ares LVIII CLO Ltd., Series 2020-58A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 7.18%, 01/15/35
(a) (b)
......... 1,000 1,002,648
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (3-mo. LIBOR USD + 0.00%), 0.00%,
04/15/30
(a) (b)
..................... 4,500 1,096,650
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.39%, 07/20/30
(a) (b)
.......... 1,000 1,000,981
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. CME Term SOFR at 1.30%
Floor + 1.56%), 6.89%, 05/24/30
(a) (b)
..... 1,000 1,001,916
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.76%, 10/15/30 ................ 1,849 1,849,906
Series 2015-4A, Class A3R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.76%),
7.09%, 10/15/30 ................ 1,500 1,501,702
Series 2015-4A, Class BR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.06%),
7.39%, 10/15/30 ................ 1,017 1,018,000
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.99%, 07/15/30
(a) (b)
..... 1,500 1,499,126
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
9.97%, 07/15/36
(a) (c)
................ EUR 410 446,311
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Arini European CLO II DAC, Series 2X, Class
D, (3-mo. EURIBOR at 4.20% Floor +
4.20%), 8.07%, 04/15/38
(a) (c)
.......... EUR 500 $ 533,600
Assurant CLO I Ltd., Series 2017-1A, Class DR,
(3-mo. CME Term SOFR at 3.30% Floor +
3.56%), 8.89%, 10/20/34
(a) (b)
.......... USD 1,500 1,495,029
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 7.14%, 11/27/31
(a) (b)
5,500 5,492,766
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. CME Term SOFR at
0.00% Floor + 1.36%), 6.69%, 07/26/31
(a) (b)
1,468 1,469,459
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.76%, 10/24/31
(a) (b)
1,411 1,411,718
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a) (b)
..................... 11,500 1,150
Atrium XIV LLC, Series 14A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.54%, 08/23/30
(a) (b)
................ 1,000 1,000,367
Atrium XV, Series 15A, Class B, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.34%, 01/23/31
(a) (b)
................ 1,000 1,003,666
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.93%, 06/23/34
(a) (c)
................ EUR 250 263,129
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
8.04%, 04/15/31
(a) (c)
................ 670 697,609
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.73%, 10/17/32 ................ USD 1,000 988,090
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.74%,
07/24/34 ..................... 6,750 6,777,200
Series 2021-7A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.69%,
01/22/35 ..................... 2,250 2,256,861
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.18%,
04/18/35 ..................... 5,000 4,992,812
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.53%,
04/18/35 ..................... 7,000 6,986,904
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.53%,
04/18/35 ..................... 2,500 2,425,754
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A2, (3-mo. CME Term SOFR at 1.96% Floor
+ 1.96%), 7.29%, 01/20/34
(a) (b)
......... 2,000 2,010,148
Ballyrock CLO 15 Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.64%, 04/15/34
(a) (b)
.......... 1,500 1,504,109
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
0.00%, 04/15/37 ................ 5,000 5,000,000
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 0.00%,
04/15/37 ..................... 1,000 1,000,000
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
6.72%, 02/20/36 ................ 3,000 2,999,503

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.54%, 10/20/31 ................ USD 4,500 $ 4,504,411
Series 2020-2A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
8.54%, 10/20/31 ................ 2,000 2,009,990
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.49%, 10/22/32
(a) (b)
.......... 3,250 3,255,830
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (3-mo. CME Term SOFR at 3.45% Floor
+ 3.71%), 9.04%, 10/15/36
(a) (b)
......... 2,000 1,950,037
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.63%, 01/25/35
(a) (b)
..... 2,000 1,993,354
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.59%,
04/15/34 ..................... 3,000 2,986,070
Series 2021-19A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.84%,
04/15/34 ..................... 3,000 2,973,193
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. CME Term SOFR at 1.12% Floor
+ 1.38%), 6.71%, 12/19/32
(a) (b)
......... 5,000 4,997,124
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.41%, 01/25/35 ................ 326 327,195
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.77%, 09/25/36 ................ 356 348,826
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.57%, 03/25/37 ................ 1,933 1,755,804
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.57%, 03/25/37 ................ 1,727 1,588,299
Series 2007-HE3, Class 2A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.57%, 04/25/37 ................ 3,314 4,864,147
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
5.16%, 04/25/34
(a)
................. 1,386 1,366,722
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.69%,
01/20/31
(a) (b)
..................... 1,001 1,002,461
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.61%), 6.94%,
01/15/33 ..................... 17,000 17,025,405
Series 2019-19A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.59%,
01/15/33 ..................... 4,250 4,276,762
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.74%, 07/18/31 ................ 1,779 1,779,397
Series 2018-15A, Class A2A, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 07/18/31 ................ 1,000 1,001,518
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.76%,
10/20/34
(a) (b)
..................... USD 2,000 $ 2,003,782
Benefit Street Partners CLO XXVIII Ltd., Series
2022-28A, Class B1, (3-mo. CME Term
SOFR at 2.85% Floor + 2.85%), 8.17%,
10/20/35
(a) (b)
..................... 1,750 1,764,781
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.39%,
01/19/35 ..................... 7,500 7,520,880
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.84%,
01/19/35 ..................... 5,000 5,010,632
Birch Grove CLO Ltd., Series 19A, Class CR,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 7.79%, 06/15/31
(a) (b)
.......... 2,000 1,999,949
BlueMountain CLO DAC, Series 2021-1X,
Class E, (3-mo. EURIBOR at 5.41% Floor +
5.41%), 9.32%, 04/15/34
(a) (c)
.......... EUR 300 312,944
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.77%, 10/22/30
(a) (b)
..... USD 449 448,814
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 10.15%, 02/25/34
(a) (c)
........ EUR 700 739,144
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME
Term SOFR at 1.23% Floor + 1.49%),
6.82%, 07/20/34 ................ USD 11,000 10,989,260
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
07/20/34 ..................... 5,000 5,014,943
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
8.16%, 01/15/34
(a) (c)
................ EUR 750 802,380
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at
1.57% Floor + 1.57%), 0.00%, 05/15/37
(a) (b)
USD 3,000 3,000,000
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 07/18/34 ................ 9,000 9,033,524
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.59%, 07/18/34 ................ 2,500 2,493,714
Cairn CLO XVI DAC, Series 2023-16X, Class
D, (3-mo. EURIBOR at 5.20% Floor +
5.20%), 9.14%, 01/15/37
(a) (c)
.......... EUR 215 231,111
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
7.49%, 07/15/31 ................ USD 1,500 1,501,050
Series 2016-2A, Class BR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.01%),
7.34%, 10/15/31 ................ 1,250 1,248,439
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.59%, 07/15/30 ................ 5,000 4,998,972
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.53%,
04/15/35 ..................... 2,000 2,001,114

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.49%,
07/15/31 ..................... USD 1,000 $ 999,877
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.64%, 07/15/34 ................ 1,000 1,002,979
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.74%, 07/15/34 ................ 1,000 995,341
Series 2020-3A, Class C, (3-mo. CME Term
SOFR at 2.50% Floor + 2.76%), 8.09%,
01/15/34 ..................... 1,000 1,005,001
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 7.44%, 04/30/31
(a) (b)
.......... 1,000 994,812
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.19%, 04/20/31 ................ 2,700 2,707,544
Series 2019-3A, Class A2RR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
7.37%, 04/20/37 ................ 5,000 4,999,933
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 5.68%, 04/25/36
(a)
. 2,876 2,503,894
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR at 0.00% Floor +
3.15%), 8.48%, 07/16/31
(a) (b)
.......... 1,995 1,986,068
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 7.54%, 07/20/32
(a) (b)
.......... 7,000 7,012,740
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
07/20/34 ..................... 6,500 6,514,339
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.84%,
07/20/34 ..................... 5,000 4,949,790
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.79%,
10/15/34 ..................... 2,000 2,003,307
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.84%,
10/15/34 ..................... 3,000 2,987,378
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR at 3.70% Floor +
3.96%), 9.29%, 04/20/29
(a) (b)
.......... 1,000 1,000,883
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.51%), 6.84%,
07/20/30 ..................... 471 470,977
Series 2020-13A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.69%), 7.02%,
01/20/34 ..................... 4,000 4,010,892
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. CME Term SOFR at
0.26% Floor + 1.91%), 7.24%, 07/23/34
(a) (b)
5,000 5,000,421
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a) (b)
........ 3,950 1,224,500
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at
0.00% Floor + 1.36%), 6.68%, 07/17/31
(a) (b)
1,546 1,546,496
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (3-mo. CME Term SOFR at
3.31% Floor + 3.57%), 8.90%, 04/20/34
(a) (b)
USD 1,950 $ 1,935,438
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 7.11%, 07/15/32
(a) (c)
......... EUR 200 210,753
CIFC European Funding CLO III DAC, Series
3X, Class E, (3-mo. EURIBOR at 5.61%
Floor + 5.61%), 9.52%, 01/15/34
(a) (c)
..... 200 212,656
CIFC Funding 2019-VI Ltd., Series 2019-6A,
Class B, (3-mo. CME Term SOFR at 2.16%
Floor + 2.16%), 7.49%, 01/16/33
(a) (b)
..... USD 10,000 10,021,792
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 7.24%, 10/20/34
(a) (b)
..... 2,000 2,009,441
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.89%, 04/27/31 ................ 1,700 1,701,910
Series 2014-2RA, Class A3, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 04/24/30 ................ 500 501,451
Series 2014-3A, Class CR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.61%),
7.94%, 10/22/31 ................ 1,000 1,000,663
Series 2014-4RA, Class A1AR, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.75%, 01/17/35 ................ 6,000 6,003,499
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.49%, 01/22/31 ................ 1,000 1,000,980
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.29%, 10/21/31 ................ 7,000 7,002,715
Series 2017-5A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.11%), 7.43%,
11/16/30 ..................... 500 500,491
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.66%), 6.99%,
04/18/31 ..................... 1,000 1,000,501
Series 2018-4A, Class A1, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.73%,
10/17/31 ..................... 2,586 2,590,249
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.68%,
10/17/31 ..................... 2,000 2,001,425
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.73%, 01/15/35 ................ 16,500 16,499,638
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.34%, 01/15/35 ................ 2,200 2,215,170
Series 2019-6A, Class A1, (3-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 6.92%,
01/16/33 ..................... 8,500 8,505,297
Series 2019-6A, Class D, (3-mo. CME Term
SOFR at 4.21% Floor + 4.21%), 9.54%,
01/16/33 ..................... 1,150 1,151,994
Series 2020-4A, Class A, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 6.91%,
01/15/34 ..................... 2,500 2,504,103
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.39%,
04/25/33 ..................... 10,500 10,500,098

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.59%,
07/15/36 ..................... USD 1,500 $ 1,491,417
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.73%,
10/15/34 ..................... 600 600,422
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.47% Floor + 0.58%), 5.90%,
08/25/36
(a)
...................... 2,898 2,650,784
Clear Creek CLO Ltd.
(a)(b)
Series 2015-1A, Class AR, (3-mo. CME
Term SOFR at 0.00% Floor + 1.46%),
6.79%, 10/20/30 ................ 2,611 2,613,189
Series 2015-1A, Class BR, (3-mo. CME
Term SOFR at 0.00% Floor + 1.86%),
7.19%, 10/20/30 ................ 3,000 2,995,200
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.85%, 04/20/37 ................ 5,300 5,300,000
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.27%, 04/20/37 ................ 3,000 3,000,000
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
7.77%, 04/20/37 ................ 2,500 2,500,000
Series 2018-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
8.77%, 04/20/37 ................ 1,000 1,000,000
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.59%, 04/15/34 ................ 4,000 4,005,561
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.59%, 04/15/34 ................ 3,100 3,126,849
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.69%,
04/22/34 ..................... 3,000 3,003,557
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
07/20/34 ..................... 14,000 14,089,285
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.59%,
07/20/34 ..................... 5,000 5,014,878
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.64%,
07/20/34 ..................... 2,500 2,532,029
Series 2021-2A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.76%), 12.09%,
07/20/34 ..................... 1,325 1,331,800
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
01/25/35 ..................... 5,000 5,035,284
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
01/25/35 ..................... 3,000 3,005,945
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.69%,
01/25/35 ..................... 1,000 997,007
Clover CLO Ltd., Series 2019-2A, Class AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 6.69%, 10/25/33
(a) (b)
.......... 7,300 7,303,650
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 209 213,908
Series 1997-7, Class M1, 7.03%, 07/15/28 . 1,276 1,220,457
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.84%, 05/14/32
(a) (c)
................ EUR 200 $ 213,525
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.77%, 07/25/37
(a) (b)
................ USD 1,178 751,267
Cumulus Static CLO DAC, Series 2024-1X,
Class D, (3-mo. EURIBOR at 3.70% Floor +
3.70%), 0.00%, 11/15/33
(a) (c)
.......... EUR 166 177,155
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 7.09%, 12/15/34
(a) (c)
..... 200 209,145
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR at 6.58%
Floor + 6.58%), 10.49%, 04/15/35
(a) (c)
.... 400 430,252
CVC Cordatus Loan Fund XXX DAC, Series
30X, Class D, (3-mo. EURIBOR at 4.00%
Floor + 4.00%), 7.87%, 05/15/37
(a) (c)
..... 500 533,862
Deer Creek CLO Ltd., Series 2017-1A, Class A,
(3-mo. CME Term SOFR at 0.00% Floor +
1.44%), 6.77%, 10/20/30
(a) (b)
.......... USD 376 376,971
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.50% Floor + 1.50%), 6.83%, 07/15/36
(a) (b)
9,250 9,260,364
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 6.94%, 04/15/37
(a) (b)
..... 5,000 4,987,024
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.64%, 07/18/30
(a) (b)
..... 2,000 1,999,989
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 7.33%, 01/17/32
(a) (b)
......... 8,000 7,972,107
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.64%, 04/15/28
(a) (b)
..... 5,250 5,255,054
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.74%, 01/15/34 ................ 3,500 3,509,085
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.69%, 04/15/31 ................ 2,500 2,504,503
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.64%, 10/15/34 ................ 3,500 3,510,882
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.36% Floor + 3.36%),
8.69%, 10/15/34 ................ 3,000 2,970,794
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 7.64%, 10/25/30
(a) (b)
.......... 3,000 2,999,979
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.52% Floor + 1.52%),
6.83%, 04/20/37 ................ 2,500 2,513,513
Series 2019-1A, Class DRR, (3-mo. CME
Term SOFR at 3.75% Floor + 3.75%),
9.06%, 04/20/37 ................ 2,000 2,001,288
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.91% Floor
+ 1.91%), 7.24%, 04/20/34
(a) (b)
......... 2,000 2,008,780

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class A, (3-mo. CME Term
SOFR at 1.24% Floor + 1.50%), 6.83%,
04/15/33 ..................... USD 7,500 $ 7,503,929
Series 2020-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.29%,
04/15/33 ..................... 1,250 1,255,581
Series 2020-1A, Class D, (3-mo. CME Term
SOFR at 3.15% Floor + 3.41%), 8.74%,
04/15/33 ..................... 5,500 5,487,424
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.49%, 07/20/34
(a) (b)
.......... 1,500 1,502,969
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor
+ 3.36%), 8.69%, 10/20/34
(a) (b)
......... 2,000 1,992,176
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.95%, 01/17/34
(a) (b)
......... 4,000 4,013,037
Elmwood CLO X Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 6.59%, 07/20/37
(a) (b)
..... 3,000 2,996,250
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.54%, 10/20/34
(a) (b)
.......... 2,000 1,985,827
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 6.91%, 04/25/37
(a) (b)
.......... 2,500 2,500,528
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 9.80%, 08/15/36
(a) (c)
..... EUR 238 260,125
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
5.67%, 10/25/36 ................ USD 3,003 1,912,219
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.75%, 10/25/36 ................ 1,761 1,101,886
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.58%, 12/25/36 ................ 2,138 1,740,365
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
5.99%, 01/25/36 ................ 4,078 3,913,628
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ..................... 6,000 5,620,362
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ..................... 6,382 5,902,303
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.55%, 05/15/30 ................ 1,467 1,468,637
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.47%, 05/15/30 ................ 1,000 1,000,950
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.44%,
07/19/34 ..................... 2,000 2,005,883
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.49%,
07/19/34 ..................... 2,500 2,499,688
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Flatiron CLO 28 Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 0.00%,
07/15/36 ..................... USD 7,000 $ 7,000,000
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 0.00%,
07/15/36 ..................... 2,000 2,000,000
Flatiron CLO LLC, Series 2023-1A, Class A,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 7.12%, 04/17/36
(a) (b)
.......... 4,000 4,039,337
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,565,526
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 8.22%, 10/19/39
(a) (b)
.......... 4,500 4,488,750
Galaxy Xxiv CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 7.77%, 04/15/37
(a) (b)
......... 750 753,055
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (3-mo. CME Term SOFR at 0.26% Floor +
1.28%), 6.61%, 05/16/31
(a) (b)
.......... 2,398 2,399,820
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.74%, 01/22/31
(a) (b)
.......... 5,392 5,393,322
Generate CLO 6 Ltd., Series 6A, Class CR,
(3-mo. CME Term SOFR at 2.45% Floor +
2.71%), 8.04%, 01/22/35
(a) (b)
.......... 1,000 1,001,762
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 6.92%, 04/22/37
(a) (b)
.......... 3,000 3,002,020
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
10/20/34 ..................... 8,500 8,515,013
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.84%,
10/20/34 ..................... 3,000 3,009,613
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.45%), 6.78%, 10/15/30
(a) (b)
.......... 1,163 1,163,625
GoldenTree Loan Management US CLO 1
Ltd., Series 2017-1A, Class CR2, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.39%, 04/20/34
(a) (b)
................ 9,500 9,486,604
GoldenTree Loan Management US CLO 10
Ltd.
(a)(b)
Series 2021-10A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.69%,
07/20/34 ..................... 3,000 2,999,150
Series 2021-10A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.19%,
07/20/34 ..................... 1,000 1,002,923
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. CME Term
SOFR at 0.00% Floor + 1.56%), 6.89%,
04/20/30
(a) (b)
..................... 2,000 2,013,039
GoldenTree Loan Management US CLO 4
Ltd., Series 2019-4A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor + 2.26%),
7.58%, 04/24/31
(a) (b)
................ 1,000 1,000,446
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.64%, 10/20/32 ................ 2,000 2,003,503

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-5A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.74%, 10/20/32 ................ USD 1,000 $ 999,491
GoldenTree Loan Management US CLO 6
Ltd., Series 2019-6A, Class BR, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
7.12%, 04/20/35
(a) (b)
................ 800 802,486
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 6.71%,
07/20/31
(a) (b)
..................... 2,247 2,249,734
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.54%,
10/20/34 ..................... 3,000 3,003,390
Series 2021-11A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.59%,
10/20/34 ..................... 1,000 997,175
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 6.91%,
01/20/34
(a) (b)
..................... 2,500 2,505,412
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class BR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 7.32%,
04/20/37
(a) (b)
..................... 2,000 1,996,242
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.39%,
07/20/34
(a) (b)
..................... 5,915 5,936,080
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.77%,
01/25/35
(a) (b)
..................... 1,000 1,000,724
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 7.15%, 12/15/34 ... GBP 100 105,595
Series B2,  (Sterling Overnight Index
Average at 0.83% Floor + 2.20%), 7.43%,
03/15/36
(c)
.................... 100 99,975
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 4,048 2,618,032
Greywolf CLO III Ltd., Series 2020-3RA, Class
BR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.71%), 8.03%, 04/15/33
(a) (b)
......... 3,000 3,001,706
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.13%, 12/25/35
(a)
............... 1,025 437,990
Series 2006-4, Class 1A1, 4.19%, 03/25/36
(a)
2,533 1,679,387
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 5.79%,
03/25/36
(a)
.................... 3,365 990,962
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
.................... 3,237 766,095
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.57%, 11/25/36 ................ 6,315 2,906,037
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
5.91%, 08/25/36 ................ 1,347 1,035,560
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR at 0.00%
Floor + 2.36%), 7.69%, 07/28/31
(a) (b)
..... 1,000 1,001,087
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. CME Term SOFR at 1.45%
Floor + 1.71%), 7.04%, 11/30/32
(a) (b)
..... USD 11,000 $ 11,005,951
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.74%, 04/20/34
(a) (b)
.......... 1,750 1,754,130
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.39%,
01/30/35 ..................... 3,500 3,512,532
Series 2021-5A, Class D, (3-mo. CME Term
SOFR at 3.50% Floor + 3.76%), 9.09%,
01/30/35 ..................... 3,000 2,978,228
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 7.77%, 10/20/34
(a) (b)
......... 1,000 1,007,950
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
6.94%, 01/20/33 ................ 11,050 11,064,028
Series 2019-1A, Class B1, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.79%,
01/20/33 ..................... 2,500 2,499,984
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
9.48%, 10/15/31
(a) (c)
................ EUR 235 244,848
Henley CLO IV DAC, Series 4X, Class E,
(3-mo. EURIBOR at 5.25% Floor + 5.25%),
9.13%, 04/25/34
(a) (c)
................ 300 315,671
Henley CLO X DAC, Series 10X, Class D,
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
0.00%, 07/20/37
(a) (c)
................ 242 258,262
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.49%,
07/15/34 ..................... USD 500 495,671
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.12%,
04/20/35 ..................... 3,125 3,134,601
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.47%,
04/20/35 ..................... 5,000 4,983,914
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
11.98%, 07/15/32
(a) (c)
............... EUR 165 171,230
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.53%, 01/17/38
(a) (b)
..... USD 2,618 2,618,484
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 6.63%,
07/25/36
(a)
...................... 2,975 2,514,297
Juniper Valley Park CLO LLC, Series 2023-1A,
Class A1, (3-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 7.17%, 07/20/35
(a) (b)
..... 2,650 2,681,963
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
7.69%, 07/18/30
(a) (b)
................ 8,050 8,059,740
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.18%,
10/15/32 ..................... 4,250 4,247,788
Series 27A, Class CR, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.58%,
10/15/32 ..................... 1,450 1,450,575

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor + 1.96%),
7.29%, 10/20/34
(a) (b)
................ USD 3,657 $ 3,667,822
KKR CLO 41 Ltd., Series 2022-41A, Class D,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.58%, 04/15/35
(a) (b)
.......... 5,250 5,190,134
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 0.00% Floor + 1.91%),
7.24%, 07/20/30
(a) (b)
................ 350 350,070
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 7.73%, 12/25/37
(a)
........... 5,608 5,293,530
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.95%,
08/25/45 ..................... 1,534 1,463,049
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.73%,
05/25/36 ..................... 20,541 10,545,566
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.73%,
07/25/36 ..................... 5,696 2,141,478
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 5.74%,
08/25/36 ..................... 6,104 3,062,284
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
6.03%, 01/25/36 ................ 1,329 1,141,887
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.24%, 10/15/34
(a) (b)
750 753,230
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
7.49%, 07/27/30 ................ 4,080 4,054,119
Series 2016-20A, Class DR, (3-mo. CME
Term SOFR at 0.00% Floor + 3.26%),
8.59%, 07/27/30 ................ 1,315 1,309,800
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class CR, (3-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.58%, 10/18/30
(a) (b)
5,450 5,455,350
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (3-mo. CME Term
SOFR at 0.26% Floor + 2.06%), 7.39%,
04/20/30 ..................... 1,600 1,597,765
Series 2018-27A, Class C, (3-mo. CME Term
SOFR at 0.26% Floor + 2.86%), 8.19%,
04/20/30 ..................... 1,000 998,811
Madison Park Funding XXXI Ltd., Series 2018-
31A, Class D, (3-mo. CME Term SOFR at
3.00% Floor + 3.26%), 8.59%, 01/23/31
(a) (b)
675 672,197
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.13%, 10/15/32 ................ 6,000 6,005,619
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.53%, 10/15/32 ................ 4,750 4,752,991
Series 2019-33A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.43%, 10/15/32 ................ 2,000 2,002,188
Madison Park Funding XXXIV Ltd., Series
2019-34A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.94%,
04/25/32
(a) (b)
..................... 2,250 2,254,882
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.09%, 12/18/30
(a) (b)
..... USD 1,500 $ 1,502,778
Margay CLO I DAC, Series 1X, Class D, (3-mo.
EURIBOR at 6.40% Floor + 6.40%), 10.31%,
07/15/36
(a) (c)
..................... EUR 100 109,365
Marino Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.67% Floor + 5.67%),
9.59%, 01/16/34
(a) (c)
................ 100 105,502
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.95%,
06/25/36
(a) (b)
..................... USD 1,801 1,599,981
MidOcean Credit CLO XII Ltd., Series 2023-
12A, Class DR, (3-mo. CME Term SOFR at
3.75% Floor + 3.75%), 9.08%, 04/18/36
(a) (b)
2,500 2,484,362
MidOcean Credit CLO XIV Ltd., Series 2024-
14A, Class A1, (3-mo. CME Term SOFR at
1.58% Floor + 1.58%), 6.87%, 04/15/37
(a) (b)
10,000 10,031,348
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 7.14%, 10/20/30
(a) (b)
.......... 5,862 5,872,270
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
.. 586 120,300
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR at 0.00% Floor + 3.26%), 8.59%,
10/21/30
(a) (b)
..................... 1,250 1,248,640
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (3-mo. CME Term SOFR at
6.50% Floor + 6.76%), 12.09%, 07/15/34
(a) (b)
2,600 2,599,512
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (3-mo. CME Term SOFR at
3.30% Floor + 3.56%), 8.89%, 04/20/34
(a) (b)
1,000 1,004,919
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.23%, 10/17/30 ................ 800 802,896
Series 2016-22A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.78%, 10/17/30 ................ 1,000 1,000,048
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.69%,
10/19/31
(a) (b)
..................... 500 495,150
Neuberger Berman Loan Advisers CLO 36
Ltd., Series 2020-36A, Class BR2, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
7.12%, 04/20/33
(a) (b)
................ 1,700 1,702,169
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class CR, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.39%, 07/20/31
(a) (b)
................ 1,563 1,558,167
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
04/16/33
(a) (b)
..................... 1,000 999,964
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.71%,
07/17/35
(a) (b)
..................... 2,750 2,752,698
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.72%,
10/14/35
(a) (b)
..................... 12,250 12,265,199

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E, (3-mo.
EURIBOR at 5.52% Floor + 5.52%), 9.41%,
04/17/34
(a) (c)
..................... EUR 188 $ 199,289
Neuberger Berman Loan Advisers Euro CLO
6 DAC, Series 2024-6X, Class D, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 0.00%,
07/15/37
(a) (c)
..................... 293 312,690
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
... USD 5,006 4,235,150
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.69%, 12/21/29
(a) (b)
..... 2,927 2,929,905
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.71%,
10/20/34 ..................... 4,418 4,424,543
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.54%,
10/20/34 ..................... 2,500 2,505,417
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.34%, 10/20/34 ................ 11,000 11,021,578
Series 2020-1A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 07/15/34 ................ 3,500 3,501,930
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.77%,
01/15/35 ..................... 1,000 1,002,832
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 0.00%,
04/20/37 ..................... 3,000 2,993,445
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
350 338,193
Series 1999-C, Class A2, 7.48%, 08/15/27 . 1,889 1,464,412
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
287 127,173
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR2, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.64%, 01/26/34 ................ 3,700 3,709,661
Series 2015-10A, Class DR2, (3-mo. CME
Term SOFR at 3.21% Floor + 3.21%),
8.54%, 01/26/34 ................ 2,000 1,964,525
Series 2016-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
6.74%, 04/26/36 ................ 1,000 1,000,248
Series 2018-15A, Class A3, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 07/20/31 ................ 1,000 999,155
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.41%, 04/10/33 ................ 2,500 2,475,052
Series 2019-17A, Class CR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.59%, 07/20/32 ................ 6,000 5,991,368
Series 2020-19A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.69%, 10/20/34 ................ 7,500 7,513,420
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.24%, 04/18/37 ................ 8,000 8,045,129
Series 2021-22A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
12/02/34 ..................... 4,500 4,514,161
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-22A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.69%,
12/02/34 ..................... USD 1,250 $ 1,232,552
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.91%,
01/15/32 ..................... EUR 298 318,435
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 10.31%,
01/15/32 ..................... 200 213,530
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. CME
Term SOFR at 0.26% Floor + 1.86%),
7.19%, 07/15/30 ................ USD 6,000 6,007,741
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 2.06% Floor + 2.06%),
7.39%, 07/15/30 ................ 2,250 2,230,882
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (3-mo. CME Term
SOFR at 0.00% Floor + 3.36%), 8.68%,
01/24/33
(a) (b)
..................... 1,532 1,523,313
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.66%), 6.99%,
01/20/30
(a) (b)
..................... 2,000 2,001,496
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (3-mo. CME Term
SOFR at 2.60% Floor + 2.86%), 8.19%,
01/20/31
(a) (b)
..................... 1,000 960,019
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class C1R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.74%,
01/20/35
(a) (b)
..................... 3,000 3,006,087
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 10/15/33 ................ 8,500 8,506,468
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.74%, 10/15/33 ................ 3,800 3,808,906
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
6.76%, 11/18/31 ................ 13,212 13,211,821
Series 2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 11/18/31 ................ 1,500 1,496,774
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 7.76%, 04/20/37
(a) (b)
..... 1,000 999,921
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.24%, 01/18/36
(a) (b)
..... 2,000 2,010,942
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.79%, 04/21/34 ................ 1,500 1,503,379
Series 2019-2A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.89%, 04/21/34 ................ 1,000 998,149
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.73%, 07/02/35
(a) (b)
..... 2,000 2,002,404

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 6 Ltd.
(a)(b)
Series 2020-6A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 07/20/34 ................ USD 5,000 $ 5,025,342
Series 2020-6A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.74%, 07/20/34 ................ 1,000 1,002,780
OHA Credit Funding 9 Ltd., Series 2021-9A,
Class D, (3-mo. CME Term SOFR at 2.95%
Floor + 3.21%), 8.54%, 07/19/35
(a) (b)
..... 500 500,920
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. CME Term SOFR at
2.90% Floor + 3.16%), 8.48%, 02/20/34
(a) (b)
5,970 5,998,843
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (3-mo. CME Term SOFR at 2.95%
Floor + 3.21%), 8.54%, 01/20/32
(a) (b)
..... 400 400,190
OHA Credit Partners XII Ltd.
(a)(b)
Series 2015-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.28%, 04/23/37 ................ 2,000 2,015,644
Series 2015-12A, Class CR2, (3-mo. CME
Term SOFR at 2.40% Floor + 2.40%),
7.73%, 04/23/37 ................ 2,000 1,999,947
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.76%), 7.09%,
01/21/30 ..................... 1,000 1,002,164
Series 2017-14A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 7.39%,
01/21/30 ..................... 1,500 1,501,470
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.74%, 10/18/34
(a) (b)
..... 13,500 13,519,980
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
0.00%, 04/23/37 ................ 1,000 1,000,000
Series 2015-1A, Class DR3, (3-mo. CME
Term SOFR at 3.20% Floor + 3.46%),
8.79%, 01/19/37 ................ 4,750 4,753,044
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 0.00% Floor + 2.21%),
7.54%, 01/20/33 ................ 3,265 3,271,385
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.43%, 10/17/31 ................ 2,950 2,952,899
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.03%, 01/17/31 ................ 6,650 6,652,078
Series 2015-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.69%, 07/20/30 ................ 3,436 3,429,877
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.72%, 11/14/34 ................ 7,000 7,008,749
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.27%, 11/14/34 ................ 7,000 7,034,052
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.57%, 11/14/34 ................ 2,500 2,505,711
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.31% Floor + 3.31%),
8.62%, 11/14/34 ................ 3,750 3,755,239
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
7.96%, 11/15/36 ................ USD 2,000 $ 2,022,921
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.96% Floor + 1.96%), 7.29%,
04/20/34 ..................... 7,000 6,985,852
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.39%,
07/15/34 ..................... 2,000 2,004,204
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.16% Floor + 3.16%), 8.49%,
07/15/34 ..................... 4,000 4,018,587
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.24%,
01/15/35 ..................... 7,000 7,031,098
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.54%,
01/15/35 ..................... 5,000 5,009,278
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.54%,
01/15/35 ..................... 2,000 1,990,539
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.24%,
10/15/34 ..................... 7,250 7,283,070
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.54%,
10/15/34 ..................... 4,850 4,863,897
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.54%,
10/15/34 ..................... 7,000 6,994,945
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.12%,
04/20/35 ..................... 1,000 1,003,356
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.37%,
04/20/35 ..................... 3,500 3,506,050
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.37%,
04/20/35 ..................... 3,250 3,249,885
Palmer Square European CLO DAC
(a)(c)
Series 2022-2X, Class DR, (3-mo. EURIBOR
at 4.00% Floor + 4.00%), 7.91%,
01/15/38 ..................... EUR 373 399,354
Series 2023-1X, Class D, (3-mo. EURIBOR
at 6.20% Floor + 6.20%), 10.11%,
07/15/36 ..................... 276 299,510
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.38%, 08/23/31 ................ USD 2,600 2,605,384
Series 2018-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.19%, 10/20/31 ................ 4,700 4,699,926
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.84%,
07/15/34 ..................... 6,000 6,021,023
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.34%, 10/18/34 ................ 5,000 5,016,264
Series 2018-2A, Class CR, (3-mo. CME
Term SOFR at 2.25% Floor + 2.51%),
7.84%, 10/18/34 ................ 2,350 2,349,982
Pikes Peak CLO 3, Series 2019-3A, Class
BRR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.29%, 10/25/34
(a) (b)
..... 1,600 1,606,107

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.75%, 05/18/34 ................ USD 2,000 $ 2,004,694
Series 2020-6A, Class BR2, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 05/18/34 ................ 1,000 1,003,560
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.34%, 07/20/34
(a) (b)
.......... 2,000 2,005,349
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.34%, 10/27/34
(a) (b)
.......... 7,000 7,021,296
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
10/15/34 ..................... 10,000 10,035,392
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.79%,
10/15/34 ..................... 3,500 3,502,011
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.89%,
10/15/34 ..................... 1,200 1,194,863
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.52%,
04/20/35 ..................... 1,750 1,738,303
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.45%),
6.78%, 10/18/34 ................ 6,000 5,992,351
Series 2020-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 10/18/34 ................ 3,000 3,004,457
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... 2,193 2,152,457
Progress Residential Trust
(b)
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 5,500 5,320,485
Series 2020-SFR1, Class G, 4.03%,
04/17/37 ..................... 3,500 3,386,245
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ..................... 5,877 4,849,563
Series 2021-SFR8, Class G, 4.01%,
10/17/38 ..................... 10,000 8,831,244
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 ..................... 2,000 1,956,583
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
6.85%, 02/15/35
(a) (c)
................ EUR 500 521,548
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.67%, 10/15/31 ................ USD 4,002 4,005,342
Series 2018-2A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.09%, 10/15/31 ................ 5,000 4,997,656
Rad CLO 22 Ltd., Series 2023-22A, Class A1,
(3-mo. CME Term SOFR at 1.83% Floor +
1.83%), 7.20%, 01/20/37
(a) (b)
.......... 1,730 1,744,882
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (3-mo. CME Term
SOFR at 1.48% Floor + 1.74%), 7.07%,
04/15/32 ..................... 14,117 14,124,575
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.14%, 04/15/32 ................ USD 4,000 $ 4,000,487
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.28%, 07/24/32
(a) (b)
.......... 3,000 3,006,589
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 6.67%, 04/17/36
(a) (b)
.......... 1,000 999,960
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 6.99%, 01/15/34
(a) (b)
.......... 1,250 1,250,936
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
04/23/34 ..................... 3,750 3,746,259
Series 2021-10A, Class D, (3-mo. CME Term
SOFR at 2.75% Floor + 3.01%), 8.34%,
04/23/34 ..................... 2,000 1,992,412
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
10/30/34 ..................... 1,375 1,377,457
Series 2021-12A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.64%,
10/30/34 ..................... 3,375 3,323,147
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.59%,
01/15/35 ..................... 3,500 3,505,609
Series 2021-14A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.59%,
01/15/35 ..................... 1,000 980,594
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.24%,
01/20/34 ..................... 7,250 7,266,379
Series 2021-15A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
01/20/34 ..................... 1,650 1,651,985
Series 2021-15A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.64%,
01/20/34 ..................... 2,900 2,904,559
Rad CLO 18 Ltd., Series 2023-18A, Class A1,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 7.28%, 04/15/36
(a) (b)
.......... 3,750 3,759,904
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.74%, 04/20/34
(a) (b)
..... 1,000 1,002,140
Regatta VII Funding Ltd., Series 2016-1A,
Class CR2, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.64%, 06/20/34
(a) (b)
750 751,846
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR at 0.00%
Floor + 1.51%), 6.83%, 10/17/30
(a) (b)
..... 1,710 1,710,176
Regatta X Funding Ltd., Series 2017-3A, Class
C, (3-mo. CME Term SOFR at 0.00% Floor +
2.06%), 7.38%, 01/17/31
(a) (b)
.......... 1,500 1,501,473
Regatta XII Funding Ltd., Series 2019-1A,
Class AR, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.69%, 10/15/32
(a) (b)
..... 10,000 10,013,313
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.36%), 7.69%, 07/15/31
(a) (b)
..... 1,250 1,251,849

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.64%, 01/15/33
(a) (b)
..... USD 6,700 $ 6,723,341
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. CME Term SOFR at 2.55%
Floor + 2.81%), 8.14%, 10/15/33
(a) (b)
..... 500 501,062
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
01/20/35 ..................... 3,000 3,005,634
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.64%,
01/20/35 ..................... 2,000 1,999,367
Regatta XXIV Funding Ltd., Series 2021-5A,
Class A1, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.74%, 01/20/35
(a) (b)
..... 5,500 5,510,996
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 6.87%, 04/25/37
(a) (b)
..... 2,500 2,499,854
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.39%, 01/18/34
(a) (b)
.......... 1,000 994,895
Rockfield Park CLO DAC
(a)(c)
Series 1X, Class C, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 6.18%, 07/16/34 EUR 400 421,201
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.87%, 07/16/34 357 373,298
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 04/20/34 ................ USD 3,500 3,497,017
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 7.39%,
10/20/30 ..................... 2,300 2,303,037
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 7.30%,
05/20/31 ..................... 1,000 1,000,990
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.75%,
10/20/31 ..................... 2,927 2,925,018
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.39%,
10/20/31 ..................... 1,125 1,126,300
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.79%,
10/20/31 ..................... 700 701,103
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 08/20/32 ................ 5,500 5,509,210
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.69%,
07/20/34 ..................... 2,000 1,999,239
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.84%,
07/20/34 ..................... 1,250 1,243,603
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.74%,
10/20/34 ..................... 3,000 2,999,662
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
6.71%, 04/15/36
(a) (b)
................ 1,500 1,499,671
RR 20 Ltd., Series 2022-20A, Class B, (3-mo.
CME Term SOFR at 2.50% Floor + 2.50%),
7.83%, 07/15/37
(a) (b)
................ 1,000 1,002,534
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.84%, 04/15/37
(a) (b)
.......... USD 7,500 $ 7,499,737
RR 5 Ltd., Series 2018-5A, Class B, (3-mo.
CME Term SOFR at 2.25% Floor + 2.51%),
7.84%, 10/15/31
(a) (b)
................ 1,250 1,249,951
RRX 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.79%,
07/15/34 ..................... 11,000 11,011,333
Series 2021-4A, Class A2, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.44%,
07/15/34 ..................... 1,250 1,256,166
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.38%, 04/17/34
(a) (b)
..... 630 629,013
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.29%,
07/21/34 ..................... 9,500 9,503,595
Series 2021-9A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
07/21/34 ..................... 2,000 2,003,857
Signal Peak CLO 2 LLC, Series 2015-1A, Class
CR2, (3-mo. CME Term SOFR at 1.90%
Floor + 2.16%), 7.49%, 04/20/29
(a) (b)
..... 2,000 2,000,954
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (3-mo. CME
Term SOFR at 2.41% Floor + 2.41%),
7.74%, 10/26/34 ................ 5,000 5,005,078
Series 2017-4A, Class DR, (3-mo. CME
Term SOFR at 3.46% Floor + 3.46%),
8.79%, 10/26/34 ................ 2,300 2,215,531
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 7.09%,
04/30/32 ..................... 5,000 5,015,406
Series 2019-1A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.59%,
04/30/32 ..................... 5,380 5,402,260
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.89%, 04/15/37
(a) (b)
......... 5,000 5,017,123
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.29%,
07/20/34 ..................... 3,000 3,013,178
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.59%,
07/20/34 ..................... 1,000 1,001,749
Series 2021-19A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.59%,
07/20/34 ..................... 4,000 4,017,679
Sixth Street CLO XVII Ltd.
(a)(b)
Series 2021-17A, Class A, (3-mo. CME Term
SOFR at 1.24% Floor + 1.50%), 6.83%,
01/20/34 ..................... 8,500 8,516,905
Series 2021-17A, Class B, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 7.14%,
01/20/34 ..................... 7,000 7,010,340
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 8.49%, 04/20/34
(a) (b)
..... 1,755 1,746,410

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.77%, 10/26/31
(a) (b)
USD 6,600 $ 6,598,273
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 7.84%, 07/15/34
(a) (b)
..... 2,250 2,235,454
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 7.29%, 04/25/34
(a) (b)
..... 3,350 3,342,080
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 7.22%, 04/25/35
(a) (b)
..... 5,200 5,189,779
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 6.65%, 07/20/32
(a) (b)
2,000 1,999,990
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.75%, 10/25/36 ................ 4,994 3,354,800
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
5.66%, 01/25/37
(b)
............... 1,345 762,316
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.97%, 04/20/37 ................ 9,000 9,000,000
Series 2023-3A, Class CR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
7.92%, 04/20/37 ................ 1,000 1,000,000
Series 2024-5A, Class A1, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.74%,
04/20/36 ..................... 10,000 9,999,806
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.57%,
04/20/36 ..................... 2,000 1,999,943
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.29%, 04/18/33
(a) (b)
..... 1,250 1,250,368
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 6.53%, 01/23/32
(a) (b)
..... 949 949,615
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.73%, 10/23/34
(a) (b)
..... 2,000 2,002,448
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.11%), 7.43%,
11/18/30 ..................... 1,250 1,251,258
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.34%, 01/29/32 ................ 4,000 4,005,206
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.34%, 01/29/32 ................ 2,000 2,004,445
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.64%, 04/20/34 ................ 3,500 3,502,524
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.99%, 04/20/34 ................ 2,250 2,246,463
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.49%,
03/18/34 ..................... 1,000 997,451
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.69%,
07/25/34 ..................... USD 2,500 $ 2,499,290
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.19%,
01/20/31 ..................... 1,000 1,001,549
Series 2017-9A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.49%,
01/20/31 ..................... 1,000 1,000,970
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.71%, 01/15/34 ................ 2,000 2,002,075
Series 2016-6A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.09%, 01/15/34 ................ 2,000 2,002,817
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.49%, 01/15/34 ................ 1,650 1,648,046
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.74%, 04/15/33
(a) (b)
.......... 6,500 6,507,900
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class AR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.82%, 04/25/37 ................ 8,545 8,546,524
Series 2018-11A, Class DR, (3-mo. CME
Term SOFR at 3.70% Floor + 3.70%),
8.99%, 04/25/37 ................ 1,100 1,099,827
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.69%, 07/15/34 ................ 13,450 13,484,228
Series 2018-12A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.89%, 07/15/34 ................ 1,500 1,491,650
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (3-mo. CME Term SOFR at 3.41% Floor
+ 3.41%), 8.74%, 04/15/34
(a) (b)
......... 2,000 1,988,294
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.46%), 7.79%, 10/20/32
(a) (b)
......... 3,250 3,259,751
TICP CLO XV Ltd., Series 2020-15A, Class A,
(3-mo. CME Term SOFR at 1.28% Floor +
1.54%), 6.87%, 04/20/33
(a) (b)
.......... 3,300 3,303,111
Trestles CLO Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.25% Floor +
2.51%), 7.84%, 01/20/33
(a) (b)
.......... 1,450 1,455,221
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... 7,000 6,607,306
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 876,473
Tricon Residential Trust, Series 2022-SFR2,
Class E, 7.51%, 07/17/40
(b)
........... 10,000 9,982,235
Trimaran CAVU Ltd.
(a)(b)
Series 2019-1A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.49%,
07/20/32 ..................... 1,550 1,551,654
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
10/25/34 ..................... 1,500 1,502,968
Unique Pub Finance Co. plc (The)
(c)
Series A4,  5.66%, 06/30/27 .......... GBP 398 491,698

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series N,  6.46%, 03/30/32
(d)
.......... GBP 400 $ 523,131
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 8.49%, 04/20/31
(a) (b)
.......... USD 1,500 1,469,603
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.16%),
7.49%, 04/18/31 ................ 1,000 1,000,053
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.35%),
7.68%, 07/14/31 ................ 500 498,924
Series 2016-3A, Class A1R, (3-mo. CME
Term SOFR at 1.19% Floor + 1.45%),
6.78%, 10/18/31 ................ 417 417,543
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. CME Term SOFR at 0.31% Floor
+ 0.42%), 4.22%, 10/25/36
(a)
.......... 11,383 8,304,223
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.61%), 6.94%, 07/20/30
(a) (b)
..... 3,800 3,795,920
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 1.86% Floor +
1.86%), 7.19%, 07/15/34
(a) (b)
.......... 7,000 7,025,113
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 07/24/32 ................ 10,415 10,425,147
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 07/24/32 ................ 5,000 5,010,137
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.81%, 10/15/34
(a) (b)
......... 2,000 2,002,645
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.47%,
04/20/36 ..................... 1,500 1,514,511
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 7.92%,
04/20/36 ..................... 2,000 2,007,994
Series 2023-4A, Class D, (3-mo. CME Term
SOFR at 5.15% Floor + 5.15%), 10.47%,
04/20/36 ..................... 1,000 1,022,240
Total Asset-Backed Securities — 15 .9%
(Cost: $ 1,746,613,329 ) ............................ 1,721,951,118
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
BAE Systems plc .................... 725,339 12,063,995
L3Harris Technologies, Inc. ............. 59,412 12,717,139
MTU Aero Engines AG ................ 15,012 3,616,646
RTX Corp. ........................ 144,604 14,680,198
43,077,978
Air Freight & Logistics — 0.2%
Agility Global plc
(e)
................... 496,394 213,538
Hyundai Glovis Co. Ltd. ............... 7,699 1,007,878
Sinotrans Ltd. , Class H ................ 696,000 333,640
United Parcel Service, Inc. , Class B ....... 95,745 14,120,472
15,675,528
Security
Shares
Shares Value
Automobile Components — 0.0%
Aptiv plc
(e)
......................... 52,800 $ 3,748,800
Lear Corp. ........................ 4,225 531,801
4,280,601
Automobiles — 0.2%
Eicher Motors Ltd. ................... 101,619 5,594,496
Geely Automobile Holdings Ltd. .......... 862,000 1,037,468
General Motors Co. .................. 193,134 8,600,257
Maruti Suzuki India Ltd. ............... 45,590 6,994,387
SAIC Motor Corp. Ltd. , Class A .......... 1,306,123 2,669,819
24,896,427
Banks — 2.1%
Absa Group Ltd. .................... 606,197 4,684,993
Abu Dhabi Commercial Bank PJSC ....... 1,707,554 3,877,317
Abu Dhabi Islamic Bank PJSC ........... 216,503 657,838
AMMB Holdings Bhd. ................. 265,100 233,029
Axis Bank Ltd. ...................... 710,457 9,916,628
Bank Mandiri Persero Tbk. PT ........... 5,960,600 2,519,409
Bank Negara Indonesia Persero Tbk. PT .... 486,200 156,429
Bank of China Ltd. , Class H ............. 30,574,000 13,712,147
Bank of Shanghai Co. Ltd. , Class A ........ 1,747,300 1,757,362
Bank Rakyat Indonesia Persero Tbk. PT .... 43,806,313 13,260,328
BNP Paribas SA .................... 46,929 3,377,098
Boubyan Bank KSCP ................. 225,881 430,932
Chang Hwa Commercial Bank Ltd. ........ 712,687 398,514
China Minsheng Banking Corp. Ltd. , Class H . 336,000 122,936
CIMB Group Holdings Bhd. ............. 1,358,000 1,876,796
Citigroup, Inc. ...................... 318,015 19,503,860
Citizens Financial Group, Inc. ........... 526,635 17,963,520
Commercial International Bank Egypt SAE ... 1,553,800 2,334,759
Credicorp Ltd. ...................... 1,963 325,092
CTBC Financial Holding Co. Ltd. ......... 1,812,000 1,891,219
DBS Group Holdings Ltd. .............. 330,440 8,412,146
Dubai Islamic Bank PJSC .............. 523,027 791,753
Dukhan Bank ...................... 193,889 204,734
E.Sun Financial Holding Co. Ltd. ......... 1,663,894 1,398,174
Emirates NBD Bank PJSC .............. 255,632 1,183,192
First Abu Dhabi Bank PJSC ............. 285,562 970,300
First Citizens BancShares, Inc. , Class A ..... 8,677 14,636,017
First Financial Holding Co. Ltd. ........... 935,000 783,832
Grupo Financiero Banorte SAB de CV , Class O 841,334 8,345,196
Gulf Bank KSCP .................... 571,379 477,343
HDFC Bank Ltd. .................... 489,648 8,892,298
Hong Leong Bank Bhd. ................ 82,800 334,383
HSBC Holdings plc .................. 438,646 3,802,163
Hua Nan Financial Holdings Co. Ltd. ....... 269,000 194,870
ICICI Bank Ltd. ..................... 200,986 2,769,376
Industrial & Commercial Bank of China Ltd. ,
Class H ........................ 14,710,000 7,887,922
KBC Group NV ..................... 64,251 4,772,832
Kuwait Finance House KSCP ............ 1,165,948 2,719,897
M&T Bank Corp. .................... 80,850 11,673,932
Malayan Banking Bhd. ................ 792,700 1,615,257
Moneta Money Bank A/S
(b) (c)
............ 31,466 126,858
National Bank of Greece SA
(e)
........... 306,911 2,476,168
National Bank of Kuwait SAKP ........... 396,256 1,110,519
Nordea Bank Abp ................... 412,858 4,799,157
OTP Bank Nyrt. ..................... 136,670 6,774,141
Public Bank Bhd. .................... 1,381,200 1,191,296
Qatar International Islamic Bank QSC ...... 74,760 206,220
Qatar National Bank QPSC ............. 332,173 1,262,597
RHB Bank Bhd. ..................... 329,600 379,404
Sberbank of Russia PJSC
(e) (f)
............ 877,548 94
SinoPac Financial Holdings Co. Ltd. ....... 1,134,000 762,916
Taiwan Cooperative Financial Holding Co. Ltd. 640,000 514,322

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
UniCredit SpA ...................... 133,243 $ 4,890,599
Wells Fargo & Co. ................... 396,649 23,529,219
228,889,333
Beverages — 0.3%
Ambev SA ........................ 2,090,732 4,908,143
Ambev SA , ADR .................... 351,350 815,132
Arca Continental SAB de CV ............ 12,495 121,560
Diageo plc ........................ 474,977 16,415,052
Keurig Dr Pepper, Inc. ................ 90,500 3,049,850
Kweichow Moutai Co. Ltd. , Class A ........ 6,600 1,544,789
Nongfu Spring Co. Ltd. , Class H
(b) (c)
........ 167,000 981,112
Pernod Ricard SA ................... 41,609 6,293,032
United Spirits Ltd. ................... 59,572 838,040
34,966,710
Biotechnology — 0.2%
AbbVie, Inc. ....................... 130,022 21,146,778
Hugel, Inc.
(e)
....................... 4,949 756,641
21,903,419
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. , ADR ......... 72,720 5,443,092
Poya International Co. Ltd. ............. 9,480 145,238
Prosus NV ........................ 274,153 9,173,145
14,761,475
Building Products — 0.3%
Allegion plc ........................ 148,049 17,996,836
Assa Abloy AB , Class B ............... 110,259 2,913,199
Cie de Saint-Gobain SA ............... 58,408 4,619,057
Johnson Controls International plc ........ 86,110 5,603,178
31,132,270
Capital Markets — 0.6%
B3 SA - Brasil Bolsa Balcao ............. 3,275,314 6,780,731
Charles Schwab Corp. (The) ............ 153,207 11,329,658
China Galaxy Securities Co. Ltd. , Class H ... 1,762,500 954,688
CVC Capital Partners plc
(e)
............. 52,674 955,633
EFG Holding S.A.E.
(e)
................. 717,177 221,810
GF Securities Co. Ltd. , Class H .......... 4,253,200 4,237,215
Intercontinental Exchange, Inc. .......... 110,252 14,196,048
London Stock Exchange Group plc ........ 25,484 2,809,359
Moody's Corp. ...................... 30,581 11,325,062
Partners Group Holding AG ............. 3,122 4,016,659
Raymond James Financial, Inc. .......... 42,203 5,148,766
61,975,629
Chemicals — 0.3%
Air Liquide SA ...................... 81,674 15,973,688
Asian Paints Ltd. .................... 20,850 717,197
Hansol Chemical Co. Ltd. .............. 23,948 3,321,693
International Flavors & Fragrances, Inc. ..... 78,156 6,615,905
Linde plc ......................... 851 375,257
Linde plc ......................... 6,867 3,028,095
SABIC Agri-Nutrients Co. .............. 10,860 334,656
Saudi Basic Industries Corp. ............ 277,187 6,245,115
Yanbu National Petrochemical Co. ........ 48,720 503,498
37,115,104
Commercial Services & Supplies — 0.2%
Parkin Co. PJSC
(e)
................... 740,306 526,069
Republic Services, Inc. ................ 79,036 15,151,201
15,677,270
Communications Equipment — 0.1%
Accton Technology Corp. .............. 401,300 5,621,974
Cisco Systems, Inc. .................. 168,303 7,906,875
Security
Shares
Shares Value
Communications Equipment (continued)
Gemtek Technology Corp. .............. 733,000 $ 743,746
14,272,595
Construction & Engineering — 0.1%
China Railway Group Ltd. , Class H ........ 1,556,000 767,822
Ferrovial SE
(g)
...................... 174,472 6,274,946
McDermott International Ltd.
(e)
........... 165,884 38,153
Vinci SA .......................... 46,261 5,420,682
12,501,603
Construction Materials — 0.0%
CRH plc .......................... 37,842 2,930,516
Shree Cement Ltd. ................... 3,091 904,949
3,835,465
Consumer Finance — 0.1%
(c)
Kaspi.KZ JSC , ADR .................. 59,026 6,950,902
Kaspi.KZ JSC , ADR .................. 9,648 1,136,148
Consumer Staples Distribution & Retail — 0.4%
Abdullah Al Othaim Markets Co. .......... 121,845 403,984
BinDawood Holding Co. ............... 166,802 420,391
CP ALL PCL , NVDR .................. 4,828,300 7,462,201
Dollar General Corp. ................. 67,401 9,381,545
GS Retail Co. Ltd. ................... 868 12,442
Migros Ticaret A/S ................... 49,859 680,464
Nahdi Medical Co. ................... 33,046 1,216,585
President Chain Store Corp. ............ 90,000 756,867
Sendas Distribuidora SA
(e)
.............. 1,685,037 4,264,027
Wal-Mart de Mexico SAB de CV .......... 3,756,762 14,002,262
38,600,768
Containers & Packaging — 0.1%
Sealed Air Corp. .................... 316,173 9,953,126
Diversified REITs — 0.2%
Cromwell European REIT
(c)
............. 1,378,720 2,189,798
Essential Properties Realty Trust, Inc. ...... 150,050 3,952,317
Fibra Uno Administracion SA de CV ....... 2,908,517 4,163,089
LondonMetric Property plc .............. 4,595,871 11,218,124
21,523,328
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 259,967 4,390,843
Cellnex Telecom SA
(b) (c)
................ 388,721 12,849,053
China Tower Corp. Ltd. , Class H
(b) (c)
....... 5,440,000 636,803
Chunghwa Telecom Co. Ltd. ............ 716,000 2,721,398
Emirates Telecommunications Group Co. PJSC 169,019 782,304
Hellenic Telecommunications Organization SA ,
Class R ........................ 43,773 664,984
Koninklijke KPN NV .................. 4,050,123 14,718,680
LG Uplus Corp. ..................... 77,035 547,141
Ooredoo QPSC ..................... 103,138 282,519
Orange Polska SA ................... 134,957 260,878
Saudi Telecom Co. ................... 275,327 2,762,710
Telefonica Brasil SA .................. 191,082 1,756,412
Telefonica Brasil SA , ADR .............. 106,835 987,155
Telekom Malaysia Bhd. ................ 220,400 285,862
Telkom Indonesia Persero Tbk. PT ........ 8,833,100 1,712,372
Telkom Indonesia Persero Tbk. PT , ADR
(e)
... 18,801 365,679
TELUS Corp. ...................... 917,193 14,730,786
Verizon Communications, Inc. ........... 232,150 9,167,604
69,623,183
Electric Utilities — 1.3%
Alliant Energy Corp. .................. 171,888 8,560,022
American Electric Power Co., Inc. ......... 60,065 5,167,392
CEZ A/S .......................... 22,143 817,355

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
CK Infrastructure Holdings Ltd. ........... 519,000 $ 2,931,903
CLP Holdings Ltd. ................... 352,000 2,768,854
CPFL Energia SA .................... 30,860 190,594
Duke Energy Corp. .................. 82,591 8,115,392
Edison International .................. 114,783 8,156,480
Enel Chile SA ...................... 8,509,909 505,250
Enel SpA ......................... 428,081 2,813,536
Entergy Corp. ...................... 83,648 8,922,732
Evergy, Inc. ........................ 165,273 8,668,569
Eversource Energy .................. 98,041 5,943,245
Exelon Corp. ....................... 161,306 6,061,880
Kansai Electric Power Co., Inc. (The) ...... 291,100 4,360,510
Korea Electric Power Corp.
(e)
............ 35,526 542,349
Manila Electric Co. ................... 16,470 105,203
NextEra Energy, Inc. ................. 270,873 18,140,365
PG&E Corp. ....................... 903,828 15,464,497
Portland General Electric Co. ............ 56,774 2,454,340
PPL Corp. ........................ 361,361 9,922,973
Southern Co. (The) .................. 72,978 5,363,883
Terna - Rete Elettrica Nazionale .......... 575,994 4,614,811
Xcel Energy, Inc. .................... 210,680 11,319,836
141,911,971
Electrical Equipment — 0.3%
Contemporary Amperex Technology Co. Ltd. ,
Class A ........................ 251,500 7,022,282
Hubbell, Inc. ....................... 36,181 13,405,784
Schneider Electric SE ................. 17,470 3,983,393
Sensata Technologies Holding plc ......... 162,010 6,206,603
Sociedad Quimica y Minera de Chile SA , ADR 64,973 2,968,616
33,586,678
Electronic Equipment, Instruments & Components — 0.2%
AUO Corp.
(e)
....................... 1,063,000 594,387
BOE Technology Group Co. Ltd. , Class A .... 1,131,800 678,198
Delta Electronics, Inc. ................. 367,000 3,594,140
Genius Electronic Optical Co. Ltd. ........ 133,000 1,787,821
Hexagon AB , Class B ................. 332,145 3,474,560
Hon Hai Precision Industry Co. Ltd. ........ 573,000 2,727,681
Primax Electronics Ltd. ................ 371,000 1,099,746
Synnex Technology International Corp. ..... 320,000 782,161
Taiwan Surface Mounting Technology Corp. .. 107,000 390,972
Universal Microwave Technology, Inc. ...... 123,000 742,297
Zebra Technologies Corp. , Class A
(e)
....... 16,315 5,132,046
21,004,009
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A ............. 446,907 14,578,107
Project Investor Holdings LLC , (Acquired
02/12/19 , cost $ 0 )
(e) (f) (h)
.............. 24,388 —
14,578,107
Entertainment — 0.0%
NetEase, Inc. ...................... 139,200 2,609,254
Financial Services — 0.3%
Equitable Holdings, Inc. ............... 126,375 4,664,501
Fidelity National Information Services, Inc. ... 219,662 14,919,443
Mastercard, Inc. , Class A ............... 16,147 7,285,527
Travelport Finance SARL
(e) (f)
............ 246 708,706
Visa, Inc. , Class A ................... 23,293 6,256,733
33,834,910
Food Products — 0.7%
Almarai Co. JSC .................... 59,850 906,383
China Mengniu Dairy Co. Ltd. ........... 2,228,000 4,615,253
CJ CheilJedang Corp. ................. 2,966 718,920
Security
Shares
Shares Value
Food Products (continued)
Indofood Sukses Makmur Tbk. PT ........ 766,400 $ 294,588
IOI Corp. Bhd. ...................... 161,200 137,215
Kraft Heinz Co. (The) ................. 382,032 14,750,256
Kuala Lumpur Kepong Bhd. ............. 22,000 106,267
Marico Ltd. ........................ 55,624 345,189
Meihua Holdings Group Co. Ltd. , Class A .... 1,265,406 1,934,520
Mondelez International, Inc. , Class A ....... 274,227 19,727,890
Nestle India Ltd. .................... 73,175 2,196,531
Nestle Malaysia Bhd. ................. 6,400 170,379
Nestle SA (Registered) ................ 245,726 24,670,939
NongShim Co. Ltd. ................... 1,013 290,873
Orion Corp. ........................ 2,505 167,644
PPB Group Bhd. .................... 40,700 134,231
QL Resources Bhd. .................. 176,300 236,757
Sime Darby Plantation Bhd. ............. 166,100 155,114
Tata Consumer Products Ltd. ............ 39,797 527,002
Uni-President Enterprises Corp. .......... 283,000 663,807
72,749,758
Gas Utilities — 0.2%
ENN Energy Holdings Ltd. .............. 618,000 5,265,603
GAIL India Ltd. ..................... 2,390,186 5,970,968
Kunlun Energy Co. Ltd. ................ 1,364,000 1,322,233
Petronas Gas Bhd. ................... 76,200 287,397
Tokyo Gas Co. Ltd. .................. 123,500 2,769,768
15,615,969
Ground Transportation — 0.4%
Beijing-Shanghai High Speed Railway Co. Ltd. ,
Class A ........................ 1,879,500 1,315,122
Canadian Pacific Kansas City Ltd. ........ 95,315 7,477,233
CSX Corp. ........................ 155,980 5,181,656
Daqin Railway Co. Ltd. , Class A .......... 2,879,200 2,746,745
Norfolk Southern Corp. ................ 18,199 4,191,594
Union Pacific Corp. .................. 98,006 23,243,103
West Japan Railway Co. ............... 89,500 1,698,839
45,854,292
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc. ............... 362,065 14,616,564
Koninklijke Philips NV
(e)
................ 242,671 6,444,416
Medtronic plc ...................... 159,466 12,795,552
33,856,532
Health Care Providers & Services — 0.7%
Bangkok Chain Hospital PCL , NVDR ....... 2,056,600 1,115,425
Bangkok Dusit Medical Services PCL , NVDR . 3,597,600 2,809,301
Cardinal Health, Inc. .................. 109,696 11,303,076
Cigna Group (The) ................... 23,630 8,436,855
CVS Health Corp. ................... 73,400 4,969,914
Dr Lal PathLabs Ltd.
(b) (c)
............... 17,245 489,568
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 6,534 540,282
Elevance Health, Inc. ................. 9,785 5,172,155
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 302,230 )
(e) (h)
................. 37,379 241,095
Hapvida Participacoes e Investimentos SA
(b) (c) (e)
8,382,825 5,957,059
Humana, Inc. ...................... 16,871 5,096,560
IHH Healthcare Bhd. ................. 272,300 361,165
KPJ Healthcare Bhd. ................. 875,300 369,664
Laboratory Corp. of America Holdings ...... 34,891 7,026,001
Shanghai Pharmaceuticals Holding Co. Ltd. ,
Class A ........................ 665,400 1,642,027
Shanghai Pharmaceuticals Holding Co. Ltd. ,
Class H ........................ 62,300 88,532

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ............... 43,922 $ 21,245,071
76,863,750
Health Care REITs — 0.5%
Assura plc ........................ 23,055,455 11,803,720
CareTrust REIT, Inc. .................. 439,766 10,871,016
Community Healthcare Trust, Inc. ......... 46,843 1,242,745
Healthpeak Properties, Inc. ............. 789,877 14,699,611
Target Healthcare REIT plc ............. 3,172,208 3,073,229
Welltower, Inc. ...................... 77,165 7,352,281
49,042,602
Hotels, Restaurants & Leisure — 0.1%
Genting Malaysia Bhd. ................ 502,500 277,192
New TOPCO
(e) (f) (i)
.................... 12,872 —
OPAP SA , Class R ................... 250,792 4,177,942
Sands China Ltd.
(e) (g)
.................. 1,654,000 3,901,201
Seera Group Holding
(e)
................ 22,598 164,488
8,520,823
Household Durables — 0.2%
Haier Smart Home Co. Ltd. , Class H ....... 806,600 2,987,666
Merry Electronics Co. Ltd. .............. 132,000 488,035
Midea Group Co. Ltd. , Class A ........... 42,000 403,245
Newell Brands, Inc. .................. 343,545 2,727,747
Sony Group Corp. , ADR ............... 69,188 5,712,853
Taylor Wimpey plc ................... 8,073,221 13,228,975
25,548,521
Household Products — 0.0%
Reckitt Benckiser Group plc ............. 39,822 2,226,329
Independent Power and Renewable Electricity Producers — 0.0%
Boralex, Inc. , Class A ................. 66,680 1,338,298
CGN Power Co. Ltd. , Class H
(b) (c)
......... 694,000 232,704
1,571,002
Industrial Conglomerates — 0.1%
Astra International Tbk. PT ............. 22,935,900 7,237,548
Industries Qatar QSC ................. 123,140 412,453
Siemens AG (Registered) .............. 27,660 5,181,647
Sime Darby Bhd. .................... 796,200 466,130
13,297,778
Industrial REITs — 0.4%
ESR Kendall Square REIT Co. Ltd. ........ 1,274,541 4,233,204
Goodman Group .................... 216,567 4,374,574
Prologis, Inc. ....................... 119,884 12,234,162
Rexford Industrial Realty, Inc. ........... 264,071 11,304,879
Segro plc ......................... 497,697 5,234,841
Warehouses De Pauw CVA ............. 344,907 9,120,842
46,502,502
Insurance — 0.7%
AIA Group Ltd. ..................... 517,600 3,791,088
American International Group, Inc. ........ 170,215 12,818,892
ASR Nederland NV .................. 59,859 2,995,314
Assurant, Inc. ...................... 43,293 7,550,299
Cathay Financial Holding Co. Ltd. ......... 892,000 1,379,348
Fidelity National Financial, Inc. , Class A ..... 140,122 6,936,039
People's Insurance Co. Group of China Ltd.
(The) , Class H .................... 1,353,000 444,089
Powszechny Zaklad Ubezpieczen SA ...... 403,971 5,084,336
Prudential plc ...................... 667,784 5,807,951
Sampo OYJ , Class A ................. 90,616 3,677,507
Samsung Life Insurance Co. Ltd. ......... 1 63
Tryg A/S .......................... 226,925 4,491,355
Willis Towers Watson plc ............... 25,174 6,322,198
Security
Shares
Shares Value
Insurance (continued)
Zurich Insurance Group AG ............. 29,503 $ 14,280,820
75,579,299
Interactive Media & Services — 0.2%
Meta Platforms, Inc. , Class A ............ 32,395 13,935,357
Tencent Holdings Ltd. ................. 92,900 4,076,749
18,012,106
IT Services — 0.4%
Accenture plc , Class A ................ 46,710 14,055,506
Cognizant Technology Solutions Corp. , Class A 126,803 8,328,421
HCL Technologies Ltd. ................ 155,661 2,539,608
Infosys Ltd. , ADR .................... 287,760 4,808,470
NEXTDC Ltd.
(e)
..................... 247,149 2,623,606
SUNeVision Holdings Ltd. .............. 12,013,000 3,823,791
Tata Consultancy Services Ltd. .......... 212,290 9,688,942
45,868,344
Leisure Products — 0.1%
Hasbro, Inc. ....................... 85,642 5,249,855
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc.
(e)
................ 93,916 3,436,387
Joinn Laboratories China Co. Ltd. , Class A ... 749,040 1,685,070
5,121,457
Machinery — 0.3%
CNH Industrial NV
(e)
.................. 404,590 4,612,326
Epiroc AB , Class A ................... 107,847 1,993,808
Komatsu Ltd. ...................... 169,100 5,048,674
Otis Worldwide Corp. ................. 165,693 15,111,201
Volvo AB , Class B ................... 109,069 2,776,154
Weichai Power Co. Ltd. , Class A .......... 977,400 2,340,842
Westinghouse Air Brake Technologies Corp. .. 23,134 3,726,425
Zoomlion Heavy Industry Science and
Technology Co. Ltd. , Class H .......... 549,400 417,107
36,026,537
Marine Transportation — 0.0%
COSCO SHIPPING Holdings Co. Ltd. , Class A 653,420 1,060,253
MISC Bhd. ........................ 137,700 229,668
1,289,921
Media — 0.2%
Cheil Worldwide, Inc. ................. 30,920 421,720
Comcast Corp. , Class A ............... 296,913 11,315,354
Fox Corp. , Class A ................... 144,397 4,477,751
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 160,629 )
(e) (f) (h)
......... 12,784 671,160
SES SA , ADR ...................... 91,762 445,182
WPP plc .......................... 806,560 8,084,283
25,415,450
Metals & Mining — 0.2%
Alrosa PJSC
(e) (f)
..................... 607,124 65
Gold Fields Ltd. ..................... 304,316 4,923,124
Gold Fields Ltd. , ADR ................. 213,527 3,452,732
Hochschild Mining plc
(e)
................ 107,064 206,672
Novolipetsk Steel PJSC
(e) (f)
............. 14 —
Teck Resources Ltd. , Class B ........... 56,630 2,784,502
Zijin Mining Group Co. Ltd. , Class H ....... 1,980,000 4,319,313
15,686,408
Multi-Utilities — 0.6%
CenterPoint Energy, Inc. ............... 158,651 4,623,090
Dominion Energy, Inc. ................. 183,137 9,336,324
DTE Energy Co. .................... 60,840 6,711,869
Engie SA
(e)
........................ 380,254 6,601,444
National Grid plc .................... 878,830 11,527,756

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities (continued)
NiSource, Inc. ...................... 155,268 $ 4,325,767
Public Service Enterprise Group, Inc. ...... 112,514 7,772,467
Qatar Electricity & Water Co. QSC ........ 41,488 173,759
Sempra .......................... 156,251 11,192,259
62,264,735
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. ....... 48,816 5,656,310
Boston Properties, Inc. ................ 111,785 6,918,374
SL Green Realty Corp. ................ 81,780 4,075,097
16,649,781
Oil, Gas & Consumable Fuels — 1.7%
BP plc ........................... 2,408,505 15,524,349
Cheniere Energy, Inc. ................. 69,837 11,021,675
Chevron Corp. ...................... 37,146 5,990,535
China Petroleum & Chemical Corp. , Class H . 22,015,100 13,140,857
DT Midstream, Inc. ................... 61,345 3,815,659
Ecopetrol SA , ADR ................... 258,465 3,000,779
Enbridge, Inc. ...................... 117,947 4,193,880
Energy Transfer LP .................. 236,163 3,714,844
Enterprise Products Partners LP .......... 127,183 3,571,299
Equitrans Midstream Corp. ............. 39,040 528,211
Gibson Energy, Inc. .................. 30,689 503,365
Kinder Morgan, Inc. .................. 43,607 797,136
Koninklijke Vopak NV ................. 107,472 4,267,878
Kosmos Energy Ltd.
(e) (g)
................ 955,122 5,415,542
LUKOIL PJSC
(e) (f)
.................... 417,114 44
MOL Hungarian Oil & Gas plc ........... 654,295 5,369,543
MPLX LP ......................... 91,974 3,844,513
Novatek PJSC
(e) (f)
.................... 690 —
NuStar Energy LP ................... 41,633 939,657
ONEOK, Inc. ....................... 6,266 495,766
Pembina Pipeline Corp. ............... 210,852 7,419,221
PetroChina Co. Ltd. , Class H ............ 5,266,000 4,906,551
Petronas Dagangan Bhd. .............. 21,400 97,303
Petronet LNG Ltd. ................... 420,181 1,559,629
Plains All American Pipeline LP .......... 214,182 3,690,356
PTT Exploration & Production PCL , NVDR ... 660,900 2,764,741
Saudi Arabian Oil Co.
(b) (c)
............... 277,197 2,221,100
Shell plc .......................... 828,183 29,517,343
S-Oil Corp. ........................ 94,979 4,958,814
Suncor Energy, Inc. .................. 206,485 7,885,662
Targa Resources Corp. ................ 60,411 6,890,479
TC Energy Corp. .................... 282,526 10,122,067
Turkiye Petrol Rafinerileri A/S ............ 10,489 63,414
Western Midstream Partners LP .......... 65,487 2,233,107
Williams Cos., Inc. (The) ............... 403,230 15,467,903
185,933,222
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ ................. 97,715 3,424,435
Personal Care Products — 0.2%
Colgate-Palmolive India Ltd. ............ 17,546 593,785
Dabur India Ltd. ..................... 140,343 853,019
Godrej Consumer Products Ltd. .......... 355,253 5,184,727
Hindustan Unilever Ltd. ................ 40,124 1,071,597
L'Oreal SA ........................ 31,725 14,874,366
Unilever plc , ADR ................... 42,609 2,209,277
24,786,771
Pharmaceuticals — 1.5%
Alkem Laboratories Ltd. ............... 20,197 1,169,433
AstraZeneca plc .................... 227,165 34,358,468
Asymchem Laboratories Tianjin Co. Ltd. , Class
A ............................ 201,000 2,283,115
Security
Shares
Shares Value
Pharmaceuticals (continued)
Bayer AG (Registered) ................ 182,022 $ 5,309,704
Bristol-Myers Squibb Co. ............... 64,810 2,847,751
Cipla Ltd. ......................... 133,451 2,234,009
Dr. Reddy's Laboratories Ltd. ............ 29,318 2,175,620
Dr. Reddy's Laboratories Ltd. , ADR ........ 8,000 587,760
Eli Lilly & Co. ...................... 7,581 5,921,519
GSK plc , ADR ...................... 54,320 2,251,021
HK inno N Corp. .................... 14,624 408,507
Jamjoom Pharmaceuticals Factory Co. ..... 18,134 626,859
Livzon Pharmaceutical Group, Inc. , Class A .. 68,700 379,326
Lupin Ltd. ......................... 111,936 2,204,024
Merck KGaA ....................... 20,521 3,260,820
Novartis AG (Registered) .............. 32,807 3,184,167
Novo Nordisk A/S , Class B ............. 251,191 32,213,314
Novo Nordisk A/S , ADR ............... 6,167 791,288
Pfizer, Inc. ........................ 111,980 2,868,928
Richter Gedeon Nyrt. ................. 17,424 443,703
Sanofi SA ......................... 407,529 40,261,018
Sun Pharmaceutical Industries Ltd. ........ 73,488 1,320,225
Torrent Pharmaceuticals Ltd. ............ 22,187 700,873
Zoetis, Inc. , Class A .................. 50,665 8,067,895
Zydus Lifesciences Ltd. ............... 84,427 964,308
156,833,655
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. .......... 828,925 7,543,218
Experian plc ....................... 82,117 3,312,103
Genpact Ltd. ....................... 81,187 2,495,688
Leidos Holdings, Inc. ................. 96,656 13,553,104
NMG, Inc.
(e)
........................ 3,714 346,639
Paychex, Inc. ...................... 144,709 17,192,876
RELX plc ......................... 537,663 22,107,663
SS&C Technologies Holdings, Inc. ........ 204,160 12,635,462
79,186,753
Real Estate Management & Development — 0.3%
ADLER Group SA
(b) (c) (e)
................ 9,682 1,808
ADLER Group SA
(e)
.................. 34,591 6,460
Aldar Properties PJSC ................ 639,596 950,800
Barwa Real Estate Co. ................ 234,595 180,480
CK Asset Holdings Ltd. ................ 2,642,000 11,269,652
Corp. Inmobiliaria Vesta SAB de CV , ADR ... 89,688 3,184,821
Emaar Properties PJSC
(e)
.............. 312,477 698,477
Mabanee Co. KPSC .................. 60,117 153,803
VGP NV .......................... 25,910 2,818,965
Vonovia SE ........................ 198,062 5,723,204
Wharf Real Estate Investment Co. Ltd. ..... 1,627,000 5,047,789
30,036,259
Residential REITs — 0.2%
Sun Communities, Inc. ................ 95,877 10,673,028
UDR, Inc. ......................... 404,115 15,388,699
26,061,727
Retail REITs — 0.1%
Link REIT ......................... 2,515,300 10,777,545
Region RE Ltd.
(i)
.................... 2,012,973 2,821,892
13,599,437
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc. ................ 72,470 14,396,166
ASML Holding NV ................... 6,814 5,935,079
Elan Microelectronics Corp. ............. 262,000 1,318,707
MediaTek, Inc. ...................... 84,000 2,532,699
Realtek Semiconductor Corp. ........... 172,000 2,713,328
SK Hynix, Inc. ...................... 94,641 11,679,237
STMicroelectronics NV ................ 52,268 2,069,023

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. 2,929,000 $ 70,131,299
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 36,239 4,977,064
Texas Instruments, Inc. ................ 146,601 25,863,348
141,615,950
Software — 0.5%
Birlasoft Ltd. ....................... 181,040 1,404,678
Microsoft Corp. ..................... 104,446 40,663,961
Oracle Corp. ....................... 122,960 13,986,700
56,055,339
Specialized REITs — 0.9%
American Tower Corp. ................ 108,639 18,638,107
Crown Castle, Inc. ................... 165,701 15,539,440
Digital Realty Trust, Inc. ............... 40,073 5,561,331
EPR Properties ..................... 205,344 8,334,913
Equinix, Inc. ....................... 15,336 10,905,583
Extra Space Storage, Inc. .............. 51,308 6,889,638
SBA Communications Corp. ............ 82,117 15,283,616
VICI Properties, Inc. .................. 485,537 13,862,081
95,014,709
Specialty Retail — 0.1%
Abu Dhabi National Oil Co. for Distribution
PJSC ......................... 571,375 542,922
Foschini Group Ltd. (The) .............. 765,516 4,050,214
Industria de Diseno Textil SA ............ 36,117 1,644,441
Jarir Marketing Co. ................... 129,100 465,346
JUMBO SA ........................ 13,850 431,301
Lojas Renner SA .................... 2,119,457 6,249,063
13,383,287
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ........................ 129,122 21,993,350
Compal Electronics, Inc. ............... 1,082,000 1,180,202
HP, Inc. .......................... 239,593 6,730,167
Samsung Electronics Co. Ltd. ........... 22,692 1,261,372
Samsung Electronics Co. Ltd. , GDR
(b) (c)
..... 13,155 18,357,220
49,522,311
Textiles, Apparel & Luxury Goods — 0.3%
Bosideng International Holdings Ltd. ....... 1,690,000 978,286
LVMH Moet Hennessy Louis Vuitton SE ..... 29,111 23,912,833
Swatch Group AG (The) ............... 15,590 3,275,635
Tapestry, Inc. ....................... 98,994 3,951,841
32,118,595
Tobacco — 0.3%
British American Tobacco plc ............ 440,200 12,922,633
KT&G Corp. ....................... 21,676 1,396,710
Philip Morris International, Inc. ........... 170,245 16,163,061
30,482,404
Trading Companies & Distributors — 0.1%
Azelis Group NV .................... 108,676 2,611,259
BOC Aviation Ltd.
(b) (c)
................. 663,500 5,277,304
7,888,563
Transportation Infrastructure — 0.8%
Aena SME SA
(b) (c)
.................... 107,390 19,570,705
Athens International Airport SA
(e)
......... 507,623 4,501,820
Atlas Arteria Ltd.
(i)
................... 934,170 3,111,192
Auckland International Airport Ltd. ........ 1,062,092 4,912,826
Flughafen Zurich AG (Registered) ......... 39,362 7,880,308
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 91,915 4,602,010
Getlink SE ........................ 157,729 2,685,130
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Grupo Aeroportuario del Pacifico SAB de CV ,
Class B ........................ 475,588 $ 8,688,471
Japan Airport Terminal Co. Ltd. .......... 98,800 3,491,514
Jiangsu Expressway Co. Ltd. , Class H ..... 360,000 353,058
Malaysia Airports Holdings Bhd. .......... 208,900 437,208
Salik Co. PJSC ..................... 3,387,696 3,191,328
Taiwan High Speed Rail Corp. ........... 276,000 253,042
Transurban Group
(i)
.................. 2,361,547 18,959,587
82,638,199
Water Utilities — 0.0%
Severn Trent plc .................... 96,992 2,989,709
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL , NVDR ........ 919,100 4,883,221
CELCOMDIGI Bhd. .................. 235,000 203,985
Etihad Etisalat Co. ................... 90,970 1,261,249
Far EasTone Telecommunications Co. Ltd. ... 469,000 1,163,314
Maxis Bhd. ........................ 127,400 97,854
Mobile Telecommunications Co. KSCP ..... 329,437 520,643
Mobile Telecommunications Co. Saudi Arabia . 131,072 422,159
Mobile TeleSystems PJSC
(e) (f)
............ 26,804 3
SK Telecom Co. Ltd. .................. 49,645 1,835,962
SK Telecom Co. Ltd. , ADR .............. 34,229 699,298
Taiwan Mobile Co. Ltd. ................ 254,000 810,669
Tele2 AB , Class B ................... 531,277 4,955,253
TIM SA .......................... 418,303 1,424,257
TIM SA , ADR ...................... 23,914 407,255
Vodafone Group plc .................. 6,548,941 5,522,735
24,207,857
Total Common Stocks — 25 .0%
(Cost: $ 2,417,368,550 ) ............................ 2,714,866,724
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 1,170 1,176,318
Boeing Co. (The)
2.20% , 02/04/26 .................. 3,862 3,602,379
6.26% , 05/01/27
(b)
................. 2,065 2,071,538
6.30% , 05/01/29
(b)
................. 1,465 1,470,820
5.15% , 05/01/30 .................. 5,287 5,000,393
6.39% , 05/01/31
(b)
................. 2,110 2,119,478
6.53% , 05/01/34
(b)
................. 2,070 2,084,905
6.86% , 05/01/54
(b)
................. 1,665 1,669,511
7.01% , 05/01/64
(b)
................. 1,075 1,075,977
Bombardier, Inc.
(b)
7.88% , 04/15/27 .................. 870 864,578
6.00% , 02/15/28 .................. 523 510,024
8.75% , 11/15/30 .................. 739 786,213
7.25% , 07/01/31 .................. 1,760 1,764,332
7.45% , 05/01/34 .................. 534 588,191
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 1,322 1,207,646
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 169 162,642
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
..................... 2,132 2,183,967
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 1,817 1,807,915
General Dynamics Corp., 3.50%, 04/01/27 .. 99 94,499
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 1,136 1,088,427
1.80% , 01/15/31 .................. 72 56,930
5.40% , 07/31/33 .................. 1,293 1,259,482

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.85% , 04/27/35 .................. USD 229 $ 211,980
Lockheed Martin Corp.
5.25% , 01/15/33 .................. 90 89,806
4.75% , 02/15/34 .................. 263 251,250
Northrop Grumman Corp.
3.25% , 01/15/28 .................. 191 177,823
4.60% , 02/01/29 .................. 231 224,060
RTX Corp.
6.70% , 08/01/28 .................. 625 656,161
2.25% , 07/01/30 .................. 376 313,528
5.15% , 02/27/33 .................. 934 906,322
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 1,158 1,252,402
9.75% , 11/15/30 .................. 1,121 1,240,102
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 4,796 4,816,379
6.38% , 03/01/29 .................. 7,600 7,541,961
7.13% , 12/01/31 .................. 3,548 3,615,676
6.63% , 03/01/32 .................. 7,141 7,128,860
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 2,604 2,696,324
63,768,799
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 .......... 371 306,673
Automobile Components — 0.3%
Aptiv plc, 3.25%, 03/01/32 ............ 755 638,060
Champions Financing, Inc., 8.75%, 02/15/29
(b)
935 955,499
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 6,185 6,193,150
6.75% , 05/15/28 .................. 1,671 1,674,402
Dana Financing Luxembourg SARL
(c)
3.00% , 07/15/29 .................. EUR 375 358,643
8.50% , 07/15/31 .................. 837 971,709
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 1,248 1,227,695
Forvia SE
(c)
7.25% , 06/15/26 .................. EUR 408 455,873
2.75% , 02/15/27 .................. 1,342 1,366,302
3.75% , 06/15/28 .................. 748 772,172
Series MAY , 5.50% , 06/15/31 .......... 578 627,137
5.50% , 06/15/31 .................. 800 867,676
Goodyear Europe BV, 2.75%, 08/15/28
(c)
.... 827 790,239
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. USD 912 827,158
5.63% , 04/30/33 .................. 171 150,502
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(c)
.. EUR 268 223,087
Icahn Enterprises LP
6.25% , 05/15/26 .................. USD 501 487,255
5.25% , 05/15/27 .................. 1,507 1,383,795
9.75% , 01/15/29
(b)
................. 766 794,460
4.38% , 02/01/29 .................. 1,058 890,667
IHO Verwaltungs GmbH
(c)(j)
3.75% , ( 3.75 % Cash or 4.50 % PIK),
09/15/26 ..................... EUR 160 167,455
3.88% , ( 3.88 % Cash or 4.63 % PIK),
05/15/27
(a)
.................... 906 939,598
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
.................... 1,164 1,333,835
Mahle GmbH
(c)
2.38% , 05/14/28 .................. 1,100 1,031,460
6.50% , 05/02/31 .................. 545 582,351
Phinia, Inc., 6.75%, 04/15/29
(b)
.......... USD 429 430,528
Schaeffler AG
(c)
4.50% , 08/14/26 .................. EUR 300 322,459
4.75% , 08/14/29 .................. 500 539,603
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 1,462 $ 1,366,040
ZF Europe Finance BV
(c)
2.00% , 02/23/26 .................. EUR 1,700 1,731,148
2.50% , 10/23/27 .................. 500 496,835
4.75% , 01/31/29 .................. 500 532,266
6.13% , 03/13/29 .................. 900 1,007,303
ZF Finance GmbH
(c)
5.75% , 08/03/26 .................. 1,200 1,314,820
2.00% , 05/06/27 .................. 700 692,678
2.75% , 05/25/27 .................. 400 404,004
2.25% , 05/03/28 .................. 400 387,783
34,935,647
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(b)
................ USD 872 854,032
10.38% , 03/31/29
(c)
................ GBP 1,596 1,989,296
Ford Motor Co.
3.25% , 02/12/32 .................. USD 985 793,350
6.10% , 08/19/32 .................. 533 522,831
General Motors Co., 5.00%, 10/01/28 ..... 72 70,320
Hyundai Capital America
(b)
6.25% , 11/03/25 .................. 971 975,112
6.50% , 01/16/29 .................. 453 466,653
5.80% , 04/01/30 .................. 391 390,764
5.70% , 06/26/30 .................. 510 507,331
Mercedes-Benz Finance North America LLC
(b)
5.05% , 08/03/33 .................. 444 430,149
5.00% , 01/11/34 .................. 210 200,604
Nissan Motor Acceptance Co. LLC
(b)
2.75% , 03/09/28 .................. 25 21,867
2.45% , 09/15/28 .................. 101 85,923
7.05% , 09/15/28 .................. 372 381,912
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a) (c)
.......... EUR 5,800 6,043,682
Volkswagen Group of America Finance LLC
(b)
4.63% , 11/13/25 .................. USD 204 200,483
1.25% , 11/24/25 .................. 505 471,382
14,405,691
Banks — 3.6%
ABN AMRO Bank NV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.67%), 4.38% EUR 3,900 4,042,420
(5-Year EUR Swap Annual + 4.24%), 6.88% 3,900 4,214,106
Banca Monte dei Paschi di Siena SpA
(a)(c)
(5-Year EURIBOR ICE Swap Rate at 0.00%
Floor + 5.01%), 7.71% , 01/18/28 ..... 550 611,906
(3-mo. EURIBOR + 2.05%), 4.75% ,
03/15/29 ..................... 800 859,096
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
Series 9 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.19%),
6.50% ....................... USD 1,200 1,183,532
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(c)
................ EUR 1,400 1,602,401
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.10%), 9.38% USD 1,000 1,050,215
Banco BPM SpA
(a)(c)
(3-mo. EURIBOR + 2.80%), 6.00% ,
06/14/28 ..................... EUR 1,675 1,865,698
(3-mo. EURIBOR + 2.35%), 4.88% ,
01/17/30 ..................... 1,000 1,084,723
(5-Year EUR Swap Annual + 3.17%),
2.88% , 06/29/31 ................ 2,220 2,259,609
(5-Year EUR Swap Annual + 3.40%),
3.38% , 01/19/32 ................ 1,748 1,781,520
Banco Bradesco SA, 3.20%, 01/27/25
(c)
.... USD 601 586,648

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (k)
........ USD 337 $ 344,454
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a) (c)
............... EUR 2,000 2,342,282
Banco de Sabadell SA
(a)(c)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(k)
...................... 1,600 1,662,732
(5-Year EUR Swap Annual + 2.95%),
2.50% , 04/15/31 ................ 1,000 1,021,844
(5-Year EUR Swap Annual + 3.15%),
6.00% , 08/16/33 ................ 1,700 1,881,476
Banco do Brasil SA, 6.25%, 04/18/30
(b)
..... USD 684 678,015
Banco Espirito Santo SA
(c)(e)(l)
2.63% , 05/08/17 .................. EUR 800 239,053
4.75% , 01/15/18 .................. 1,500 448,224
4.00% , 12/20/28 .................. 5,400 1,613,606
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a) (b) (k)
........ USD 764 714,340
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
265 199,553
Banco Santander SA
(5-Year EUR Swap Annual + 4.10%),
4.75%
(a) (c) (k)
.................... EUR 2,000 2,041,712
(5-Year EUR Swap Annual + 4.53%),
4.38%
(a) (c) (k)
.................... 6,600 6,559,278
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.31%),
9.63%
(a) (k)
..................... USD 1,200 1,257,739
(5-Year EURIBOR ICE Swap Rate +
3.76%), 3.63%
(a) (c) (k)
.............. EUR 400 328,164
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.30%),
9.63%
(a) (k)
..................... USD 2,800 2,989,252
6.92% , 08/08/33 .................. 1,000 1,016,377
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
..... 1,214 1,197,672
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a) (b) (c)
......... 1,018 940,378
Bank of America Corp.
(a)
(1-day SOFR + 1.75%), 4.83% , 07/22/26 . 1,261 1,244,856
(3-mo. CME Term SOFR + 1.32%), 3.56% ,
04/23/27 ..................... 3,525 3,382,222
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 3,660 3,440,306
(1-day SOFR + 2.04%), 4.95% , 07/22/28 . 2,867 2,812,488
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 1,775 1,645,231
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 89 77,431
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 1,314 1,221,346
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a) (c)
.... EUR 525 531,952
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(c) (k)
..................... 2,339 2,533,624
(5-Year EUR Swap Annual + 6.43%),
6.00%
(c) (k)
..................... 2,700 2,845,422
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25% ,
09/16/26
(b)
.................... USD 503 503,992
Bankinter SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.71%), 6.25% EUR 2,000 2,117,115
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38% ................. 2,600 2,833,006
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(m)
.................... USD 900 $ 886,892
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a) (k)
..................... 1,264 1,262,912
(5-year SONIA Mid-Swaps Rate + 5.19%),
5.88%
(a) (c) (k)
.................... GBP 284 351,366
3.65% , 03/16/25 .................. USD 1,710 1,677,608
(3-mo. LIBOR USD + 1.61%), 3.93% ,
05/07/25
(a)
.................... 455 454,867
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(a) (k)
.. GBP 3,252 4,002,583
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a) (k)
..................... USD 5,525 5,310,883
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a) (c) (k)
GBP 4,626 5,563,329
4.38% , 01/12/26 .................. USD 200 195,040
5.20% , 05/12/26 .................. 1,009 990,073
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.05%), 7.33% ,
11/02/26
(a)
.................... 1,151 1,172,383
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(a) (c) (k)
GBP 3,700 4,663,142
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28% ,
11/24/27
(a)
.................... USD 1,373 1,253,575
(1-day SOFR + 1.49%), 5.67% , 03/12/28
(a)
2,004 1,989,921
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a) (k)
..................... 3,402 2,770,213
(BPSWS5 + 5.64%), 9.25%
(a) (k)
........ GBP 1,834 2,342,664
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a) (k)
..................... USD 3,350 3,294,236
(USISSO05 + 5.78%), 9.63%
(a) (k)
....... 6,846 7,154,953
(3-mo. LIBOR USD + 3.05%), 5.09% ,
06/20/30
(a)
.................... 825 777,985
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a) (c)
.......... 558 510,682
BNP Paribas SA
(5-Year USD Swap Semi + 5.15%),
7.38%
(a) (b) (k)
.................... 1,000 999,414
4.38% , 09/28/25
(b)
................. 935 913,068
(1-day SOFR + 1.00%), 1.32% , 01/13/27
(a) (b)
491 455,092
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(a) (b) (k)
.................... 4,271 4,415,642
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(a) (b) (k)
.................... 9,700 9,781,606
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(a) (c) (k)
.................... 1,400 1,411,778
(5-Year EUR Swap Annual + 4.65%),
6.88%
(a) (c) (k)
.................... EUR 6,200 6,869,938
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.94%),
4.50%
(a) (b) (k)
.................... USD 2,300 1,826,121
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(a) (c) (k)
.............. EUR 600 681,960
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(a) (b) (k)
.................... USD 6,075 4,874,481

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 4.50%), 5.25% EUR 2,600 $ 2,646,528
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,200 1,247,023
(5-Year EURIBOR ICE Swap Rate +
5.30%), 7.50% ................. 4,800 5,309,236
Citibank NA, 5.57%, 04/30/34 .......... USD 510 508,195
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.82%), 3.89% ,
01/10/28 ..................... 2,542 2,429,941
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(k)
...................... 465 479,877
(1-day SOFR + 1.42%), 2.98% , 11/05/30 . 425 370,569
(1-day SOFR + 1.15%), 2.67% , 01/29/31 . 828 703,183
(1-day SOFR + 3.91%), 4.41% , 03/31/31 . 281 262,299
(1-day SOFR + 2.11%), 2.57% , 06/03/31 . 405 338,805
(1-day SOFR + 1.17%), 2.56% , 05/01/32 . 665 541,405
(1-day SOFR + 2.66%), 6.17% , 05/25/34 . 363 360,256
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
...................... EUR 13,400 14,050,222
(5-Year EUR Swap Annual + 6.74%),
6.50%
(k)
...................... 1,200 1,234,762
(5-Year EURIBOR ICE Swap Rate +
4.30%), 6.50% , 12/06/32 .......... 500 557,033
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63% ,
02/28/33 ..................... GBP 900 1,180,973
(5-Year EURIBOR ICE Swap Rate +
3.70%), 6.75% , 10/05/33 .......... EUR 1,500 1,700,562
Commonwealth Bank of Australia, 5.84%,
03/13/34
(b)
..................... USD 1,354 1,320,738
Cooperatieve Rabobank UA
(5-Year EUR Swap Annual + 4.10%),
4.63%
(a) (c) (k)
.................... EUR 2,200 2,292,079
3.75% , 07/21/26 .................. USD 250 238,673
(5-Year EUR Swap Annual + 4.68%),
4.38%
(a) (c) (k)
.................... EUR 1,200 1,215,007
(5-Year EUR Swap Annual + 3.72%),
4.88%
(a) (c) (k)
.................... 1,200 1,188,813
Credit Agricole SA
(a)(k)
(5-Year EURIBOR ICE Swap Rate +
4.44%), 7.25%
(c)
................ 1,000 1,114,850
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.24%),
4.75%
(b)
...................... USD 11,943 10,148,370
(5-Year EURIBOR ICE Swap Rate +
4.21%), 6.50%
(c)
................ EUR 3,200 3,441,336
Danske Bank A/S, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.40%), 5.71%, 03/01/30
(a) (b)
.......... USD 2,283 2,254,526
Eurobank SA, (5-Year EURIBOR ICE Swap
Rate + 2.17%), 4.88%, 04/30/31
(a) (c)
..... EUR 925 978,522
Fifth Third Bancorp
(a)
(1-day SOFR + 0.69%), 1.71% , 11/01/27 . USD 434 392,259
(SOFR Index + 2.19%), 6.36% , 10/27/28 . 1,277 1,287,313
(1-day SOFR + 1.84%), 5.63% , 01/29/32 . 510 495,623
HSBC Holdings plc
(a)
(5-Year USD Swap Rate + 4.37%), 6.38%
(k)
2,900 2,865,575
(BPSWS5 + 4.28%), 5.88%
(k)
......... GBP 1,147 1,365,155
(5-Year USD Swap Rate + 3.75%), 6.00%
(k)
USD 2,600 2,473,579
(1-day SOFR + 1.57%), 5.89% , 08/14/27 . 2,966 2,968,539
(5-Year USD Swap Rate + 3.61%), 6.50%
(k)
800 764,069
(1-day SOFR + 3.35%), 7.39% , 11/03/28 . 1,152 1,207,683
(1-day SOFR + 1.97%), 6.16% , 03/09/29 . 1,500 1,516,958
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c) (k)
..................... EUR 1,936 $ 1,916,307
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(k)
...................... USD 8,880 7,306,945
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.25%),
4.70%
(k)
...................... 2,257 1,841,251
Huntington Bancshares, Inc., (SOFR Index +
1.87%), 5.71%, 02/02/35
(a)
........... 1,279 1,226,181
ING Groep NV
(a)(k)
(5-Year USD Swap Semi + 4.45%), 6.50% 2,710 2,667,340
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 679 640,857
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% 11,155 9,134,718
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.71%),
7.50%
(c)
...................... 932 911,030
(USISSO05 + 4.36%), 8.00%
(c)
........ 7,000 6,978,300
Intesa Sanpaolo SpA
5.71% , 01/15/26
(b)
................. 1,289 1,270,131
(5-Year EUR Swap Annual + 7.19%),
7.75%
(a) (c) (k)
.................... EUR 6,127 6,702,203
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a) (c) (k)
.................... 2,586 2,624,081
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a) (c) (k)
.............. 1,350 1,596,260
5.15% , 06/10/30
(c)
................. GBP 1,941 2,217,813
(5-Year EUR Swap Annual + 6.09%),
5.88%
(a) (c) (k)
.................... EUR 930 921,780
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a) (b)
................... USD 1,268 1,039,310
8.51% , 09/20/32
(c)
................. GBP 283 380,535
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(a) (b)
................... USD 940 675,899
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 713 697,180
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 0.70%), 1.04% ,
02/04/27 ..................... 464 427,686
(1-day SOFR + 0.77%), 1.47% , 09/22/27 . 2,968 2,691,749
(1-day SOFR + 1.89%), 2.18% , 06/01/28 . 1,181 1,067,644
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29 ..................... 5,030 4,748,884
Series NN , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.74%),
6.88%
(k)
...................... 663 679,384
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 2,210 2,186,412
Series W , (3-mo. CME Term SOFR at 0.00%
Floor + 1.26%), 6.57% , 05/15/47 ..... 10,481 9,276,885
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a) (c) (k)
.......... EUR 2,000 2,262,464
KeyCorp, (SOFR Index + 2.06%), 4.79%,
06/01/33
(a)
..................... USD 1,014 899,374
Lloyds Banking Group plc
(a)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.61%), 5.13% .... GBP 1,796 2,210,529
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(c)
................ EUR 7,249 7,626,589
(5-Year USD Swap Rate + 4.50%), 7.50% . USD 2,450 2,425,251
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 4,515 4,439,802
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% .... GBP 3,771 4,747,394

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% USD 1,486 $ 1,467,511
Mitsubishi UFJ Financial Group, Inc.
(a)
Series 8NC7 , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48% , 02/22/31 .......... 467 462,695
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.31% ,
07/20/32 ..................... 305 245,261
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (c)
.................... EUR 4,225 4,520,192
NatWest Group plc
(a)
(5-Year USD Swap Semi + 5.72%), 8.00%
(k)
USD 1,200 1,201,785
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.63%),
6.00%
(k)
...................... 2,000 1,943,825
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13%
(k)
... GBP 1,500 1,703,068
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.58% ,
03/01/28 ..................... USD 1,245 1,237,169
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.11%), 6.63%
(a) (c) (k)
............... 1,100 1,077,120
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.62%), 5.35% , 12/02/28 . 1,070 1,060,582
(1-day SOFR + 2.28%), 6.88% , 10/20/34 . 1,281 1,359,666
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 . 1,119 1,127,682
(1-day SOFR + 2.50%), 6.17% , 01/09/30 . 431 429,312
Santander UK Group Holdings plc, (BPSWS5 +
6.07%), 6.75%
(a) (c) (k)
............... GBP 3,673 4,589,597
Skandinaviska Enskilda Banken AB, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 6.88%
(a) (c) (k)
........ USD 600 583,500
Societe Generale SA
(a)(k)
(5-Year USD Swap Rate + 5.87%), 8.00%
(c)
1,893 1,897,602
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.45%),
10.00%
(b)
..................... 841 881,131
(5-Year EUR Swap Annual + 5.23%),
7.88%
(c)
...................... EUR 2,200 2,415,340
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.51%),
5.38%
(b)
...................... USD 9,385 7,591,062
Standard Chartered plc
(a)(k)
(3-mo. LIBOR USD at 0.00% Floor +
1.51%), 7.10%
(c)
................ 300 284,851
(3-mo. LIBOR USD at 0.00% Floor +
1.51%), 7.10%
(b)
................ 2,000 1,899,009
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.14%),
4.30%
(b)
...................... 5,675 4,535,661
Sumitomo Mitsui Financial Group, Inc.
5.46% , 01/13/26 .................. 1,575 1,570,715
5.52% , 01/13/28 .................. 1,635 1,637,949
1.90% , 09/17/28 .................. 580 498,687
3.04% , 07/16/29 .................. 130 115,270
Truist Financial Corp.
1.13% , 08/03/27 .................. 38 33,142
(1-day SOFR + 0.86%), 1.89% , 06/07/29
(a)
603 515,147
(1-day SOFR + 2.45%), 7.16% , 10/30/29
(a)
2,242 2,347,544
(1-day SOFR + 2.36%), 5.87% , 06/08/34
(a)
376 368,934
(1-day SOFR + 1.92%), 5.71% , 01/24/35
(a)
807 783,183
Security
Par (000)
Par (000) Value
Banks (continued)
UniCredit SpA
(a)
(5-Year EUR Swap Annual + 4.93%),
5.38%
(c) (k)
..................... EUR 1,000 $ 1,048,524
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(c) (k)
............... 2,768 3,031,552
(5-Year EUR Swap Annual + 2.80%),
2.73% , 01/15/32
(c)
............... 973 980,238
(5-Year USD Swap Rate + 4.91%), 7.30% ,
04/02/34
(b)
.................... USD 1,779 1,794,018
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 . 443 428,566
(1-day SOFR + 2.09%), 5.85% , 10/21/33 . 1,255 1,244,872
(1-day SOFR + 2.26%), 5.84% , 06/12/34 . 1,183 1,169,328
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ..................... 1,019 959,233
(1-day SOFR + 2.10%), 2.39% , 06/02/28 . 181 164,556
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(k)
...................... 1,333 1,393,827
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 1,907 1,900,910
(1-day SOFR + 2.06%), 6.49% , 10/23/34 . 2,269 2,362,328
(1-day SOFR + 1.78%), 5.50% , 01/23/35 . 976 948,074
Wells Fargo Bank NA, 5.55%, 08/01/25 .... 521 521,276
Westpac Banking Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.75%), 2.67%, 11/15/35
(a)
........... 205 165,610
391,047,231
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 5.00%,
06/15/34 ...................... 320 309,234
Davide Campari-Milano NV, 2.38%,
01/17/29
(c) (m)
................... EUR 600 658,482
Keurig Dr Pepper, Inc.
4.60% , 05/25/28 .................. USD 133 129,060
3.20% , 05/01/30 .................. 181 160,285
Series 10 , 5.20% , 03/15/31 ........... 176 172,041
5.30% , 03/15/34 .................. 112 109,055
1,538,157
Biotechnology — 0.1%
AbbVie, Inc.
2.95% , 11/21/26 .................. 1,480 1,397,454
4.25% , 11/14/28 .................. 622 599,393
4.80% , 03/15/29 .................. 1,278 1,254,710
3.20% , 11/21/29 .................. 2,536 2,287,595
Amgen, Inc.
5.15% , 03/02/28 .................. 308 305,264
4.20% , 03/01/33 .................. 691 625,512
5.25% , 03/02/33 .................. 1,225 1,198,265
Cidron Aida Finco SARL
(c)
5.00% , 04/01/28 .................. EUR 366 370,089
6.25% , 04/01/28 .................. GBP 1,005 1,185,166
Gilead Sciences, Inc.
3.65% , 03/01/26 .................. USD 4,845 4,696,454
5.25% , 10/15/33 .................. 1,646 1,622,710
Grifols SA, 1.63%, 02/15/25
(c)
.......... EUR 215 223,712
15,766,324
Broadline Retail — 0.1%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ....... USD 1,675 1,414,651
Go Daddy Operating Co. LLC, 5.25%, 12/01/27 592 571,549
LCM Investments Holdings II LLC
4.88% , 05/01/29 .................. 403 368,069
8.25% , 08/01/31 .................. 1,574 1,635,056

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Match Group Holdings II LLC
5.63% , 02/15/29 .................. USD 649 $ 617,356
3.63% , 10/01/31 .................. 421 347,537
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 867 862,978
Rakuten Group, Inc.
11.25% , 02/15/27 ................. 916 951,267
9.75% , 04/15/29 .................. 1,032 1,022,022
7,790,485
Building Products — 0.1%
Advanced Drainage Systems, Inc.
(b)
5.00% , 09/30/27 .................. 733 709,795
6.38% , 06/15/30 .................. 278 276,371
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 793 778,284
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 941 925,100
Carrier Global Corp., 5.90%, 03/15/34 ..... 275 280,963
HT Troplast GmbH, 9.38%, 07/15/28
(c)
..... EUR 1,362 1,511,668
Masonite International Corp., 3.50%, 02/15/30
(b)
USD 654 573,073
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 554 520,390
9.75% , 07/15/28 .................. 801 818,995
PCF GmbH, 4.75%, 04/15/26
(c)
......... EUR 589 424,948
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 .................. USD 1,954 1,890,211
8.88% , 11/15/31 .................. 1,938 2,040,992
Standard Industries, Inc.
(b)
5.00% , 02/15/27 .................. 251 241,778
4.75% , 01/15/28 .................. 503 474,445
4.38% , 07/15/30 .................. 90 79,709
3.38% , 01/15/31 .................. 1,027 841,234
Summit Materials LLC, 7.25%, 01/15/31
(b)
... 1,243 1,276,976
13,664,932
Capital Markets — 1.0%
ABU Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
................ 1,116 1,110,074
AerCap Ireland Capital DAC
1.75% , 01/30/26 .................. 465 433,243
6.45% , 04/15/27 .................. 1,294 1,319,155
5.75% , 06/06/28 .................. 1,614 1,612,598
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
..................... 820 844,641
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
955 946,379
Ares Capital Corp., 5.88%, 03/01/29 ...... 670 656,850
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... 500 543,104
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 408 374,426
6.25% , 01/25/31
(b)
................. 779 766,578
Blue Owl Capital Corp.
3.75% , 07/22/25 .................. 747 724,782
3.40% , 07/15/26 .................. 314 294,433
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. 761 776,399
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. 670 684,227
6.65% , 03/15/31
(b)
................. 836 804,692
Charles Schwab Corp. (The)
5.88% , 08/24/26 .................. 95 95,893
(1-day SOFR + 2.01%), 6.14% , 08/24/34
(a)
847 858,839
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 942 880,572
Credit Suisse AG, 7.50%, 02/15/28 ....... 401 424,571
Credit Suisse USA, Inc., 7.13%, 07/15/32 ... 80 86,909
Deutsche Bank AG
(a)
(5-Year USD Swap Rate + 5.00%), 7.50%
(k)
2,400 2,340,828
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Series 2020 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(k)
................ USD 9,600 $ 8,907,325
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(c) (k)
.............. EUR 5,000 5,715,123
(1-day SOFR + 1.59%), 5.71% , 02/08/28 . USD 960 951,023
(5-Year EURIBOR ICE Swap Rate +
5.69%), 6.75%
(c) (k)
............... EUR 2,400 2,423,714
(1-day SOFR + 3.18%), 6.72% , 01/18/29 . USD 637 649,664
(1-day SOFR + 2.51%), 6.82% , 11/20/29 . 2,043 2,099,730
(1-day SOFR + 3.65%), 7.08% , 02/10/34 . 671 669,117
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
................ 250 235,716
Goldman Sachs Group, Inc. (The)
4.25% , 10/21/25 .................. 179 175,206
(1-day SOFR + 0.79%), 1.09% , 12/09/26
(a)
2,080 1,928,181
5.95% , 01/15/27 .................. 116 117,274
2.60% , 02/07/30 .................. 68 58,325
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
402 329,134
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
431 344,917
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
575 465,601
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 1,020 1,006,082
Intercontinental Exchange, Inc.
1.85% , 09/15/32 .................. 449 340,311
4.60% , 03/15/33 .................. 374 350,175
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(m)
.................... 1,005 1,032,637
Julius Baer Group Ltd.
(a)(c)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%), 4.88% 787 710,267
(5-Year EUR Swap Annual + 3.85%), 6.63% EUR 3,598 3,671,795
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. USD 666 612,928
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 . 1,075 990,813
3.59% , 07/22/28 .................. 1,430 1,345,590
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 5,644 5,551,768
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 745 740,444
(1-day SOFR + 1.83%), 6.41% , 11/01/29 . 953 982,650
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30 ..................... 1,042 991,183
(1-day SOFR + 1.14%), 2.70% , 01/22/31 . 276 236,425
(1-day SOFR + 1.36%), 2.48% , 09/16/36 . 328 253,021
Nasdaq, Inc., 5.55%, 02/15/34 .......... 198 193,656
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(b)
..................... 851 888,599
S&P Global, Inc.
2.50% , 12/01/29 .................. 297 257,561
5.25% , 09/15/33
(b)
................. 232 229,913
Sherwood Financing plc, 6.00%, 11/15/26
(c)
.. GBP 236 240,442
State Street Corp.
(a)
(1-day SOFR + 2.60%), 2.90% , 03/30/26 . USD 40 38,915
Series I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.61%),
6.70%
(k)
...................... 1,284 1,285,080
(3-mo. CME Term SOFR at 0.00% Floor +
1.26%), 6.59% , 06/15/47 .......... 13,730 11,639,320
UBS AG, 1.25%, 06/01/26 ............ 200 183,050
UBS Group AG
(5-Year USD Swap Semi + 4.87%),
7.00%
(a) (c) (k)
.................... 1,257 1,251,509
(5-Year USD Swap Semi + 4.59%),
6.88%
(a) (c) (k)
.................... 3,239 3,182,317
4.13% , 09/24/25
(b)
................. 313 305,326

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.10%),
3.88%
(a) (b) (k)
.................... USD 2,800 $ 2,538,573
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.86%),
5.13%
(a) (c) (k)
.................... 2,050 1,937,045
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(a) (b) (k)
.................... 846 759,613
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
9.25%
(a) (b) (k)
.................... 2,470 2,636,055
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(a) (b) (k)
.................... 11,235 8,972,832
(USISSO05 + 4.16%), 7.75%
(a) (b) (k)
...... 3,326 3,352,329
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(a) (c) (k)
.................... 2,100 2,304,723
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(a) (b) (k)
.................... 2,977 3,267,219
(1-day SOFR + 5.02%), 9.02% , 11/15/33
(a) (b)
1,659 1,960,341
Vivion Investments SARL, 3.00%, 08/08/24
(c)
. EUR 900 926,143
108,815,893
Chemicals — 0.4%
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................ USD 732 746,547
Axalta Coating Systems LLC
(b)
4.75% , 06/15/27 .................. 881 845,174
3.38% , 02/15/29 .................. 318 277,819
Braskem Netherlands Finance BV, 7.25%,
02/13/33
(b)
..................... 1,077 1,020,996
Chemours Co. (The)
5.38% , 05/15/27 .................. 905 856,252
5.75% , 11/15/28
(b)
................. 876 804,495
4.63% , 11/15/29
(b)
................. 389 333,322
Eastman Chemical Co.
5.75% , 03/08/33 .................. 1,484 1,466,581
5.63% , 02/20/34 .................. 70 68,131
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 2,395 2,155,706
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
..................... EUR 1,645 1,672,331
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... USD 1,737 1,499,302
Herens Midco SARL, 5.25%, 05/15/29
(c)
.... EUR 1,308 985,615
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 1,631 1,596,831
INEOS Finance plc, 6.38%, 04/15/29
(c)
..... EUR 1,421 1,524,074
INEOS Quattro Finance 2 plc
(c)
2.50% , 01/15/26 .................. 100 102,985
Series APR , 8.50% , 03/15/29 .......... 1,640 1,826,692
8.50% , 03/15/29 .................. 827 921,775
INEOS Styrolution Ludwigshafen GmbH,
2.25%, 01/16/27
(c)
................ 280 274,731
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 528 469,818
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 1,257 1,008,365
Kronos International, Inc., 9.50%, 03/15/29
(c)
. EUR 1,425 1,619,482
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... USD 1,016 943,741
LYB International Finance III LLC, 5.50%,
03/01/34 ...................... 173 167,944
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,221,096
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
. EUR 438 475,707
Nobian Finance BV, 3.63%, 07/15/26
(c)
..... 1,171 1,207,802
Nutrien Ltd., 4.90%, 03/27/28 .......... USD 264 258,367
Olympus Water US Holding Corp.
9.63% , 11/15/28
(c)
................. EUR 1,970 2,234,716
Security
Par (000)
Par (000) Value
Chemicals (continued)
9.75% , 11/15/28
(b)
................. USD 2,484 $ 2,635,819
5.38% , 10/01/29
(c)
................. EUR 421 391,324
Sasol Financing USA LLC, 6.50%, 09/27/28 .. USD 218 206,759
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.27% , 11/01/26
(a)
............... EUR 584 623,868
9.50% , 07/15/28 .................. 1,013 1,170,154
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. USD 165 147,151
4.00% , 04/01/31 .................. 920 775,004
4.38% , 02/01/32 .................. 204 171,688
Sherwin-Williams Co. (The)
3.95% , 01/15/26 .................. 24 23,370
3.45% , 06/01/27 .................. 460 434,320
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 2,120 1,848,161
Synthomer plc, 3.88%, 07/01/25
(c)
........ EUR 172 181,682
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 .................. USD 3,271 2,929,177
7.38% , 03/01/31 .................. 1,257 1,274,171
41,399,045
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 968 861,615
Allied Universal Holdco LLC
6.63% , 07/15/26
(b)
................. 1,591 1,586,794
9.75% , 07/15/27
(b)
................. 2,250 2,241,480
3.63% , 06/01/28
(c)
................. EUR 660 644,482
4.63% , 06/01/28
(b)
................. USD 5,089 4,567,834
4.88% , 06/01/28
(c)
................. GBP 2,467 2,744,844
6.00% , 06/01/29
(b)
................. USD 3,196 2,713,462
7.88% , 02/15/31
(b)
................. 2,981 2,987,584
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. 608 536,052
4.75% , 10/15/29 .................. 365 331,587
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 569 565,226
5.75% , 07/15/29 .................. 1,259 1,170,661
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 1,577 1,497,335
Cedacri Mergeco SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
8.53% , 05/15/28 ................ EUR 865 919,435
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
9.40% , 05/15/28 ................ 724 770,644
Clean Harbors, Inc.
(b)
4.88% , 07/15/27 .................. USD 455 438,193
6.38% , 02/01/31 .................. 488 483,460
Covanta Holding Corp.
4.88% , 12/01/29
(b)
................. 811 710,927
5.00% , 09/01/30 .................. 398 343,429
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 682 648,609
9.50% , 11/01/27 .................. 418 416,079
7.75% , 02/15/28 .................. 1,034 1,045,342
6.00% , 06/01/29 .................. 447 395,186
GFL Environmental, Inc.
(b)
3.75% , 08/01/25 .................. 1,327 1,290,439
4.00% , 08/01/28 .................. 455 412,405
3.50% , 09/01/28 .................. 839 754,187
4.75% , 06/15/29 .................. 125 115,311
4.38% , 08/15/29 .................. 1,178 1,063,260
6.75% , 01/15/31 .................. 1,120 1,129,054
Intrum AB
(c)
3.00% , 09/15/27 .................. EUR 1,513 983,740
9.25% , 03/15/28 .................. 352 251,688
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. USD 1,695 1,599,869

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Paprec Holding SA
(c)
6.50% , 11/17/27 .................. EUR 515 $ 579,836
7.25% , 11/17/29 .................. 500 567,617
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 829 809,864
Q-Park Holding I BV
(c)
(3-mo. EURIBOR at 2.00% Floor + 2.00%),
5.94% , 03/01/26
(a)
............... EUR 360 384,192
5.13% , 03/01/29 .................. 681 730,383
Republic Services, Inc., 3.95%, 05/15/28 ... USD 1,311 1,246,451
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
................ EUR 1,823 1,943,658
Techem Verwaltungsgesellschaft 675 mbH,
5.38%, 07/15/29
(c)
................ 777 832,324
Verisure Holding AB
(c)
9.25% , 10/15/27 .................. 1,631 1,847,215
7.13% , 02/01/28 .................. 1,173 1,303,451
Waste Management, Inc., 2.00%, 06/01/29 .. USD 45 38,601
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 3,331 3,258,281
Williams Scotsman, Inc., 7.38%, 10/01/31
(b)
.. 822 839,733
50,601,819
Communications Equipment — 0.0%
Cisco Systems, Inc., 4.95%, 02/26/31 ..... 481 473,090
CommScope, Inc.
(b)
6.00% , 03/01/26 .................. 895 799,906
4.75% , 09/01/29 .................. 167 116,483
Motorola Solutions, Inc.
4.60% , 05/23/29 .................. 143 137,402
5.60% , 06/01/32 .................. 1,900 1,889,734
5.40% , 04/15/34 .................. 94 91,414
Viasat, Inc.
(b)
5.63% , 04/15/27 .................. 1,111 1,016,606
7.50% , 05/30/31 .................. 226 159,611
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 452 379,550
5,063,796
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 461 462,844
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 1,261 1,147,810
Azzurra Aeroporti SpA
(c)
2.13% , 05/30/24 .................. EUR 1,056 1,123,571
2.63% , 05/30/27 .................. 444 445,962
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... USD 3,675 3,943,639
Cellnex Finance Co. SA
(c)
2.00% , 09/15/32 .................. EUR 1,300 1,174,525
2.00% , 02/15/33 .................. 1,800 1,614,430
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c) (e) (f) (l)
............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 824 758,898
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 668 803,183
Heathrow Finance plc
(c)
5.75% , 03/03/25
(d)
................. 221 274,212
3.88% , 03/01/27
(d)
................. 307 357,941
4.13% , 09/01/29
(d)
................. 840 948,858
6.63% , 03/01/31 .................. 821 998,797
Kier Group plc, 9.00%, 02/15/29
(c)
........ 1,069 1,362,484
Pike Corp., 8.63%, 01/31/31
(b)
.......... USD 437 457,788
15,874,942
Security
Par (000)
Par (000) Value
Construction Materials — 0.0%
(b)
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.53%), 5.13%
(a) (k)
................ USD 564 $ 541,186
St Marys Cement, Inc., 5.75%, 04/02/34 .... 445 434,988
976,174
Consumer Finance — 0.3%
Ally Financial, Inc.
5.80% , 05/01/25 .................. 1,520 1,516,955
5.75% , 11/20/25 .................. 927 919,435
(1-day SOFR + 2.82%), 6.85% , 01/03/30
(a)
2,366 2,390,604
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 682 709,240
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31% , 06/08/29 . 3,997 4,032,333
(1-day SOFR + 3.07%), 7.62% , 10/30/31 . 193 207,687
Encore Capital Group, Inc.
(c)
4.88% , 10/15/25 .................. EUR 318 334,260
5.38% , 02/15/26 .................. GBP 1,003 1,212,567
4.25% , 06/01/28 .................. 155 161,747
Ford Motor Credit Co. LLC
3.38% , 11/13/25 .................. USD 1,688 1,620,503
4.54% , 08/01/26 .................. 1,747 1,689,806
4.13% , 08/17/27 .................. 279 262,047
7.35% , 11/04/27 .................. 364 376,504
6.80% , 05/12/28 .................. 1,488 1,518,431
6.80% , 11/07/28 .................. 408 417,138
7.35% , 03/06/30 .................. 483 503,164
7.20% , 06/10/30 .................. 1,000 1,036,112
6.05% , 03/05/31 .................. 400 393,421
General Motors Financial Co., Inc.
5.40% , 04/06/26 .................. 1,972 1,959,645
5.85% , 04/06/30 .................. 385 383,736
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b) (j)
....... 2,404 2,265,925
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. 636 667,705
6.40% , 03/26/29 .................. 255 254,262
8.13% , 03/30/29 .................. 285 298,026
6.50% , 03/26/31 .................. 665 665,497
Navient Corp.
5.50% , 03/15/29 .................. 745 667,781
9.38% , 07/25/30 .................. 477 490,738
OneMain Finance Corp.
3.50% , 01/15/27 .................. 820 754,406
6.63% , 01/15/28 .................. 899 896,132
9.00% , 01/15/29 .................. 480 503,218
5.38% , 11/15/29 .................. 328 303,323
7.88% , 03/15/30 .................. 845 862,192
4.00% , 09/15/30 .................. 385 323,823
SLM Corp., 3.13%, 11/02/26 ........... 1,322 1,226,340
Synchrony Financial, 5.15%, 03/19/29 ..... 1,217 1,153,776
Toyota Motor Credit Corp., 3.38%, 04/01/30 .. 180 162,686
Volkswagen International Finance NV
(a)(c)(k)
Series PNC5 , (5-Year EUR Swap Annual +
4.29%), 7.50% ................. EUR 400 459,125
(9-Year EUR Swap Annual + 3.96%), 3.88% 1,000 984,492
34,584,782
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ USD 1,016 936,471
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 .................. 515 489,108
4.63% , 01/15/27 .................. 681 650,686
5.88% , 02/15/28 .................. 932 913,330
6.50% , 02/15/28 .................. 484 483,561

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
3.50% , 03/15/29 .................. USD 762 $ 672,364
4.88% , 02/15/30 .................. 574 535,378
Bellis Acquisition Co. plc
(c)
3.25% , 02/16/26 .................. GBP 2,612 3,206,995
4.50% , 02/16/26 .................. 3,164 3,933,808
Cencosud SA, 4.38%, 07/17/27
(c)
........ USD 1,272 1,211,580
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
... GBP 1,438 1,619,000
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... USD 517 463,428
Picard Groupe SAS, 3.88%, 07/01/26
(c)
.... EUR 1,112 1,154,666
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. USD 350 326,078
4.63% , 06/01/30 .................. 471 428,293
7.25% , 01/15/32 .................. 384 392,109
Walgreens Boots Alliance, Inc.
3.20% , 04/15/30 .................. 150 128,648
4.10% , 04/15/50 .................. 172 120,902
17,666,405
Containers & Packaging — 0.4%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
................. 1,552 1,504,443
2.00% , 09/01/28
(c)
................. EUR 1,032 959,188
4.00% , 09/01/29
(b)
................. USD 3,704 3,053,278
Ardagh Packaging Finance plc
5.25% , 04/30/25
(b)
................. 1,171 1,159,519
2.13% , 08/15/26
(c)
................. EUR 379 319,516
2.13% , 08/15/26
(c)
................. 1,320 1,112,514
4.13% , 08/15/26
(b)
................. USD 2,521 2,100,892
4.75% , 07/15/27
(c)
................. GBP 1,225 742,389
Berry Global, Inc., 1.57%, 01/15/26 ....... USD 2,795 2,603,657
Canpack SA, 3.13%, 11/01/25
(b)
......... 810 773,096
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 1,194 1,191,001
8.75% , 04/15/30 .................. 1,537 1,485,435
Crown Americas LLC
4.25% , 09/30/26 .................. 620 593,919
5.25% , 04/01/30 .................. 179 170,565
Crown European Holdings SA
(c)
3.38% , 05/15/25 .................. EUR 662 700,319
5.00% , 05/15/28 .................. 660 722,658
Fiber Bidco SpA
(c)
11.00% , 10/25/27 ................. 1,535 1,765,109
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.91% , 01/15/30
(a)
............... 579 620,624
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... USD 993 899,824
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 665 543,538
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
... EUR 1,491 1,312,736
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
230 114,824
LABL, Inc.
(b)
6.75% , 07/15/26 .................. USD 285 281,021
5.88% , 11/01/28 .................. 1,081 961,391
9.50% , 11/01/28 .................. 931 931,347
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. 13,401 13,652,269
9.25% , 04/15/27 .................. 304 297,912
OI European Group BV, 6.25%, 05/15/28
(c)
.. EUR 1,244 1,380,860
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... USD 767 768,174
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
..................... 872 742,018
Sealed Air Corp., 5.00%, 04/15/29
(b)
...... 308 289,770
Smurfit Kappa Treasury ULC, 5.44%,
04/03/34
(b)
..................... 420 406,402
Titan Holdings II BV, 5.13%, 07/15/29
(c)
.... EUR 1,084 1,023,775
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
USD 621 $ 672,025
Trivium Packaging Finance BV
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.65% , 08/15/26
(a) (c)
.............. EUR 977 1,043,874
8.50% , 08/15/27
(b) (d)
................ USD 400 396,105
WRKCo, Inc.
3.75% , 03/15/25 .................. 224 220,250
4.65% , 03/15/26 .................. 231 226,646
4.00% , 03/15/28 .................. 319 301,402
48,044,285
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 322 282,167
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 1,153 1,122,233
Resideo Funding, Inc., 4.00%, 09/01/29 .... 493 432,302
1,836,702
Diversified Consumer Services — 0.1%
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ 969 897,838
Rekeep SpA, 7.25%, 02/01/26
(c)
......... EUR 1,113 1,075,547
Service Corp. International, 4.00%, 05/15/31 . USD 1,088 937,272
Sotheby's
(b)
7.38% , 10/15/27 .................. 2,059 1,918,830
5.88% , 06/01/29 .................. 2,217 1,844,774
TUI Cruises GmbH
(c)
6.50% , 05/15/26 .................. EUR 1,213 1,307,459
6.25% , 04/15/29 .................. 194 208,589
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... USD 1,943 1,975,255
10,165,564
Diversified REITs — 0.1%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 761 648,088
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 528 490,733
8.00% , 06/15/27 .................. 988 1,012,847
Highwoods Realty LP, 7.65%, 02/01/34 .... 320 336,299
Invitation Homes Operating Partnership LP
5.50% , 08/15/33 .................. 78 75,399
2.70% , 01/15/34 .................. 908 698,539
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 344 304,880
Prologis LP
2.25% , 01/15/32 .................. 332 264,542
4.63% , 01/15/33 .................. 503 471,707
Prologis Targeted US Logistics Fund LP, 5.25%,
04/01/29
(b)
..................... 472 463,013
Simon Property Group LP, 5.50%, 03/08/33 .. 577 569,815
Uniti Group LP, 10.50%, 02/15/28
(b)
....... 4,403 4,567,803
VICI Properties LP
4.63% , 12/01/29
(b)
................. 16 14,844
4.13% , 08/15/30
(b)
................. 691 615,900
5.13% , 05/15/32 .................. 1,811 1,682,615
5.63% , 05/15/52 .................. 15 13,097
6.13% , 04/01/54 .................. 500 467,022
12,697,143
Diversified Telecommunication Services — 0.9%
Altice France Holding SA
(c)
8.00% , 05/15/27 .................. EUR 820 258,156
4.00% , 02/15/28 .................. 620 158,005
Altice France SA
2.13% , 02/15/25
(c)
................. 469 445,931
5.88% , 02/01/27
(c)
................. 650 501,184
8.13% , 02/01/27
(b)
................. USD 1,736 1,306,969
11.50% , 02/01/27
(c)
................ EUR 1,369 1,181,946
3.38% , 01/15/28
(c)
................. 687 481,954

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.50% , 01/15/28
(b)
................. USD 1,625 $ 1,097,850
4.13% , 01/15/29
(c)
................. EUR 421 291,518
5.13% , 01/15/29
(b)
................. USD 879 574,287
4.00% , 07/15/29
(c)
................. EUR 1,105 765,549
5.13% , 07/15/29
(b)
................. USD 2,027 1,320,318
4.25% , 10/15/29
(c)
................. EUR 250 172,753
5.50% , 10/15/29
(b)
................. USD 800 523,428
AT&T, Inc., 5.40%, 02/15/34 ........... 3,361 3,283,845
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c) (e) (l)
1,000 1,669
British Telecommunications plc
(a)(c)
(5-Year EURIBOR ICE Swap Rate +
2.54%), 5.13% , 10/03/54 .......... EUR 500 529,446
(5-Year EUR Swap Annual + 2.13%),
1.87% , 08/18/80 ................ 236 242,437
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ..................... GBP 1,726 2,278,992
CCO Holdings LLC
(b)
5.00% , 02/01/28 .................. USD 1,327 1,208,472
5.38% , 06/01/29 .................. 2,022 1,780,975
6.38% , 09/01/29 .................. 1,434 1,314,521
4.50% , 08/15/30 .................. 788 640,369
4.25% , 02/01/31 .................. 1,038 812,383
7.38% , 03/01/31 .................. 4,643 4,405,907
4.75% , 02/01/32 .................. 439 345,245
4.25% , 01/15/34 .................. 959 694,807
Cellnex Telecom SA
(c)(m)
2.13% , 08/11/30 .................. EUR 2,500 2,661,226
0.75% , 11/20/31 .................. 800 697,862
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. USD 936 897,772
5.00% , 05/01/28 .................. 1,397 1,285,224
8.75% , 05/15/30 .................. 3,101 3,157,221
8.63% , 03/15/31 .................. 1,287 1,299,835
Iliad Holding SASU
5.13% , 10/15/26
(c)
................. EUR 200 213,440
6.50% , 10/15/26
(b)
................. USD 2,978 2,963,419
7.00% , 10/15/28
(b)
................. 958 936,616
6.88% , 04/15/31
(c)
................. EUR 1,094 1,167,517
8.50% , 04/15/31
(b)
................. USD 1,167 1,175,791
Iliad SA
(c)
5.38% , 06/14/27 .................. EUR 1,600 1,737,401
5.38% , 02/15/29 .................. 2,100 2,261,268
5.63% , 02/15/30 .................. 1,800 1,959,379
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(c)
..................... 2,423 2,367,866
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
766 782,484
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. USD 4,300 4,291,192
4.88% , 06/15/29 .................. 4,543 2,851,864
11.00% , 11/15/29 ................. 3,969 4,050,290
10.50% , 05/15/30 ................. 4,383 4,343,210
3.88% , 10/15/30 .................. 510 280,359
Lorca Telecom Bondco SA
(c)
4.00% , 09/18/27 .................. EUR 3,427 3,562,205
5.75% , 04/30/29 .................. 2,207 2,380,818
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. USD 1,034 662,827
4.13% , 04/15/30 .................. 1,034 638,510
RCS & RDS SA
(c)
2.50% , 02/05/25 .................. EUR 900 940,060
3.25% , 02/05/28 .................. 900 884,622
Sprint Capital Corp., 6.88%, 11/15/28 ...... USD 1,856 1,943,575
Telecom Italia Capital SA
6.38% , 11/15/33 .................. 1,187 1,048,710
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.00% , 09/30/34 .................. USD 1,561 $ 1,314,402
7.20% , 07/18/36 .................. 1,151 1,042,629
7.72% , 06/04/38 .................. 494 459,298
Telecom Italia SpA
5.30% , 05/30/24
(b)
................. 1,646 1,641,790
6.88% , 02/15/28
(c)
................. EUR 1,501 1,673,951
7.88% , 07/31/28
(c)
................. 697 807,246
1.63% , 01/18/29
(c)
................. 1,712 1,553,929
5.25% , 03/17/55
(c)
................. 300 274,758
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
. USD 784 642,053
Virgin Media Secured Finance plc
5.25% , 05/15/29
(c)
................. GBP 361 408,234
5.50% , 05/15/29
(b)
................. USD 400 363,576
4.25% , 01/15/30
(c)
................. GBP 108 113,618
4.13% , 08/15/30
(c)
................. 600 617,590
4.50% , 08/15/30
(b)
................. USD 669 564,515
Vmed O2 UK Financing I plc, 7.75%, 04/15/32
(b)
783 770,595
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 576 554,998
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 10,215 8,130,761
6.13% , 03/01/28 .................. 1,496 997,087
101,992,509
Electric Utilities — 0.6%
Adani Green Energy UP Ltd., 6.70%, 03/12/42
(b)
363 336,683
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
..................... 806 676,074
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
766 799,211
American Electric Power Co., Inc., 5.70%,
08/15/25 ...................... 81 80,757
Baltimore Gas & Electric Co., 2.25%, 06/15/31 38 31,129
CenterPoint Energy Houston Electric LLC
Series AG , 3.00% , 03/01/32 .......... 612 516,940
4.95% , 04/01/33 .................. 37 35,489
DTE Electric Co., 4.85%, 12/01/26 ....... 708 701,412
Duke Energy Carolinas LLC
2.45% , 02/01/30 .................. 403 344,973
2.85% , 03/15/32 .................. 101 84,442
6.45% , 10/15/32 .................. 44 46,656
4.95% , 01/15/33 .................. 298 286,814
Duke Energy Corp.
2.65% , 09/01/26 .................. 1,483 1,389,668
2.45% , 06/01/30 .................. 389 327,693
2.55% , 06/15/31 .................. 86 70,733
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25% ,
01/15/82
(a)
.................... 7,800 6,813,885
Duke Energy Florida LLC, 2.50%, 12/01/29 .. 809 700,337
Duke Energy Indiana LLC, 5.25%, 03/01/34 .. 21 20,510
Duke Energy Progress LLC
3.40% , 04/01/32 .................. 588 509,902
5.70% , 04/01/35 .................. 30 29,349
Edison International
4.13% , 03/15/28 .................. 78 73,382
5.25% , 11/15/28 .................. 799 782,320
6.95% , 11/15/29 .................. 271 284,568
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13% ,
06/15/53
(a)
.................... 1,236 1,260,611
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%), 7.88% ,
06/15/54
(a)
.................... 520 528,432
EDP - Energias de Portugal SA
(a)(c)
(5-Year EUR Swap Annual + 1.84%),
1.70% , 07/20/80 ................ EUR 500 514,834

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year EUR Swap Annual + 2.38%),
1.88% , 08/02/81 ................ EUR 1,800 $ 1,805,222
(5-Year EUR Swap Annual + 3.18%),
5.94% , 04/23/83 ................ 300 333,659
EnBW Energie Baden-Wuerttemberg AG,
(5-Year EURIBOR ICE Swap Rate + 2.66%),
5.25%, 01/23/84
(a) (c)
............... 700 763,848
Eversource Energy
5.45% , 03/01/28 .................. USD 201 199,411
5.95% , 02/01/29 .................. 566 572,458
Exelon Corp.
3.95% , 06/15/25 .................. 193 189,237
5.45% , 03/15/34 .................. 43 41,794
FirstEnergy Corp.
4.00% , 05/01/26
(b) (m)
............... 988 975,156
Series B , 4.15% , 07/15/27
(d)
.......... 1,054 993,047
2.65% , 03/01/30 .................. 913 769,516
Florida Power & Light Co., 5.10%, 04/01/33 .. 399 388,972
Georgia Power Co.
5.00% , 02/23/27 .................. 614 608,326
4.70% , 05/15/32 .................. 776 734,595
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
... 1,193 1,160,938
MidAmerican Energy Co.
5.35% , 01/15/34 .................. 20 19,920
5.75% , 11/01/35 .................. 80 80,478
Naturgy Finance BV, (5-Year EUR Swap Annual
+ 2.44%), 2.37%
(a) (c) (k)
.............. EUR 1,400 1,404,435
NextEra Energy Capital Holdings, Inc.
4.45% , 06/20/25 .................. USD 440 433,753
2.75% , 11/01/29 .................. 794 692,234
5.05% , 02/28/33 .................. 74 70,943
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80% ,
03/15/82
(a)
.................... 10,300 9,317,718
NextEra Energy Operating Partners LP
(b)
3.88% , 10/15/26 .................. 330 308,717
7.25% , 01/15/29 .................. 190 192,449
NRG Energy, Inc.
(b)
2.45% , 12/02/27 .................. 634 565,544
7.00% , 03/15/33 .................. 549 571,713
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ........... 797 618,613
5.00% , 06/01/33 .................. 150 142,929
Pacific Gas & Electric Co.
3.30% , 12/01/27 .................. 100 91,857
3.00% , 06/15/28 .................. 898 808,043
4.55% , 07/01/30 .................. 1,481 1,374,623
3.25% , 06/01/31 .................. 1,000 845,854
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 833 744,830
PECO Energy Co., 4.90%, 06/15/33 ...... 338 325,979
PG&E Corp., 4.25%, 12/01/27
(b) (m)
........ 1,166 1,167,749
Public Service Electric & Gas Co., 4.90%,
12/15/32 ...................... 1,526 1,470,558
Southern California Edison Co.
Series 20C , 1.20% , 02/01/26 .......... 495 459,199
Series G , 2.50% , 06/01/31 ........... 1,010 826,468
6.00% , 01/15/34 .................. 1,080 1,093,812
Southern Co. (The), 5.20%, 06/15/33 ...... 968 932,555
Tampa Electric Co., 2.40%, 03/15/31 ...... 32 26,230
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (c) (k)
.................... EUR 1,150 1,216,414
Virginia Electric & Power Co.
Series B , 3.75% , 05/15/27 ............ USD 190 181,136
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.30% , 11/15/31 .................. USD 270 $ 217,439
Virginia Electric and Power Co., Series A,
3.50%, 03/15/27 ................. 134 127,225
Vistra Operations Co. LLC
(b)
3.55% , 07/15/24 .................. 2,884 2,868,391
5.13% , 05/13/25 .................. 2,162 2,129,577
7.75% , 10/15/31 .................. 907 930,212
6.88% , 04/15/32 .................. 1,515 1,508,655
6.95% , 10/15/33 .................. 719 749,206
6.00% , 04/15/34 .................. 520 505,453
61,803,894
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV, 4.00%, 04/15/29 .. 308 275,747
Vertiv Group Corp., 4.13%, 11/15/28 ...... 1,225 1,134,482
1,410,229
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 1,345 1,240,841
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 445 398,403
3.75% , 02/15/31 .................. 185 156,339
1,795,583
Energy Equipment & Services — 0.4%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 1,089 1,086,353
6.25% , 04/01/28 .................. 1,411 1,382,304
Borr IHC Ltd.
(b)
10.00% , 11/15/28 ................. 575 595,257
10.38% , 11/15/30 ................. 997 1,030,649
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 1,129 1,156,120
Halliburton Co., 2.92%, 03/01/30 ........ 76 66,499
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 1,323 1,332,541
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 381 361,244
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 818 810,683
9.13% , 01/31/30 .................. 839 865,164
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 1,015 1,045,853
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 360 354,087
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 525 546,499
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 461 456,217
Seadrill Finance Ltd., 8.38%, 08/01/30
(b)
.... 837 871,962
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 657 668,231
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 649 666,233
Transocean, Inc.
(b)
8.00% , 02/01/27 .................. 1,316 1,319,182
8.25% , 05/15/29 .................. 1,920 1,908,938
8.75% , 02/15/30 .................. 1,727 1,800,811
8.50% , 05/15/31 .................. 2,684 2,671,866
USA Compression Partners LP, 7.13%,
03/15/29
(b)
..................... 1,989 1,976,279
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 2,431 2,500,076
Vallourec SACA, 7.50%, 04/15/32
(b)
....... 908 915,428
Venture Global LNG, Inc.
(b)
8.13% , 06/01/28 .................. 3,527 3,606,245
9.50% , 02/01/29 .................. 5,977 6,424,450
8.38% , 06/01/31 .................. 2,887 2,962,675
9.88% , 02/01/32 .................. 3,359 3,584,412
Weatherford International Ltd.
(b)
6.50% , 09/15/28 .................. 898 927,349
8.63% , 04/30/30 .................. 1,428 1,482,822
45,376,429

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
CPUK Finance Ltd., 3.59%, 08/28/25
(c)
..... GBP 660 $ 800,300
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
..................... USD 1,681 1,280,987
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
..................... 1,187 1,118,715
Motion Finco SARL, 7.38%, 06/15/30
(c)
..... EUR 828 917,883
Netflix, Inc., 5.38%, 11/15/29
(b)
.......... USD 388 386,892
Odeon Finco plc, 12.75%, 11/01/27
(b)
...... 688 708,752
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 .................. EUR 376 418,923
10.00% , 10/11/28 ................. GBP 471 610,844
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 399 343,361
6,586,657
Financial Services — 0.7%
Alpha Bank SA, (1-Year EUR Swap Annual +
2.43%), 5.00%, 05/12/30
(a) (c)
.......... EUR 1,475 1,572,152
Aroundtown Finance SARL, (5-Year EURIBOR
ICE Swap Rate + 4.51%), 7.13%
(a) (c) (k)
.... 3,078 2,200,844
Banco Votorantim SA, 4.50%, 09/24/24
(c)
... USD 1,178 1,166,691
Block, Inc.
2.75% , 06/01/26 .................. 363 341,060
3.50% , 06/01/31 .................. 3,902 3,296,230
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 281 270,769
Cerved Group SpA, (3-mo. EURIBOR at 5.25%
Floor + 5.25%), 9.19%, 02/15/29
(a) (c)
..... EUR 566 580,266
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(c)
..................... 483 470,154
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... USD 584 583,474
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10%
Floor + 4.10%), 8.02%, 04/15/38
(a) (c)
..... EUR 300 322,049
Fidelity National Information Services, Inc.
1.15% , 03/01/26 .................. USD 255 235,246
1.65% , 03/01/28 .................. 206 178,974
Fiserv, Inc.
3.85% , 06/01/25 .................. 742 726,974
2.25% , 06/01/27 .................. 350 318,019
Freedom Mortgage Corp.
(b)
12.00% , 10/01/28 ................. 523 559,740
12.25% , 10/01/30 ................. 340 368,972
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(b)
..................... 285 286,509
Garfunkelux Holdco 3 SA
(c)
6.75% , 11/01/25 .................. EUR 1,224 914,377
7.75% , 11/01/25 .................. GBP 381 331,813
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. USD 263 267,175
8.00% , 02/15/27 .................. 414 424,296
8.00% , 06/15/28 .................. 620 638,498
6.88% , 04/15/29 .................. 979 978,079
Global Payments, Inc.
2.15% , 01/15/27 .................. 130 119,021
5.30% , 08/15/29 .................. 91 88,917
1.50% , 03/01/31
(b) (m)
............... 1,156 1,149,064
2.90% , 11/15/31 .................. 265 217,664
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 1,643 1,478,225
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . 1,655 1,644,004
MGIC Investment Corp., 5.25%, 08/15/28 ... 1,033 991,551
Midcap Financial Issuer Trust, 6.50%,
05/01/28
(b)
..................... 700 633,104
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 3,005 2,923,310
6.00% , 01/15/27 .................. 1,020 999,485
5.13% , 12/15/30 .................. 1,025 920,804
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.75% , 11/15/31 .................. USD 429 $ 389,912
7.13% , 02/01/32 .................. 2,000 1,971,391
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88% .... GBP 2,934 3,629,518
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% .... 4,041 4,696,072
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 883 938,623
Nexi SpA, 0.00%, 02/24/28
(c) (m) (n)
......... EUR 3,200 2,885,146
Nykredit Realkredit A/S, (5-Year EUR Swap
Annual + 4.57%), 4.13%
(a) (c) (k)
......... 600 612,629
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
..................... USD 1,371 1,399,318
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 2,972 2,728,704
3.88% , 03/01/31 .................. 489 414,599
4.00% , 10/15/33 .................. 295 240,835
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 1,111 983,097
11.25% , 12/15/27 ................. 122 114,021
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 1,309 1,260,340
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $7,156,200), (3-mo. EURIBOR
+ 3.25%), 7.17%, 08/22/27
(a) (f) (h)
........ EUR 6,599 6,873,415
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(c)
..................... 726 675,899
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. USD 10,763 10,763,000
Worldline SA, 0.00%, 07/30/26
(c) (m) (n)
...... EUR 1,907 1,845,503
70,619,532
Food Products — 0.1%
Boparan Finance plc, 7.63%, 11/30/25
(c)
.... GBP 702 803,427
Chobani LLC
(b)
4.63% , 11/15/28 .................. USD 2,583 2,390,718
7.63% , 07/01/29 .................. 3,296 3,330,858
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 1,334 1,295,903
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... 626 637,872
Kraft Heinz Foods Co., 3.88%, 05/15/27 .... 479 459,352
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
774 689,868
Post Holdings, Inc.
(b)
5.63% , 01/15/28 .................. 264 256,200
5.50% , 12/15/29 .................. 124 117,595
4.63% , 04/15/30 .................. 129 116,502
4.50% , 09/15/31 .................. 278 244,436
6.25% , 02/15/32 .................. 619 610,735
Premier Foods Finance plc
3.50% , 10/15/26
(c)
................. GBP 977 1,162,915
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 895 772,212
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 .................. EUR 240 255,389
7.25% , 04/15/28 .................. 850 952,476
14,096,458
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
... USD 1,296 1,346,571
Atmos Energy Corp.
3.00% , 06/15/27 .................. 22 20,536
5.90% , 11/15/33 .................. 82 84,149
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
................ 912 955,208
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 1,267 1,287,171
8.38% , 02/15/32 .................. 2,684 2,727,352
ONE Gas, Inc.
2.00% , 05/15/30 .................. 36 29,918
4.25% , 09/01/32 .................. 34 31,406

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Promigas SA ESP, 3.75%, 10/16/29
(c)
...... USD 580 $ 503,150
Southern California Gas Co., 2.95%, 04/15/27 364 340,183
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 619 549,888
UGI International LLC, 2.50%, 12/01/29
(c)
... EUR 1,046 1,007,422
8,882,954
Ground Transportation — 0.2%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. USD 963 942,679
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(b)
891 853,067
BCP V Modular Services Finance II plc
(c)
4.75% , 11/30/28 .................. EUR 756 758,305
6.13% , 11/30/28 .................. GBP 343 392,165
Brightline East LLC, 11.00%, 01/31/30
(b)
.... USD 628 621,562
Burlington Northern Santa Fe LLC, 3.25%,
06/15/27 ...................... 53 50,160
Canadian National Railway Co., 3.85%,
08/05/32 ...................... 218 196,588
DAE Funding LLC, 1.55%, 08/01/24
(c)
..... 1,648 1,627,915
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
1,477 1,467,975
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 578 555,066
Lyft, Inc., 0.63%, 03/01/29
(b) (m)
.......... 652 670,022
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (c) (k)
.................... GBP 1,742 1,982,488
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 1,017 946,617
Norfolk Southern Corp., 2.30%, 05/15/31 ... 360 296,691
Penske Truck Leasing Co. LP
(b)
1.20% , 11/15/25 .................. 2,946 2,742,233
4.45% , 01/29/26 .................. 163 159,183
5.88% , 11/15/27 .................. 415 416,315
5.55% , 05/01/28 .................. 265 263,289
5.35% , 03/30/29 .................. 235 230,911
Ryder System, Inc., 6.60%, 12/01/33 ...... 493 517,488
Uber Technologies, Inc., 4.50%, 08/15/29
(b)
.. 1,274 1,186,855
Union Pacific Corp.
2.40% , 02/05/30 .................. 263 225,456
4.50% , 01/20/33 .................. 65 61,419
17,164,449
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 1,671 1,553,365
3.88% , 11/01/29 .................. 184 162,913
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 4,070 4,203,293
Baxter International, Inc.
3.95% , 04/01/30 .................. 355 324,125
2.54% , 02/01/32 .................. 105 84,123
Becton Dickinson & Co.
3.70% , 06/06/27 .................. 197 187,052
4.69% , 02/13/28 .................. 463 450,506
4.87% , 02/08/29 .................. 993 969,805
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 970 868,956
6.25% , 04/01/29 .................. 1,220 1,212,197
5.25% , 10/01/29 .................. 3,548 3,303,113
Medtronic Global Holdings SCA, 4.25%,
03/30/28 ...................... 281 271,320
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
863 909,933
Solventum Corp.
(b)
5.45% , 02/25/27 .................. 829 822,014
5.40% , 03/01/29 .................. 685 672,042
5.45% , 03/13/31 .................. 937 907,967
5.60% , 03/23/34 .................. 972 937,458
Teleflex, Inc., 4.63%, 11/15/27 .......... 23 21,900
17,862,082
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.3%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
USD 556 $ 535,101
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 1,566 1,434,852
Banner Health
2.34% , 01/01/30 .................. 87 74,074
1.90% , 01/01/31 .................. 36 29,249
Centene Corp.
4.63% , 12/15/29 .................. 510 474,921
3.38% , 02/15/30 .................. 385 335,407
3.00% , 10/15/30 .................. 25 20,957
2.63% , 08/01/31 .................. 1,161 928,963
Clariane SE
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 4.13%
(a) (c) (k)
GBP 1,100 955,281
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. USD 1,611 1,475,098
6.00% , 01/15/29 .................. 1,382 1,205,713
5.25% , 05/15/30 .................. 1,013 828,214
4.75% , 02/15/31 .................. 2,554 1,993,499
CVS Health Corp.
5.13% , 02/21/30 .................. 288 281,927
5.25% , 02/21/33 .................. 56 54,102
Elevance Health, Inc.
5.35% , 10/15/25 .................. 331 329,847
4.10% , 05/15/32 .................. 511 463,176
Encompass Health Corp.
4.50% , 02/01/28 .................. 100 93,865
4.75% , 02/01/30 .................. 953 873,941
4.63% , 04/01/31 .................. 381 342,124
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 1,372 1,499,193
HCA, Inc.
3.50% , 09/01/30 .................. USD 1,754 1,546,435
5.50% , 06/01/33 .................. 1,560 1,515,499
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 1,346 1,225,970
Humana, Inc.
4.88% , 04/01/30 .................. 482 464,170
5.38% , 04/15/31 .................. 956 932,110
5.88% , 03/01/33 .................. 249 248,795
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(b)
877 821,321
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 1,055 1,098,570
11.00% , 10/15/30 ................. 1,517 1,614,683
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. 1,030 955,280
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... 136 119,339
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 1,054 943,947
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 247 245,345
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 389 387,316
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 2,212 2,208,980
Sutter Health
Series 2018 , 3.70% , 08/15/28 ......... 87 81,768
Series 20A , 2.29% , 08/15/30 .......... 291 244,020
5.16% , 08/15/33 .................. 152 148,518
Tenet Healthcare Corp.
4.63% , 06/15/28 .................. 234 220,199
6.13% , 06/15/30 .................. 366 359,741
6.75% , 05/15/31
(b)
................. 2,476 2,480,910
UnitedHealth Group, Inc.
4.00% , 05/15/29 .................. 292 276,597
5.30% , 02/15/30 .................. 2,545 2,545,795
4.20% , 05/15/32 .................. 1,241 1,144,409

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... USD 724 $ 709,979
36,769,200
Health Care REITs — 0.1%
Healthpeak OP LLC
3.00% , 01/15/30 .................. 194 168,289
5.25% , 12/15/32 .................. 531 510,596
MPT Operating Partnership LP
2.50% , 03/24/26 .................. GBP 1,453 1,561,413
5.25% , 08/01/26 .................. USD 758 690,403
4.63% , 08/01/29 .................. 1,645 1,230,964
3.50% , 03/15/31 .................. 1,182 792,566
Welltower OP LLC
4.00% , 06/01/25 .................. 420 411,925
2.75% , 01/15/32 .................. 639 521,288
3.85% , 06/15/32 .................. 545 479,992
6,367,436
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75% , 10/15/27 .................. 1,003 953,188
7.25% , 07/15/28
(b)
................. 1,257 1,276,487
4.50% , 02/15/29
(b)
................. 200 183,965
6.50% , 04/01/32
(b)
................. 2,203 2,159,075
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 847 797,111
Service Properties Trust
7.50% , 09/15/25 .................. 731 736,395
8.63% , 11/15/31
(b)
................. 2,546 2,673,913
8,780,134
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 315 290,592
4.38% , 01/15/28 .................. 714 663,992
Accor SA, (5-Year EUR Swap Annual + 3.25%),
2.63%
(a) (c) (k)
.................... EUR 700 732,174
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(b)
................. USD 1,000 1,021,875
7.25% , 04/30/30
(c)
................. EUR 1,529 1,697,019
Boyd Gaming Corp.
4.75% , 12/01/27 .................. USD 774 733,282
4.75% , 06/15/31
(b)
................. 482 426,814
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 1,046 951,797
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 .................. 1,045 932,492
7.00% , 02/15/30 .................. 2,847 2,866,994
6.50% , 02/15/32 .................. 2,166 2,134,037
Carnival Corp.
(b)
4.00% , 08/01/28 .................. 1,053 962,484
6.00% , 05/01/29 .................. 1,943 1,882,851
7.00% , 08/15/29 .................. 1,344 1,375,497
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 6,941 7,525,897
Carnival plc, 1.00%, 10/28/29 .......... EUR 802 672,947
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... USD 666 664,386
Cedar Fair LP, 6.50%, 10/01/28 ......... 435 434,145
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 1,577 1,489,971
5.75% , 04/01/30 .................. 1,820 1,731,814
6.75% , 05/01/31 .................. 1,128 1,119,821
Cirsa Finance International SARL
(c)
7.88% , 07/31/28 .................. EUR 410 461,593
(3-mo. EURIBOR + 4.50%), 8.36% ,
07/31/28
(a)
.................... 865 939,061
6.50% , 03/15/29 .................. 447 485,756
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Codere New Holdco SA
7.50% , 11/30/27
(b)
................. EUR 156 $ 1,669
7.50% , 11/30/27
(c)
................. 214 3,197
CPUK Finance Ltd.
(c)
4.88% , 08/28/25 .................. GBP 619 756,842
4.50% , 08/28/27 .................. 534 605,404
Elior Group SA, 3.75%, 07/15/26
(c)
....... EUR 1,045 1,041,798
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 577 521,976
6.75% , 01/15/30 .................. 806 701,251
Flutter Treasury DAC
5.00% , 04/29/29
(c)
................. EUR 377 407,545
6.38% , 04/29/29
(b)
................. USD 420 421,138
Food Service Project SA, 5.50%, 01/21/27
(c)
. EUR 1,061 1,124,464
GLP Capital LP
5.75% , 06/01/28 .................. USD 67 66,181
4.00% , 01/15/30 .................. 354 317,021
3.25% , 01/15/32 .................. 868 709,987
Hilton Domestic Operating Co., Inc.
3.75% , 05/01/29
(b)
................. 118 105,847
4.88% , 01/15/30 .................. 280 263,209
4.00% , 05/01/31
(b)
................. 373 326,837
6.13% , 04/01/32
(b)
................. 524 516,527
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(b)
................ 773 762,075
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
..................... EUR 1,465 1,534,340
International Game Technology plc, 5.25%,
01/15/29
(b)
..................... USD 671 633,795
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 475 479,065
7.50% , 09/01/31 .................. 1,067 1,088,183
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 675 706,063
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 1,314 1,301,770
Lottomatica SpA
(c)
9.75% , 09/30/27 .................. EUR 669 759,050
(3-mo. EURIBOR at 0.00% Floor + 4.13%),
8.07% , 06/01/28
(a)
............... 209 224,182
(3-mo. EURIBOR at 0.00% Floor + 4.13%),
8.07% , 06/01/28
(a)
............... 959 1,028,665
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.94% , 12/15/30
(a)
............... 1,016 1,095,118
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 874 820,173
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 .................. 880 856,900
5.75% , 07/21/28 .................. 400 372,000
5.38% , 12/04/29 .................. 1,442 1,285,673
7.63% , 04/17/32 .................. 1,101 1,078,980
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 1,209 1,214,666
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
636 628,456
MGM China Holdings Ltd.
(b)
5.38% , 05/15/24 .................. 200 199,760
5.25% , 06/18/25 .................. 400 393,250
5.88% , 05/15/26 .................. 400 392,875
4.75% , 02/01/27 .................. 440 414,700
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(c) (j)
............ EUR 150 161,329
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... USD 1,053 960,542
Motion Bondco DAC, 6.63%, 11/15/27
(b)
.... 848 817,896
NCL Corp. Ltd.
(b)
5.88% , 03/15/26 .................. 54 52,910
8.38% , 02/01/28 .................. 557 580,861

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
8.13% , 01/15/29 .................. USD 228 $ 237,448
7.75% , 02/15/29 .................. 342 349,346
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 1,086 1,059,696
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
.. 831 843,723
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. 700 521,833
5.88% , 09/01/31 .................. 888 637,626
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 719 771,134
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 894 849,875
Royal Caribbean Cruises Ltd.
(b)
4.25% , 07/01/26 .................. 243 233,326
5.38% , 07/15/27 .................. 519 505,073
5.50% , 04/01/28 .................. 918 893,551
8.25% , 01/15/29 .................. 364 382,859
7.25% , 01/15/30 .................. 948 974,887
6.25% , 03/15/32 .................. 1,365 1,345,579
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 614 580,861
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
..................... 2,001 1,996,725
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 933 865,376
4.63% , 12/01/31 .................. 384 336,589
6.63% , 03/15/32 .................. 629 616,385
Stonegate Pub Co. Financing plc
(c)
8.00% , 07/13/25 .................. GBP 939 1,123,813
(3-mo. EURIBOR at 5.75% Floor + 5.75%),
9.65% , 07/31/25
(a)
............... EUR 260 266,373
TUI AG, 5.88%, 03/15/29
(c)
............ 1,231 1,326,582
TVL Finance plc, 10.25%, 04/28/28
(c)
...... GBP 457 591,316
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... USD 1,043 1,045,190
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. 843 817,344
7.00% , 02/15/29 .................. 225 224,147
9.13% , 07/15/31 .................. 1,365 1,464,111
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 741 709,100
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 1,045 958,178
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 1,224 1,182,840
Wynn Macau Ltd.
(b)
5.50% , 01/15/26 .................. 445 432,484
5.63% , 08/26/28 .................. 2,423 2,237,641
5.13% , 12/15/29 .................. 200 177,000
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 1,500 1,391,815
7.13% , 02/15/31 .................. 2,062 2,091,409
89,972,696
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 .................. 764 690,974
4.63% , 04/01/30 .................. 327 292,212
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 366 361,764
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 1,588 1,406,087
4.88% , 02/15/30 .................. 535 463,015
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
594 611,832
Empire Communities Corp., 9.75%, 05/01/29
(b)
224 228,319
LG Electronics, Inc.
(b)
5.63% , 04/24/27 .................. 1,383 1,375,545
5.63% , 04/24/29 .................. 422 420,481
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 431 448,333
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 1,303 1,166,841
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
636 637,800
Security
Par (000)
Par (000) Value
Household Durables (continued)
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... USD 511 $ 525,085
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 392 242,235
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 61 56,802
Tempur Sealy International, Inc.
(b)
4.00% , 04/15/29 .................. 774 688,096
3.88% , 10/15/31 .................. 108 88,917
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 941 905,754
5.70% , 06/15/28 .................. 194 187,767
10,797,859
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 538 469,946
Spectrum Brands, Inc.
(b)
5.00% , 10/01/29 .................. 10 9,743
5.50% , 07/15/30 .................. 297 288,395
3.88% , 03/15/31 .................. 365 341,574
1,109,658
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA, 6.30%, 03/15/29
(b)
....... 483 475,617
AES Corp. (The)
1.38% , 01/15/26 .................. 64 59,266
3.95% , 07/15/30
(b)
................. 129 115,058
2.45% , 01/15/31 .................. 791 636,293
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 357 338,638
4.63% , 02/01/29 .................. 200 183,716
5.00% , 02/01/31 .................. 360 326,221
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
..................... 1,119 1,054,489
Colbun SA, 3.15%, 01/19/32
(b)
.......... 1,340 1,102,954
NextEra Energy Partners LP
(b)(m)
0.00% , 11/15/25
(n)
................. 1,075 959,975
2.50% , 06/15/26 .................. 675 606,464
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 786 831,615
TransAlta Corp., 7.75%, 11/15/29 ........ 675 690,857
7,381,163
Industrial Conglomerates — 0.1%
EMRLD Borrower LP
6.38% , 12/15/30
(c)
................. EUR 1,523 1,698,395
6.63% , 12/15/30
(b)
................. USD 7,565 7,497,214
GEMS MENASA Cayman Ltd.
7.13% , 07/31/26
(b)
................. 247 245,533
7.13% , 07/31/26
(c)
................. 684 679,939
Sisecam UK plc
(b)
8.25% , 05/02/29 .................. 1,115 1,134,192
8.63% , 05/02/32 .................. 940 952,925
12,208,198
Insurance — 0.9%
AEGON Funding Co. LLC, 5.50%, 04/16/27
(b)
. 972 961,456
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 2,918 2,721,930
6.75% , 10/15/27 .................. 5,667 5,557,163
6.75% , 04/15/28 .................. 1,545 1,543,370
5.88% , 11/01/29 .................. 3,449 3,167,020
7.00% , 01/15/31 .................. 2,709 2,717,485
Allianz SE
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 3.50% 5,000 4,562,621
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 3.20% 3,800 3,060,841
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 597 589,772

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
4.88% , 06/30/29 .................. USD 1,021 $ 928,172
Aon Corp.
4.50% , 12/15/28 .................. 867 832,333
2.80% , 05/15/30 .................. 475 409,024
2.60% , 12/02/31 .................. 207 168,983
5.00% , 09/12/32 .................. 525 503,853
Aon North America, Inc.
5.15% , 03/01/29 .................. 1,165 1,149,409
5.30% , 03/01/31 .................. 872 857,741
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
................. EUR 1,910 1,967,010
7.75% , 02/15/31
(b)
................. USD 1,993 1,961,208
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(b)
..................... 1,558 1,517,557
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... 992 963,168
Aviva plc, (5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88%
(a) (c) (k)
... GBP 3,375 3,912,874
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a) (c) (k)
............... EUR 3,025 3,305,810
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a) (c) (k)
.................... GBP 1,100 982,771
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
...... 2,135 2,623,899
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. USD 4,849 4,787,023
8.13% , 02/15/32 .................. 2,018 1,985,993
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 8,997 9,128,977
7.38% , 01/31/32 .................. 10,834 10,734,203
Intesa Sanpaolo Vita SpA, 2.38%, 12/22/30
(c)
. EUR 1,115 1,015,639
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. USD 1,158 1,190,028
10.50% , 12/15/30 ................. 1,181 1,250,228
Just Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.27%),
5.00%
(a) (c) (k)
.................... GBP 550 509,330
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a) (c) (k)
............... 2,175 2,383,964
Liberty Mutual Group, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13% ,
12/15/51
(b)
.................... USD 4,925 4,482,687
(5-Year EUR Swap Annual + 3.70%),
3.63% , 05/23/59
(c)
............... EUR 1,934 2,056,976
Marsh & McLennan Cos., Inc., 5.75%, 11/01/32 USD 412 421,743
Met Tower Global Funding, 5.25%, 04/12/29
(b)
1,864 1,838,595
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
8,338 8,381,242
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 1,016 931,787
Sumitomo Life Insurance Co., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.84%), 5.88%
(a) (b) (k)
........ 240 229,843
USI, Inc., 7.50%, 01/15/32
(b)
........... 1,330 1,322,924
99,616,652
Interactive Media & Services — 0.0%
Meta Platforms, Inc.
4.60% , 05/15/28 .................. 667 655,158
3.85% , 08/15/32 .................. 344 312,326
967,484
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. 1,673 1,517,727
Atos SE
(c)
0.00% , 11/06/24
(m) (n)
............... EUR 400 76,838
1.75% , 05/07/25 .................. 1,100 227,153
Security
Par (000)
Par (000) Value
IT Services (continued)
2.50% , 11/07/28 .................. EUR 200 $ 41,301
Banff Merger Sub, Inc., 8.38%, 09/01/26
(c)
... 1,068 1,122,251
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
USD 2,131 2,199,388
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 2,455 2,322,430
Cablevision Lightpath LLC
(b)
3.88% , 09/15/27 .................. 1,280 1,129,413
5.63% , 09/15/28 .................. 808 652,038
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 1,423 1,463,991
Engineering - Ingegneria Informatica - SpA
11.13% , 05/15/28
(c)
................ EUR 2,057 2,256,697
Global Switch Finance BV, 1.38%, 10/07/30
(c)
. 1,583 1,532,982
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
..................... USD 609 654,207
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 132 131,759
Twilio, Inc.
3.63% , 03/15/29 .................. 416 369,272
3.88% , 03/15/31 .................. 739 639,808
United Group BV
(c)
4.00% , 11/15/27 .................. EUR 643 654,205
4.63% , 08/15/28 .................. 142 144,344
17,135,804
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
........ USD 292 299,767
Amer Sports Co., 6.75%, 02/16/31
(b)
...... 879 861,987
Mattel, Inc., 6.20%, 10/01/40 ........... 502 475,954
1,637,708
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.
(b)
4.25% , 05/01/28 .................. 157 146,028
4.00% , 03/15/31 .................. 521 454,439
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 1,037 1,046,046
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 2,467 2,580,608
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32 290 281,654
4,508,775
Machinery — 0.3%
ATS Corp., 4.13%, 12/15/28
(b)
.......... 814 731,777
Boels Topholding BV
(c)
6.25% , 02/15/29 .................. EUR 1,209 1,328,952
5.75% , 05/15/30 .................. 840 896,484
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. USD 911 931,776
9.50% , 01/01/31 .................. 602 646,249
Cummins, Inc., 4.90%, 02/20/29 ......... 689 680,796
Daimler Truck Finance North America LLC
(b)
5.15% , 01/16/26 .................. 616 610,827
3.65% , 04/07/27 .................. 336 318,827
Esab Corp., 6.25%, 04/15/29
(b)
.......... 758 755,156
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 707 531,529
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 2,581 2,656,734
IMA Industria Macchine Automatiche SpA
(c)
3.75% , 01/15/28 .................. EUR 118 118,052
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.91% , 01/15/28
(a)
............... 790 843,931
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.65% , 04/15/29
(a)
............... 1,771 1,909,667
Loxam SAS
(c)
6.38% , 05/15/28 .................. 996 1,095,010
6.38% , 05/31/29 .................. 1,413 1,556,299
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 1,952 1,811,152
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
533 482,265
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 9.11%, 07/15/29
(a) (c)
. EUR 1,017 1,071,776

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
OT Merger Corp., 7.88%, 10/15/29
(b)
...... USD 877 $ 570,050
Otis Worldwide Corp.
2.29% , 04/05/27 .................. 168 154,892
2.57% , 02/15/30 .................. 129 110,582
Terex Corp., 5.00%, 05/15/29
(b)
......... 625 584,718
TK Elevator Holdco GmbH
6.63% , 07/15/28
(c)
................. EUR 810 820,816
7.63% , 07/15/28
(b)
................. USD 2,334 2,287,504
TK Elevator Midco GmbH
4.38% , 07/15/27
(c)
................. EUR 1,648 1,681,375
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 4,306 4,118,983
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 1,332 1,196,852
30,503,031
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
........ 1,991 2,008,565
Media — 0.8%
Altice Financing SA
2.25% , 01/15/25
(c)
................. EUR 285 293,887
9.63% , 07/15/27
(b)
................. USD 2,007 1,887,028
3.00% , 01/15/28
(c)
................. EUR 100 86,165
5.00% , 01/15/28
(b)
................. USD 1,953 1,541,321
5.75% , 08/15/29
(b)
................. 3,231 2,399,904
Banijay Entertainment SASU
7.00% , 05/01/29
(c)
................. EUR 1,263 1,412,059
8.13% , 05/01/29
(b)
................. USD 465 475,782
Cable One, Inc.
0.00% , 03/15/26
(m) (n)
............... 569 490,762
4.00% , 11/15/30
(b)
................. 1,845 1,407,559
Charter Communications Operating LLC
6.15% , 11/10/26 .................. 1,406 1,409,459
2.25% , 01/15/29 .................. 1,270 1,060,052
2.80% , 04/01/31 .................. 1,466 1,164,220
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 1,139 1,055,765
7.75% , 04/15/28 .................. 540 457,847
9.00% , 09/15/28 .................. 2,909 2,990,640
7.50% , 06/01/29 .................. 2,003 1,614,069
7.88% , 04/01/30 .................. 2,851 2,795,290
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 1,674 910,719
Comcast Corp.
4.15% , 10/15/28 .................. 827 791,918
2.65% , 02/01/30 .................. 562 487,215
1.50% , 02/15/31 .................. 673 527,409
CSC Holdings LLC
(b)
5.50% , 04/15/27 .................. 1,078 883,757
11.25% , 05/15/28 ................. 3,229 2,856,160
11.75% , 01/31/29 ................. 2,200 1,954,535
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 1,873 1,745,780
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 1,175 924,001
5.75% , 12/01/28 .................. 131 88,462
DISH Network Corp., 11.75%, 11/15/27
(b)
... 3,486 3,514,017
EquipmentShare.com, Inc., 8.63%, 05/15/32
(b)
269 273,686
Eutelsat SA
(c)
1.50% , 10/13/28 .................. EUR 1,400 1,095,280
9.75% , 04/13/29 .................. 610 660,796
GCI LLC, 4.75%, 10/15/28
(b)
........... USD 829 739,506
Gray Television, Inc.
(b)
5.88% , 07/15/26 .................. 1,024 987,271
7.00% , 05/15/27 .................. 772 702,502
Grupo Televisa SAB, 8.50%, 03/11/32 ..... 30 33,581
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 585 484,374
Security
Par (000)
Par (000) Value
Media (continued)
Interpublic Group of Cos., Inc. (The)
4.75% , 03/30/30 .................. USD 30 $ 28,651
2.40% , 03/01/31 .................. 543 443,438
Lamar Media Corp., 4.00%, 02/15/30 ...... 306 273,108
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 1,739 1,611,749
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 554 528,871
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 401 377,089
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 833 792,827
4.25% , 01/15/29 .................. 624 555,390
4.63% , 03/15/30 .................. 422 372,570
7.38% , 02/15/31 .................. 917 941,026
Paramount Global
4.20% , 05/19/32 .................. 447 365,040
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 6.38% ,
03/30/62
(a)
.................... 5,523 5,107,980
Pinewood Finco plc, 6.00%, 03/27/30
(c)
..... GBP 1,938 2,353,086
Radiate Holdco LLC
(b)
4.50% , 09/15/26 .................. USD 1,038 792,753
6.50% , 09/15/28 .................. 1,620 677,439
SES SA, (5-Year EUR Swap Annual + 3.19%),
2.88%
(a) (c) (k)
.................... EUR 987 974,179
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. USD 1,919 1,786,072
4.00% , 07/15/28 .................. 495 441,254
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 1,577 1,411,946
Summer BC Holdco B SARL, 5.75%, 10/31/26
(c)
EUR 1,519 1,590,438
Summer BidCo BV
10.00% , 02/15/29
(c)
................ 570 612,119
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... USD 2,333 2,031,506
Tele Columbus AG, 10.00%, 03/19/29
(a) (c)
... EUR 3,009 1,952,775
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 1,000 942,000
United Group BV
(c)
3.13% , 02/15/26 .................. EUR 381 391,884
6.75% , 02/15/31 .................. 372 406,178
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.13% , 02/15/31
(a)
............... 604 644,589
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. USD 1,086 1,048,005
8.00% , 08/15/28 .................. 2,330 2,327,253
7.38% , 06/30/30 .................. 786 752,659
Videotron Ltd., 3.63%, 06/15/29
(b)
........ 435 386,647
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................ GBP 1,052 1,171,638
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 379 337,394
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
. EUR 1,508 1,399,602
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
596 547,824
Ziggo Bond Co. BV
(b)
6.00% , 01/15/27 .................. USD 1,403 1,379,392
5.13% , 02/28/30 .................. 418 346,834
Ziggo BV
2.88% , 01/15/30
(c)
................. EUR 1,933 1,817,491
4.88% , 01/15/30
(b)
................. USD 498 435,773
82,559,247
Metals & Mining — 0.3%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 840 724,763
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 674 539,099
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 622 647,605

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
11.50% , 10/01/31 ................. USD 2,485 $ 2,767,020
ATI, Inc.
4.88% , 10/01/29 .................. 769 716,050
7.25% , 08/15/30 .................. 488 499,213
5.13% , 10/01/31 .................. 934 850,982
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 3,227 3,214,994
Carpenter Technology Corp.
6.38% , 07/15/28 .................. 100 99,469
7.63% , 03/15/30 .................. 1,190 1,212,415
Constellium SE
(b)
5.63% , 06/15/28 .................. 500 482,557
3.75% , 04/15/29 .................. 1,807 1,602,026
CSN Resources SA, 8.88%, 12/05/30
(b)
.... 1,069 1,064,900
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 884 831,490
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
1,693 1,761,262
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
... 642 620,050
Freeport-McMoRan, Inc., 5.40%, 11/14/34 ... 62 59,791
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 616 449,103
Glencore Funding LLC
(b)
5.70% , 05/08/33 .................. 86 84,443
6.50% , 10/06/33 .................. 1,306 1,345,183
5.63% , 04/04/34 .................. 1,030 996,462
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 198 184,350
4.50% , 06/01/31 .................. 2,751 2,409,552
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 160 167,734
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 1,533 1,523,354
Newmont Corp., 2.25%, 10/01/30 ........ 288 238,819
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 1,782 1,666,105
4.75% , 01/30/30 .................. 1,847 1,690,043
3.88% , 08/15/31 .................. 1,890 1,600,479
POSCO
(b)
5.63% , 01/17/26 .................. 357 355,550
5.75% , 01/17/28 .................. 309 308,552
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(c) (j)
.......... 734 663,312
Steel Dynamics, Inc.
1.65% , 10/15/27 .................. 601 529,291
3.25% , 01/15/31 .................. 139 120,630
Teck Resources Ltd.
3.90% , 07/15/30 .................. 800 722,568
5.20% , 03/01/42 .................. 145 127,403
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 1,017 889,875
6.13% , 06/12/33 .................. 676 663,764
34,430,258
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 .................. 109 107,222
4.25% , 02/01/27 .................. 364 337,048
4.75% , 06/15/29 .................. 655 584,557
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 403 373,220
7.25% , 04/01/29 .................. 955 942,105
2,344,152
Multi-Utilities — 0.1%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(d)
..................... 725 717,428
Berkshire Hathaway Energy Co., 1.65%,
05/15/31 ...................... 668 518,948
Consumers Energy Co.
3.80% , 11/15/28 .................. 854 801,697
4.90% , 02/15/29 .................. 791 777,645
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Dominion Energy, Inc., Series C, 2.25%,
08/15/31 ...................... USD 71 $ 56,550
NiSource, Inc.
5.25% , 03/30/28 .................. 194 191,875
5.40% , 06/30/33 .................. 487 473,861
San Diego Gas & Electric Co., 4.95%, 08/15/28 1,231 1,213,016
Sempra
5.40% , 08/01/26 .................. 1,355 1,347,405
3.25% , 06/15/27 .................. 121 112,751
3.70% , 04/01/29 .................. 666 611,232
WEC Energy Group, Inc., 5.60%, 09/12/26 .. 493 493,554
7,315,962
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.
3.95% , 01/15/28 .................. 609 575,105
2.75% , 12/15/29 .................. 599 518,181
4.90% , 12/15/30 .................. 663 637,105
3.38% , 08/15/31 .................. 29 25,088
1.88% , 02/01/33 .................. 452 332,062
Kilroy Realty LP
3.05% , 02/15/30 .................. 286 237,668
6.25% , 01/15/36 .................. 560 525,971
2,851,180
Oil, Gas & Consumable Fuels — 1.3%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 1,561 1,571,087
Antero Midstream Partners LP
(b)
5.75% , 03/01/27 .................. 1,094 1,074,098
6.63% , 02/01/32 .................. 770 767,679
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 1,406 1,754,996
8.25% , 12/31/28 .................. 1,267 1,292,802
5.88% , 06/30/29 .................. 1,396 1,330,372
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 911 949,820
BP Capital Markets America, Inc.
3.54% , 04/06/27 .................. 155 147,807
3.59% , 04/14/27 .................. 1,545 1,474,178
4.23% , 11/06/28 .................. 511 490,814
1.75% , 08/10/30 .................. 95 77,450
Buckeye Partners LP
5.85% , 11/15/43 .................. 645 544,689
5.60% , 10/15/44 .................. 503 388,046
Cenovus Energy, Inc., 2.65%, 01/15/32 .... 75 60,713
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 89 87,737
3.70% , 11/15/29 .................. 547 496,890
Cheniere Energy Partners LP
4.00% , 03/01/31 .................. 1,040 927,948
5.95% , 06/30/33 .................. 798 795,830
Cheniere Energy, Inc., 5.65%, 04/15/34
(b)
... 784 767,283
Chesapeake Energy Corp., 6.75%, 04/15/29
(b)
45 44,965
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 1,719 1,717,237
8.38% , 01/15/29 .................. 1,224 1,266,704
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 .................. 1,678 1,750,463
8.63% , 11/01/30 .................. 1,573 1,673,879
8.75% , 07/01/31 .................. 1,638 1,737,495
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
1,102 975,287
CNX Resources Corp., 7.38%, 01/15/31
(b)
... 520 526,385
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 2,253 2,140,727
5.88% , 01/15/30 .................. 672 612,038
ConocoPhillips Co., 6.95%, 04/15/29 ...... 430 461,436

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
..................... USD 659 $ 627,123
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 794 793,960
Coterra Energy, Inc.
3.90% , 05/15/27 .................. 45 42,802
4.38% , 03/15/29 .................. 49 46,170
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 2,396 2,201,772
Crescent Energy Finance LLC
(b)
9.25% , 02/15/28 .................. 1,844 1,948,112
7.63% , 04/01/32 .................. 1,460 1,465,446
Cullinan Holdco Scsp, 4.63%, 10/15/26
(c)
... EUR 808 701,105
DCP Midstream Operating LP
8.13% , 08/16/30 .................. USD 635 710,046
3.25% , 02/15/32 .................. 1,961 1,649,683
Devon Energy Corp.
5.25% , 10/15/27 .................. 88 86,987
4.50% , 01/15/30 .................. 226 213,193
7.88% , 09/30/31 .................. 20 22,341
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
807 844,113
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 400 363,290
3.13% , 03/24/31 .................. 1,292 1,119,091
6.25% , 03/15/33 .................. 1,830 1,889,664
5.40% , 04/18/34 .................. 785 762,833
DT Midstream, Inc.
(b)
4.13% , 06/15/29 .................. 1,516 1,374,055
4.38% , 06/15/31 .................. 378 335,572
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 .................. 1,095 909,877
4.39% , 11/30/46 .................. 1,166 877,779
Enbridge, Inc.
5.90% , 11/15/26 .................. 748 752,828
5.70% , 03/08/33 .................. 1,395 1,378,997
Series 16-A , (3-mo. CME Term SOFR +
4.15%), 6.00% , 01/15/77
(a)
......... 9,520 9,005,712
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84
(a)
.................... 1,071 1,129,956
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 651 662,884
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b) (c)
.................... 542 520,352
Energy Transfer LP
Series B , (3-mo. LIBOR USD + 4.16%),
6.63%
(a) (k)
..................... 465 427,136
6.10% , 12/01/28 .................. 4,591 4,678,761
3.75% , 05/15/30 .................. 335 302,210
6.40% , 12/01/30 .................. 1,173 1,208,067
6.55% , 12/01/33 .................. 34 35,426
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
.................... 1,795 1,848,487
EnLink Midstream LLC
(b)
5.63% , 01/15/28 .................. 623 612,126
6.50% , 09/01/30 .................. 583 590,318
EnQuest plc, 11.63%, 11/01/27
(b)
........ 305 311,055
Enterprise Products Operating LLC, 4.15%,
10/16/28 ...................... 1,558 1,488,420
EOG Resources, Inc., 4.38%, 04/15/30 .... 66 63,171
EQM Midstream Partners LP
4.13% , 12/01/26 .................. 178 170,309
4.50% , 01/15/29
(b)
................. 138 127,681
6.38% , 04/01/29
(b)
................. 620 614,219
7.50% , 06/01/30
(b)
................. 532 557,840
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.
5.70% , 04/01/28 .................. USD 183 $ 182,330
5.00% , 01/15/29 .................. 1,123 1,083,688
5.75% , 02/01/34 .................. 709 688,469
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
..................... 691 724,076
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
..................... 636 489,682
Genesis Energy LP
7.75% , 02/01/28 .................. 621 620,860
8.25% , 01/15/29 .................. 739 749,422
8.88% , 04/15/30 .................. 546 565,002
GNL Quintero SA, 4.63%, 07/31/29
(c)
...... 518 498,396
Harbour Energy plc, 5.50%, 10/15/26
(b)
..... 524 513,680
Harvest Midstream I LP
(b)
7.50% , 09/01/28 .................. 569 570,559
7.50% , 05/15/32 .................. 624 624,774
Hess Corp., 4.30%, 04/01/27 ........... 2,973 2,876,986
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
..................... 876 790,585
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 371 365,543
5.75% , 02/01/29 .................. 997 957,750
8.38% , 11/01/33 .................. 1,324 1,420,265
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 1,587 1,433,407
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 466 372,654
Kinder Morgan, Inc.
4.30% , 06/01/25 .................. 1,810 1,783,792
4.30% , 03/01/28 .................. 243 233,392
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. 302 303,454
5.88% , 06/15/30 .................. 650 628,468
Leviathan Bond Ltd., 6.75%, 06/30/30
(b) (c)
... 215 191,754
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 268 264,429
Marathon Oil Corp., 4.40%, 07/15/27 ...... 175 168,440
Marathon Petroleum Corp., 4.70%, 05/01/25 . 346 342,493
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 932 939,140
6.50% , 04/15/32 .................. 1,033 1,023,795
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 398,428
MPLX LP
4.88% , 06/01/25 .................. 1,655 1,639,388
1.75% , 03/01/26 .................. 369 343,853
4.95% , 09/01/32 .................. 163 153,739
Murphy Oil Corp., 5.88%, 12/01/42
(d)
...... 150 132,107
New Fortress Energy, Inc.
(b)
6.75% , 09/15/25 .................. 985 972,897
6.50% , 09/30/26 .................. 76 72,676
8.75% , 03/15/29 .................. 1,867 1,820,791
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 847 856,870
3.63% , 04/15/29
(m)
................ 650 801,645
8.75% , 06/15/31 .................. 1,361 1,431,641
Occidental Petroleum Corp., 6.63%, 09/01/30 558 578,172
ONEOK, Inc., 6.10%, 11/15/32 .......... 281 285,457
Ovintiv, Inc.
5.38% , 01/01/26 .................. 621 615,875
5.65% , 05/15/28 .................. 1,377 1,375,769
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 952 979,117
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 .................. 1,507 1,547,235
9.88% , 07/15/31 .................. 714 789,636
7.00% , 01/15/32 .................. 759 773,736

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.
1.90% , 08/15/30 .................. USD 666 $ 546,432
2.15% , 01/15/31 .................. 347 285,704
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 779 795,678
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 .................. 839 835,225
6.95% , 03/05/54 .................. 341 331,793
Repsol International Finance BV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 100 104,506
(5-Year EUR Swap Annual + 4.41%), 4.25% 1,416 1,471,110
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. USD 1,638 1,509,838
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 420 386,120
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 462 433,754
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 1,144 1,176,425
SM Energy Co., 6.50%, 07/15/28 ........ 773 766,716
Southwestern Energy Co., 5.38%, 02/01/29 .. 1,091 1,046,471
Spectra Energy Partners LP, 3.50%, 03/15/25 203 199,029
Tallgrass Energy Partners LP
(b)
6.00% , 03/01/27 .................. 482 469,502
5.50% , 01/15/28 .................. 260 246,850
7.38% , 02/15/29 .................. 505 505,554
6.00% , 12/31/30 .................. 505 475,036
6.00% , 09/01/31 .................. 353 327,733
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 350 369,271
9.38% , 02/01/31 .................. 730 777,960
Targa Resources Corp., 6.13%, 03/15/33 ... 510 516,348
TransCanada PipeLines Ltd., 4.10%, 04/15/30 85 78,341
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
..... EUR 929 1,060,829
Venture Global Calcasieu Pass LLC
(b)
3.88% , 08/15/29 .................. USD 1,472 1,300,559
4.13% , 08/15/31 .................. 835 728,765
3.88% , 11/01/33 .................. 793 651,084
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 551 536,262
Viper Energy, Inc., 7.38%, 11/01/31
(b)
...... 1,215 1,251,013
Vital Energy, Inc.
9.75% , 10/15/30 .................. 866 943,590
7.88% , 04/15/32
(b)
................. 1,946 1,974,625
Western Midstream Operating LP
3.95% , 06/01/25 .................. 1,264 1,238,224
6.35% , 01/15/29 .................. 22 22,462
5.25% , 02/01/50
(d)
................. 112 94,993
Williams Cos., Inc. (The)
4.00% , 09/15/25 .................. 185 180,718
5.40% , 03/02/26 .................. 74 73,694
3.75% , 06/15/27 .................. 266 252,735
5.30% , 08/15/28 .................. 1,807 1,790,339
136,109,429
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy
3.63% , 02/04/28
(c)
................. EUR 1,100 1,095,619
4.88% , 02/04/28
(b)
................. USD 1,426 1,305,218
ProGroup AG
(c)
5.13% , 04/15/29 .................. EUR 668 713,453
5.38% , 04/15/31 .................. 859 910,995
Suzano Austria GmbH
2.50% , 09/15/28 .................. USD 103 89,514
Series DM3N , 3.13% , 01/15/32 ........ 879 708,474
4,823,273
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
.......... USD 1,027 $ 974,240
American Airlines, Inc.
(b)
5.75% , 04/20/29 .................. 1,481 1,430,643
8.50% , 05/15/29 .................. 1,363 1,419,799
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
571 568,145
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(c)
................ EUR 600 625,913
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%, 10/15/27 ...... USD —
(o)
1
United Airlines, Inc., 4.63%, 04/15/29
(b)
..... 1,698 1,564,927
VistaJet Malta Finance plc
(b)
7.88% , 05/01/27 .................. 273 242,778
6.38% , 02/01/30 .................. 1,273 985,090
7,811,536
Personal Care Products — 0.0%
Coty, Inc.
(b)
4.75% , 01/15/29 .................. 141 131,437
6.63% , 07/15/30 .................. 764 764,461
895,898
Pharmaceuticals — 0.4%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 1,163 1,141,742
Astrazeneca Finance LLC
4.90% , 03/03/30 .................. 109 107,410
4.90% , 02/26/31 .................. 37 36,260
4.88% , 03/03/33 .................. 152 146,984
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%),
4.50% , 03/25/82 ................ EUR 1,600 1,594,482
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... 700 744,201
(5-Year EUR Swap Annual + 3.90%),
7.00% , 09/25/83 ................ 900 967,812
Bayer Corp., 6.65%, 02/15/28
(b)
......... USD 826 841,216
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
. 2,046 1,987,861
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
.. 4,182 4,188,577
Bristol-Myers Squibb Co.
4.90% , 02/22/29 .................. 900 886,405
5.90% , 11/15/33 .................. 130 133,996
Catalent Pharma Solutions, Inc.
5.00% , 07/15/27
(b)
................. 830 813,926
2.38% , 03/01/28
(c)
................. EUR 696 703,516
3.13% , 02/15/29
(b)
................. USD 1,025 978,294
3.50% , 04/01/30
(b)
................. 548 521,303
Cheplapharm Arzneimittel GmbH
4.38% , 01/15/28
(c)
................. EUR 692 709,886
5.50% , 01/15/28
(b)
................. USD 1,020 956,913
7.50% , 05/15/30
(c)
................. EUR 1,248 1,396,618
Eli Lilly & Co., 4.70%, 02/09/34 ......... USD 944 903,712
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
1,129 1,147,140
Gruenenthal GmbH, 6.75%, 05/15/30
(c)
..... EUR 1,612 1,807,588
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 937 852,508
Organon & Co.
2.88% , 04/30/28
(c)
................. EUR 982 972,084
4.13% , 04/30/28
(b)
................. USD 883 804,198
5.13% , 04/30/31
(b)
................. 1,000 864,702
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 .................. 1,475 1,426,359
4.75% , 05/19/33 .................. 1,613 1,536,526
Rossini SARL, 6.75%, 10/30/25
(c)
........ EUR 1,312 1,397,884
Takeda Pharmaceutical Co. Ltd., 5.00%,
11/26/28 ...................... USD 437 429,029
Teva Pharmaceutical Finance Netherlands II BV
3.75% , 05/09/27 .................. EUR 440 457,242
7.38% , 09/15/29 .................. 2,901 3,417,152

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.38% , 05/09/30 .................. EUR 377 $ 384,515
7.88% , 09/15/31 .................. 524 642,395
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. USD 1,464 1,357,714
4.75% , 05/09/27 .................. 736 703,925
7.88% , 09/15/29 .................. 760 800,375
8.13% , 09/15/31 .................. 814 882,286
39,644,736
Professional Services — 0.1%
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
979 909,246
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 2,727 2,359,474
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 1,782 1,622,908
KBR, Inc., 4.75%, 09/30/28
(b)
........... 127 118,493
La Financiere Atalian SASU, 8.50%, (8.50%
Cash or 5.00% PIK), 06/30/28
(c) (j)
....... EUR 1,334 927,230
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 1,231 1,162,039
7,099,390
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 12.50%, (12.50%
Cash or 12.50% PIK), 06/30/25
(c) (j)
...... EUR 241 268,129
ADLER Group SA, 21.00%, (21.00% Cash or
21.00% PIK), 07/31/25
(c) (j)
........... 900 874,437
Agps Bondco plc
(c)(e)(l)
6.00% , 08/05/25 .................. 600 246,523
5.50% , 11/13/26 .................. 1,000 392,196
5.00% , 01/14/29 .................. 2,400 925,647
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... USD 1,446 1,268,786
7.00% , 04/15/30
(b)
................. 484 424,699
Aroundtown SA
(c)
(5-Year GBP Swap + 4.38%), 4.75%
(a) (k)
.. GBP 329 280,824
0.00% , 07/16/26 .................. EUR 400 380,457
0.38% , 04/15/27 .................. 700 629,381
Balder Finland OYJ, 1.00%, 01/20/29
(c)
..... 954 814,826
BRANICKS Group AG, 2.25%, 09/22/26
(c)
... 900 310,715
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 814 802,662
8.88% , 09/01/31 .................. 767 795,880
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
................ EUR 1,600 1,274,493
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
15.00% , 12/18/21 ................. USD 1,735 26,025
11.75% , 04/17/22 ................. 2,039 30,585
10.88% , 01/09/23 ................. 1,345 20,175
11.88% , 06/01/23 ................. 1,500 22,500
9.25% , 07/28/23 .................. 3,540 53,100
9.88% , 02/25/36 .................. 2,640 39,600
12.25% , 09/25/36 ................. 3,269 49,035
7.95% , 03/25/37 .................. 1,650 24,750
Fastighets AB Balder, 1.13%, 01/29/27
(c)
.... EUR 444 421,122
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual + 3.91%),
3.38%
(a) (k)
..................... 400 275,338
1.13% , 01/21/26 .................. 220 213,038
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a) (k)
..................... 1,725 1,073,404
Heimstaden Bostad Treasury BV
(c)
0.63% , 07/24/25 .................. 216 213,532
1.38% , 03/03/27 .................. 203 186,063
1.00% , 04/13/28 .................. 422 361,412
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Howard Hughes Corp. (The)
(b)
5.38% , 08/01/28 .................. USD 523 $ 492,159
4.13% , 02/01/29 .................. 386 340,864
4.38% , 02/01/31 .................. 270 228,945
JGC Ventures Pte. Ltd.
(c)(j)
5.00% , ( 5.00 % Cash or 5.00 % PIK),
06/30/25 ..................... 142 46,210
5.00% , ( 5.00 % Cash or 3.00 % PIK),
03/15/27
(e) (l)
................... 1,502 514,165
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a) (c) (k)
........ 544 537,370
Modernland Overseas Pte. Ltd.
(c)
5.00% , ( 5.00 % Cash or 3.00 % PIK),
04/30/27
(e) (j) (l)
................... 1,450 471,063
Series 2 , 5.00% , 04/30/27 ............ 83 19,919
SBB Treasury OYJ
(c)
0.75% , 12/14/28 .................. EUR 2,263 1,485,271
1.13% , 11/26/29 .................. 560 357,159
Sunac China Holdings Ltd.
(c)(j)
5.00% , ( 5.00 % Cash or 6.00 % PIK),
09/30/25 ..................... USD 131 12,466
5.25% , ( 5.25 % Cash or 6.25 % PIK),
09/30/26 ..................... 132 11,137
5.50% , ( 5.50 % Cash or 6.50 % PIK),
09/30/27 ..................... 264 19,741
5.75% , ( 5.75 % Cash or 6.75 % PIK),
09/30/28 ..................... 396 25,603
6.00% , ( 6.00 % Cash or 7.00 % PIK),
09/30/29 ..................... 396 20,397
6.25% , ( 6.25 % Cash or 7.25 % PIK),
09/30/30 ..................... 186 8,438
1.00% , ( 1.00 % Cash or 2.00 % PIK),
09/30/32
(m)
.................... 159 7,791
17,298,032
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 02/15/33 928 888,886
Camden Property Trust, 2.80%, 05/15/30 ... 594 512,628
Mid-America Apartments LP, 1.10%, 09/15/26 363 327,603
UDR, Inc., 2.10%, 08/01/32 ............ 190 143,925
1,873,042
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 1,055 936,970
Kimco Realty OP LLC, 4.60%, 02/01/33 .... 298 272,741
Realty Income Corp.
4.70% , 12/15/28 .................. 221 213,415
4.85% , 03/15/30 .................. 294 283,546
3.25% , 01/15/31 .................. 520 452,608
5.63% , 10/13/32 .................. 81 80,486
2.85% , 12/15/32 .................. 31 25,010
5.13% , 02/15/34 .................. 790 751,254
Regency Centers LP, 5.25%, 01/15/34 ..... 127 121,426
3,137,456
Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG
(c)
0.00% , 03/05/25
(m) (n)
............... EUR 800 803,829
2.13% , 11/03/27
(m)
................. 1,100 869,875
10.50% , 03/30/29 ................. 962 1,026,646
Analog Devices, Inc., 2.10%, 10/01/31 ..... USD 117 94,622
Broadcom Corp., 3.50%, 01/15/28 ....... 576 537,790
Broadcom, Inc., 4.15%, 11/15/30 ........ 1,150 1,061,113
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 2,811 2,651,300
Intel Corp., 4.88%, 02/10/28 ........... 167 164,529

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp., 4.10%, 03/15/29 ........... USD 2,072 $ 1,977,131
Lam Research Corp., 1.90%, 06/15/30 ..... 122 100,650
NVIDIA Corp.
1.55% , 06/15/28 .................. 190 166,349
2.00% , 06/15/31 .................. 175 143,355
NXP BV
3.40% , 05/01/30 .................. 147 130,745
2.50% , 05/11/31 .................. 440 358,969
QUALCOMM, Inc., 3.25%, 05/20/27 ...... 934 885,398
SK Hynix, Inc., 6.50%, 01/17/33
(b)
........ 576 593,545
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 1,193 1,047,574
TSMC Global Ltd., 1.25%, 04/23/26
(b)
...... 1,161 1,069,571
13,682,991
Software — 0.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 6,900 6,211,704
Autodesk, Inc.
3.50% , 06/15/27 .................. 693 656,515
2.40% , 12/15/31 .................. 1,155 932,591
Boxer Parent Co., Inc.
6.50% , 10/02/25
(c)
................. EUR 2,080 2,209,965
9.13% , 03/01/26
(b)
................. USD 2,767 2,783,732
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 882 839,982
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 915 921,961
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 1,265 1,278,845
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 3,149 2,867,494
4.88% , 07/01/29 .................. 2,360 2,149,245
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 10,033 9,515,833
9.00% , 09/30/29 .................. 5,921 5,697,513
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 180 158,139
Dye & Durham Ltd., 8.63%, 04/15/29
(b)
..... 330 333,225
Elastic NV, 4.13%, 07/15/29
(b)
.......... 1,591 1,416,794
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 1,216 1,120,017
Helios Software Holdings, Inc.
4.63% , 05/01/28
(b)
................. 648 571,895
7.88% , 05/01/29
(c)
................. EUR 1,509 1,603,158
8.75% , 05/01/29
(b)
................. USD 442 442,875
McAfee Corp., 7.38%, 02/15/30
(b)
........ 1,633 1,512,600
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 1,403 1,300,262
Oracle Corp.
6.15% , 11/09/29 .................. 423 436,236
2.95% , 04/01/30 .................. 2,638 2,291,263
4.65% , 05/06/30 .................. 102 97,785
2.88% , 03/25/31 .................. 127 107,324
4.30% , 07/08/34 .................. 620 550,637
Roper Technologies, Inc.
3.80% , 12/15/26 .................. 517 496,682
4.20% , 09/15/28 .................. 76 72,565
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 1,636 1,590,222
UKG, Inc., 6.88%, 02/01/31
(b)
........... 8,245 8,260,712
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 800 727,815
VMware LLC, 2.20%, 08/15/31 .......... 1,438 1,136,826
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
2,075 1,831,511
62,123,923
Specialized REITs — 0.1%
American Tower Corp.
1.30% , 09/15/25 .................. 212 199,846
4.40% , 02/15/26 .................. 2,150 2,101,957
3.60% , 01/15/28 .................. 149 138,741
1.50% , 01/31/28 .................. 101 86,834
5.50% , 03/15/28 .................. 240 238,793
5.80% , 11/15/28 .................. 163 164,042
2.30% , 09/15/31 .................. 83 65,945
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Crown Castle, Inc.
4.00% , 03/01/27 .................. USD 21 $ 20,084
5.00% , 01/11/28 .................. 97 94,581
3.80% , 02/15/28 .................. 172 160,443
4.80% , 09/01/28 .................. 41 39,486
3.10% , 11/15/29 .................. 404 353,000
2.25% , 01/15/31 .................. 43 34,579
5.10% , 05/01/33 .................. 261 246,478
Equinix, Inc.
1.25% , 07/15/25 .................. 1,005 950,155
3.20% , 11/18/29 .................. 279 245,990
2.15% , 07/15/30 .................. 76 61,940
Extra Space Storage LP, 5.40%, 02/01/34 ... 1,595 1,527,462
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 .................. 609 612,467
5.63% , 07/15/32 .................. 635 587,744
SBA Communications Corp.
3.88% , 02/15/27 .................. 595 559,179
3.13% , 02/01/29 .................. 1,161 1,011,067
9,500,813
Specialty Retail — 0.2%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 320 300,180
4.75% , 03/01/30 .................. 231 209,378
5.00% , 02/15/32
(b)
................. 517 459,616
Carvana Co.
(b)(j)
12.00% , ( 12.00 % Cash or 12.00 % PIK),
12/01/28 ..................... 825 766,256
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 561 525,806
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 663 625,501
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
.. GBP 1,124 1,397,191
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
..................... 714 731,587
Dufry One BV, 4.75%, 04/18/31
(c)
........ EUR 1,303 1,397,417
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. USD 1,022 1,055,008
Goldstory SAS
(c)
6.75% , 02/01/30 .................. EUR 755 819,836
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.91% , 02/01/30
(a)
............... 496 531,809
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... USD 1,231 1,137,160
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 656,861
Lowe's Cos., Inc.
1.30% , 04/15/28 .................. 349 299,843
1.70% , 09/15/28 .................. 755 648,598
3.65% , 04/05/29 .................. 834 773,669
PetSmart, Inc., 7.75%, 02/15/29
(b)
........ 2,162 2,054,947
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 873 861,922
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 4,890 4,724,417
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b) (j)
............ 827 827,319
20,804,321
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC
6.02% , 06/15/26 .................. 218 219,266
4.90% , 10/01/26 .................. 174 171,376
5.40% , 04/15/34 .................. 180 174,397
3.45% , 12/15/51 .................. 69 45,412
Seagate HDD Cayman
(b)
8.25% , 12/15/29 .................. 2,386 2,536,048
8.50% , 07/15/31 .................. 85 90,755
3,237,254

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25% , 03/15/29 .................. USD 1,077 $ 965,523
4.13% , 08/15/31 .................. 40 33,567
European TopSoho SARL, Series SMCP,
4.00%, 08/25/35
(c) (e) (l) (m)
............. EUR 1,300 416,208
Hanesbrands, Inc., 4.88%, 05/15/26
(b)
..... USD 921 890,795
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 747 663,589
2,969,682
Tobacco — 0.1%
Altria Group, Inc., 6.20%, 11/01/28 ....... 586 600,511
BAT Capital Corp.
4.70% , 04/02/27 .................. 2,045 1,992,670
5.83% , 02/20/31 .................. 605 604,765
6.42% , 08/02/33 .................. 634 651,534
BAT International Finance plc, 5.93%, 02/02/29 1,212 1,222,934
5,072,414
Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.88% , 01/15/26 .................. 1,449 1,379,045
1.88% , 08/15/26 .................. 98 89,816
3.63% , 04/01/27 .................. 441 411,382
Aviation Capital Group LLC
(b)
1.95% , 09/20/26 .................. 1,471 1,336,578
3.50% , 11/01/27 .................. 26 23,928
6.75% , 10/25/28 .................. 2,173 2,234,061
Beacon Roofing Supply, Inc.
(b)
4.13% , 05/15/29 .................. 708 632,179
6.50% , 08/01/30 .................. 742 740,719
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50% , 05/01/28 .................. 2,560 2,457,030
7.88% , 12/01/30 .................. 762 791,534
7.00% , 05/01/31 .................. 2,843 2,858,359
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 548 482,948
GATX Corp., 5.40%, 03/15/27 .......... 724 719,781
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 326 288,473
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 1,097 1,065,465
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 864 795,568
SRS Distribution, Inc.
(b)
4.63% , 07/01/28 .................. 1,754 1,747,467
6.13% , 07/01/29 .................. 819 831,168
6.00% , 12/01/29 .................. 2,225 2,255,954
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 .................. 2,887 2,857,994
6.13% , 03/15/34 .................. 732 714,712
WESCO Distribution, Inc.
(b)
6.38% , 03/15/29 .................. 1,149 1,141,416
6.63% , 03/15/32 .................. 385 383,198
26,238,775
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV
(a)(c)(k)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 600 621,062
(5-Year EUR Swap Annual + 3.69%), 3.25% 1,200 1,242,123
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... USD 110 108,781
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 8.65%, 04/22/30
(a)
...... EUR 1,545 1,636,458
Stena International SA
(b)
7.25% , 01/15/31 .................. USD 1,625 1,626,312
7.63% , 02/15/31 .................. 300 303,221
5,537,957
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.63%, 04/22/29 .. USD 739 $ 676,045
CK Hutchison Group Telecom Finance SA,
2.63%, 10/17/34
(c)
................ GBP 1,254 1,113,408
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... USD 2,890 2,798,930
Kenbourne Invest SA, 4.70%, 01/22/28
(c)
... 787 312,832
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
............... 882 910,533
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 1,275 1,245,790
Rogers Communications, Inc., 3.80%, 03/15/32 3,257 2,841,605
SoftBank Group Corp.
(c)
2.13% , 07/06/24 .................. EUR 1,170 1,237,386
4.50% , 04/20/25 .................. 553 586,928
3.13% , 09/19/25 .................. 1,611 1,678,496
2.88% , 01/06/27 .................. 602 605,513
5.00% , 04/15/28 .................. 247 260,789
3.38% , 07/06/29 .................. 100 96,848
4.00% , 09/19/29 .................. 1,549 1,534,963
3.88% , 07/06/32 .................. 1,645 1,540,490
Telefonica Europe BV
(a)(c)(k)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,600 1,668,623
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 1,039,720
(7-Year EUR Swap Annual + 3.35%), 6.14% 2,600 2,871,835
(8-Year EUR Swap Annual + 3.62%), 6.75% 300 343,051
(EUAMDB08 + 3.12%), 5.75% ........ 1,300 1,394,297
T-Mobile USA, Inc.
4.95% , 03/15/28 .................. USD 3,629 3,563,352
3.88% , 04/15/30 .................. 824 753,964
2.55% , 02/15/31 .................. 502 416,317
2.88% , 02/15/31 .................. 26 22,100
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
................. GBP 1,259 1,357,292
4.50% , 07/15/31
(c)
................. 2,770 2,860,193
4.75% , 07/15/31
(b)
................. USD 788 657,640
Vodafone Group plc
4.38% , 05/30/28 .................. 55 53,344
7.88% , 02/15/30 .................. 99 110,428
6.25% , 11/30/32 .................. 67 69,877
(5-Year EUR Swap Annual + 3.43%),
4.20% , 10/03/78
(a) (c)
.............. EUR 439 456,296
(5-Year GBP Swap + 3.27%), 4.88% ,
10/03/78
(a) (c)
................... GBP 2,384 2,913,826
(5-Year EUR Swap Annual + 3.00%),
2.63% , 08/27/80
(a) (c)
.............. EUR 785 801,687
(5-Year EUR Swap Annual + 3.49%),
6.50% , 08/30/84
(a) (c)
.............. 1,614 1,838,727
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00% ,
08/30/86
(a) (c)
................... GBP 845 1,123,122
WP/AP Telecom Holdings III BV, 5.50%,
01/15/30
(c)
..................... EUR 1,239 1,197,294
42,953,541
Total Corporate Bonds — 19 .4%
(Cost: $ 2,174,271,714 ) ............................ 2,108,620,890
Equity-Linked Notes
Aerospace & Defense — 0.2%
(b)(c)
Citigroup, Inc. ( Hexcel Corp. ) , 11.73% , 07/24/24 USD 40 2,549,506
Royal Bank of Canada ( RTX Corp. ) ,
19.18% , 06/06/24 ................. 80 8,133,856
SGA Societe Generale Acceptance
NV ( L3Harris Technologies, Inc. ) ,
12.38% , 05/10/24 ................. 33 6,991,488
17,674,850

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 0.0%
(b)(c)
Mizuho Markets Cayman LP ( Lear Corp. ) ,
22.65% , 06/03/24 ................. USD 13 $ 1,647,314
Nomura Holdings, Inc. ( Aptiv plc ) ,
34.21% , 05/23/24 ................. 19 1,359,963
3,007,277
Automobiles — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Ford Motor Co. ) ,
18.64% , 07/26/24 ................. 296 3,692,414
Nomura Holdings, Inc. ( General Motors Co. ) ,
22.04% , 05/15/24 ................. 89 3,778,038
7,470,452
Banks — 0.5%
Barclays Bank plc ( Citigroup, Inc. ) ,
23.50% , 05/28/24
(b) (c)
............... 136 8,400,008
BNP Paribas SA ( Wells Fargo & Co. ) ,
14.31% , 07/15/24
(b) (c)
............... 78 4,555,308
Citigroup, Inc. ( First Citizens BancShares, Inc. ) ,
22.44% , 05/28/24
(b) (c)
............... 5 7,618,820
JPMorgan Structured Products BV ( Citizens
Financial Group, Inc. ) , 30.28% , 05/08/24
(b) (c)
48 1,571,997
JPMorgan Structured Products BV ( PNC
Financial Services Group, Inc. (The) ) ,
14.87% , 07/17/24
(b) (c)
............... 9 1,281,086
JPMorgan Structured Products BV (Wells Fargo
& Co.)
18.10% , 05/01/24
(b) (c)
............... 175 9,501,294
18.97% , 06/13/24
(b) (c)
............... 170 10,171,437
Nomura Holdings, Inc. ( JPMorgan Chase &
Co. ) , 9.98% , 07/12/24
(b) (c)
............ 67 12,686,969
Royal Bank of Canada ( First Horizon Corp. ) ,
20.64% , 07/18/24
(b) (c)
............... 134 1,954,330
57,741,249
Beverages — 0.1%
(b)(c)
Nomura Holdings, Inc. ( Keurig Dr Pepper, Inc. ) ,
10.69% , 06/10/24 ................. 50 1,631,932
Royal Bank of Canada ( Diageo plc ) ,
9.30% , 08/01/24 .................. GBP 231 8,104,667
Royal Bank of Canada ( Molson Coors
Beverage Co. ) , 11.85% , 05/02/24 ....... USD 67 3,864,239
13,600,838
Broadline Retail — 0.0%
Goldman Sachs International ( Alibaba Group
Holding Ltd. ) , 25.42% , 05/10/24
(b) (c)
...... 36 2,660,979
Building Products — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Johnson Controls
International plc ) , 15.97% , 05/06/24 ..... 43 2,781,673
Nomura Holdings, Inc. ( Allegion plc ) ,
19.21% , 05/15/24 ................. 17 2,035,007
Royal Bank of Canada ( Johnson Controls
International plc ) , 14.58% , 05/07/24 ..... 53 3,421,690
8,238,370
Capital Markets — 0.4%
Barclays Bank plc ( Blackstone, Inc. ) ,
15.00% , 07/19/24
(b) (c)
............... 61 7,313,364
Barclays Bank plc ( Morgan Stanley ) ,
18.69% , 05/30/24
(b) (c)
............... 71 6,457,977
Barclays Bank plc (Raymond James Financial,
Inc.)
17.67% , 05/01/24
(b) (c)
............... 23 2,816,931
15.08% , 06/13/24
(b) (c)
............... 23 2,843,793
Barclays Bank plc ( State Street Corp. ) ,
14.35% , 07/15/24
(b) (c)
............... 26 1,875,269
Security
Par (000)
Par (000) Value
Capital Markets (continued)
BMO Capital Markets Corp. ( Intercontinental
Exchange, Inc. ) , 6.75% , 05/02/24
(b) (c)
..... USD 14 $ 1,786,590
BNP Paribas SA ( Charles Schwab Corp. (The) ) ,
14.73% , 07/16/24
(b) (c)
............... 26 1,930,488
Mizuho Markets Cayman LP ( Bank of New York
Mellon Corp. (The) ) , 11.37% , 07/17/24
(b) (c)
. 23 1,294,907
Nomura Holdings, Inc. ( Carlyle Group, Inc.
(The) ) , 30.31% , 05/23/24
(b) (c)
.......... 34 1,510,589
Nomura Holdings, Inc. ( S&P Global, Inc. ) ,
7.76% , 07/26/24
(b) (c)
................ 18 7,616,466
Royal Bank of Canada ( Goldman Sachs Group,
Inc. (The) ) , 13.05% , 07/16/24
(b) (c)
....... 9 3,912,068
SGA Societe Generale Acceptance NV ( Cboe
Global Markets, Inc. ) , 11.15% , 05/06/24
(b) (c)
21 3,898,164
43,256,606
Chemicals — 0.2%
(b)(c)
BMO Capital Markets Corp. ( International
Flavors & Fragrances, Inc. ) ,
21.83% , 05/06/24 ................. 43 3,595,295
BNP Paribas SA ( Corteva, Inc. ) ,
12.21% , 05/02/24 ................. 102 5,514,520
BNP Paribas SA ( Ecolab, Inc. ) ,
8.48% , 06/13/24 .................. 20 4,415,420
Citigroup, Inc. ( Albemarle Corp. ) ,
39.47% , 05/03/24 ................. 15 1,828,558
Royal Bank of Canada ( PPG Industries, Inc. ) ,
10.92% , 07/22/24 ................. 43 5,626,377
Royal Bank of Canada ( Sherwin-Williams Co.
(The) ) , 11.51% , 07/25/24 ............ 12 3,716,184
24,696,354
Commercial Services & Supplies — 0.0%
Citigroup, Inc. ( Waste Management, Inc. ) ,
7.45% , 07/25/24
(b) (c)
................ 24 4,989,554
Communications Equipment — 0.1%
(b)(c)
BNP Paribas SA ( Arista Networks, Inc. ) ,
25.68% , 05/01/24 ................. 13 3,516,483
Citigroup, Inc. ( Cisco Systems, Inc. ) ,
12.34% , 05/15/24 ................. 129 6,114,212
Mizuho Markets Cayman LP ( Cisco Systems,
Inc. ) , 19.80% , 06/03/24 .............. 91 4,323,577
13,954,272
Construction Materials — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Eagle
Materials, Inc. ) , 16.10% , 05/17/24 ...... 12 3,017,718
JPMorgan Structured Products BV ( Martin
Marietta Materials, Inc. ) , 10.35% , 05/03/24 11 6,237,726
9,255,444
Consumer Finance — 0.2%
(b)(c)
Barclays Bank plc ( PROG Holdings, Inc. ) ,
12.95% , 07/15/24 ................. 37 7,663,383
Citigroup, Inc. ( American Express Co. ) ,
11.99% , 07/22/24 ................. 27 6,413,227
Royal Bank of Canada ( Ally Financial, Inc. ) ,
21.23% , 07/19/24 ................. 64 2,479,268
16,555,878
Consumer Staples Distribution & Retail — 0.3%
(b)(c)
BMO Capital Markets Corp. ( Target Corp. ) ,
20.82% , 05/17/24 ................. 38 6,093,978
BNP Paribas SA ( Sysco Corp. ) ,
7.45% , 06/13/24 .................. 59 4,380,551
Citigroup, Inc. ( Walmart, Inc. ) , 9.32% , 05/16/24 215 12,716,764

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Nomura Holdings, Inc. ( Kroger Co. (The) ) ,
14.46% , 06/14/24 ................. USD 51 $ 2,809,700
Royal Bank of Canada ( Dollar General Corp. ) ,
25.99% , 06/06/24 ................. 37 5,229,179
Royal Bank of Canada ( Sysco Corp. ) ,
10.24% , 05/02/24 ................. 69 5,114,091
36,344,263
Containers & Packaging — 0.1%
(b)(c)
JPMorgan Structured Products BV (Sealed Air
Corp.)
29.81% , 05/01/24
(b) (c)
............... 110 3,489,030
29.13% , 06/10/24
(b) (c)
............... 37 1,165,565
35.26% , 06/13/24
(b) (c)
............... 110 3,486,199
8,140,794
Diversified Telecommunication Services — 0.3%
Barclays Bank plc (Verizon Communications,
Inc.)
20.43% , 05/01/24
(b) (c)
............... 145 5,828,149
11.27% , 06/13/24
(b) (c)
............... 128 5,066,082
Mizuho Markets Cayman LP ( Telekom Malaysia
Bhd ) , 21.42% , 05/08/24
(b) (c)
........... 143 2,425,981
Nomura Holdings, Inc. ( Telekom Malaysia Bhd ) ,
13.64% , 07/26/24
(b) (c)
............... 675 11,409,546
Nomura Holdings, Inc. ( Verizon
Communications, Inc. ) , 14.10% , 07/22/24
(b) (c)
322 12,706,582
37,436,340
Electric Utilities — 0.1%
(b)(c)
Barclays Bank plc ( NextEra Energy, Inc. ) ,
21.65% , 05/10/24 ................. 16 972,854
Mizuho Markets Cayman LP ( American Electric
Power Co., Inc. ) , 18.70% , 06/03/24 ...... 32 2,705,501
Mizuho Markets Cayman LP ( Exelon Corp. ) ,
17.72% , 05/08/24 ................. 78 2,886,114
Royal Bank of Canada ( Edison International ) ,
13.89% , 05/28/24 ................. 24 1,718,610
SGA Societe Generale Acceptance NV ( PG&E
Corp. ) , 12.22% , 05/10/24 ............ 141 2,382,860
10,665,939
Electrical Equipment — 0.3%
(b)(c)
Barclays Bank plc ( Eaton Corp. plc ) ,
16.96% , 06/13/24 ................. 24 7,533,007
Barclays Bank plc ( Sensata Technologies
Holding plc ) , 29.29% , 06/03/24 ........ 48 1,782,775
BNP Paribas SA ( Emerson Electric Co. ) ,
5.83% , 05/03/24 .................. 75 8,093,808
Nomura Holdings, Inc. ( Eaton Corp. plc ) ,
12.89% , 05/02/24 ................. 25 7,936,813
Royal Bank of Canada ( Eaton Corp. plc ) ,
13.41% , 05/02/24 ................. 29 8,254,184
33,600,587
Electronic Equipment, Instruments & Components — 0.3%
(b)(c)
BNP Paribas SA ( CDW Corp. ) , 7.64% , 05/03/24 23 5,492,126
BNP Paribas SA ( Corning, Inc. ) ,
14.43% , 06/13/24 ................. 38 1,260,996
BNP Paribas SA ( Flex Ltd. ) , 25.65% , 05/10/24 217 6,178,381
Citigroup, Inc. ( Amphenol Corp. ) ,
9.23% , 07/24/24 .................. 65 7,688,714
Nomura Holdings, Inc. ( TE Connectivity Ltd. ) ,
10.13% , 07/26/24 ................. 36 5,095,421
SGA Societe Generale Acceptance NV ( Zebra
Technologies Corp. ) , 26.78% , 05/06/24 ... 9 2,664,232
28,379,870
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.1%
(b)(c)
Citigroup, Inc. ( Baker Hughes Co. ) ,
12.21% , 07/19/24 ................. USD 116 $ 3,793,031
Citigroup, Inc. ( Schlumberger NV ) ,
15.67% , 07/22/24 ................. 75 3,628,295
7,421,326
Entertainment — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Walt Disney Co.
(The) ) , 16.50% , 05/10/24 ............ 73 8,185,786
BNP Paribas SA ( Netflix, Inc. ) ,
10.53% , 07/19/24 ................. 23 12,497,573
20,683,359
Financial Services — 0.3%
(b)(c)
Barclays Bank plc ( Fidelity National Information
Services, Inc. ) , 20.44% , 06/10/24 ....... 94 6,483,844
Barclays Bank plc ( Visa, Inc. ) , 9.17% , 05/10/24 13 3,420,115
Citigroup, Inc. ( Global Payments, Inc. ) ,
15.80% , 05/01/24 ................. 49 6,150,573
Nomura Holdings, Inc. ( Equitable Holdings,
Inc. ) , 23.40% , 05/23/24 .............. 81 2,949,588
Royal Bank of Canada ( Fiserv, Inc. ) ,
7.19% , 07/26/24 .................. 40 6,190,946
Royal Bank of Canada ( PayPal Holdings, Inc. ) ,
20.65% , 06/13/24 ................. 65 4,410,194
29,605,260
Food Products — 0.3%
(b)(c)
Barclays Bank plc ( BAWAG Group AG ) ,
14.46% , 05/03/24 ................. 52 5,259,801
Citigroup, Inc. ( BAWAG Group AG ) ,
12.36% , 07/24/24 ................. 36 3,663,404
Mizuho Markets Cayman LP ( PPB Group Bhd ) ,
9.20% , 07/12/24 .................. 44 7,601,187
Royal Bank of Canada ( Tyson Foods, Inc. ) ,
11.13% , 05/08/24 ................. 88 5,255,534
SGA Societe Generale Acceptance NV ( Kraft
Heinz Co. (The) ) , 12.92% , 05/10/24 ..... 205 7,260,589
29,040,515
Ground Transportation — 0.2%
(b)(c)
BNP Paribas SA ( Uber Technologies, Inc. ) ,
20.12% , 05/03/24 ................. 82 5,416,712
Citigroup, Inc. ( Union Pacific Corp. ) ,
11.42% , 07/26/24 ................. 31 7,464,944
Royal Bank of Canada ( CSX Corp. ) ,
9.31% , 07/19/24 .................. 144 5,256,302
18,137,958
Health Care Equipment & Supplies — 0.5%
(b)(c)
Barclays Bank plc ( Stryker Corp. ) ,
9.29% , 05/01/24 .................. 16 5,360,089
Citigroup, Inc. ( Intuitive Surgical, Inc. ) ,
13.13% , 07/22/24 ................. 15 5,581,609
HSBC Bank plc ( Koninklijke Philips NV ) ,
38.50% , 05/31/24 ................. EUR 124 2,828,641
Nomura Holdings, Inc. ( Baxter International,
Inc. ) , 26.18% , 05/23/24 .............. USD 148 6,003,810
Nomura Holdings, Inc. ( Boston Scientific Corp. ) ,
8.78% , 07/26/24 .................. 120 8,719,876
Nomura Holdings, Inc. ( Budimex SA ) ,
8.94% , 05/03/24 .................. 23 5,403,858
Royal Bank of Canada ( IDEXX Laboratories,
Inc. ) , 15.11% , 05/03/24 .............. 11 5,303,191
Royal Bank of Canada ( Medtronic plc ) ,
16.99% , 05/15/24 ................. 74 6,003,849

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Royal Bank of Canada ( Zimmer Biomet
Holdings, Inc. ) , 11.15% , 05/02/24 ....... USD 39 $ 4,714,937
49,919,860
Health Care Providers & Services — 1.1%
(b)(c)
Barclays Bank plc ( CVS Health Corp. ) ,
21.81% , 05/03/24 ................. 195 13,219,067
Barclays Bank plc ( Tenet Healthcare Corp. ) ,
19.88% , 06/13/24 ................. 40 4,455,506
Barclays Bank plc ( UnitedHealth Group, Inc. ) ,
10.18% , 05/30/24 ................. 54 25,831,800
BNP Paribas SA ( Elevance Health, Inc. ) ,
9.26% , 07/19/24 .................. 35 18,799,424
Mizuho Markets Cayman LP ( Centene Corp. ) ,
8.17% , 06/11/24 .................. 68 5,015,691
Mizuho Markets Cayman LP ( Cigna Group
(The) ) , 19.00% , 05/08/24 ............ 16 5,381,772
Mizuho Markets Cayman LP ( Humana, Inc. ) ,
23.12% , 05/08/24 ................. 8 2,551,870
Mizuho Markets Cayman LP ( Laboratory Corp.
of America Holdings ) , 14.83% , 05/08/24 .. 24 4,889,405
Nomura Holdings, Inc. ( Cardinal Health, Inc. ) ,
19.77% , 05/03/24 ................. 46 4,715,981
Nomura Holdings, Inc. ( Elevance Health, Inc. ) ,
15.43% , 05/15/24 ................. 11 5,545,193
Nomura Holdings, Inc. ( McKesson Corp. ) ,
9.03% , 05/08/24 .................. 9 5,054,368
SGA Societe Generale Acceptance NV
( Cardinal Health, Inc. ) , 26.23% , 05/23/24 .. 58 6,069,435
SGA Societe Generale Acceptance NV ( Cigna
Group (The) ) , 10.16% , 05/02/24 ........ 31 11,041,244
Societe Generale SA ( HCA Healthcare, Inc. ) ,
7.90% , 06/11/24 .................. 25 7,690,900
120,261,656
Health Care REITs — 0.0%
Mizuho Markets Cayman LP ( Welltower, Inc. ) ,
12.57% , 06/13/24
(b) (c)
............... 33 3,134,727
Hotels, Restaurants & Leisure — 0.6%
(b)(c)
Barclays Bank plc ( McDonald's Corp. ) ,
5.20% , 05/01/24 .................. 23 6,259,208
Barclays Bank plc ( Starbucks Corp. ) ,
12.36% , 05/02/24 ................. 85 7,560,085
BMO Capital Markets Corp. ( Aramark ) ,
12.94% , 05/09/24 ................. 147 4,601,280
BNP Paribas SA ( Marriott International, Inc. ) ,
10.19% , 05/02/24 ................. 18 4,221,891
Citigroup, Inc. ( Hilton Worldwide Holdings, Inc. ) ,
8.46% , 07/26/24 .................. 37 7,325,627
Citigroup, Inc. ( Royal Caribbean Cruises Ltd. ) ,
11.54% , 07/26/24 ................. 37 5,106,154
HSBC Bank plc ( Compass Group plc ) ,
8.43% , 05/15/24 .................. GBP 203 5,586,828
Nomura Holdings, Inc. ( Chipotle Mexican Grill,
Inc. ) , 10.24% , 07/26/24 .............. USD 2 5,055,543
Nomura Holdings, Inc. ( Royal Caribbean
Cruises Ltd. ) , 19.92% , 05/03/24 ........ 37 5,215,138
Nomura Holdings, Inc. ( Wynn Resorts Ltd. ) ,
21.95% , 05/09/24 ................. 56 5,160,132
Royal Bank of Canada ( Domino's Pizza, Inc. ) ,
13.82% , 06/18/24 ................. 10 5,049,502
Royal Bank of Canada ( McDonald's Corp. ) ,
9.63% , 06/13/24 .................. 30 8,177,551
69,318,939
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Sony Group
Corp. ) , 22.21% , 06/13/24 ............ USD 38 $ 3,153,620
Mizuho Markets Cayman LP ( Sony Group
Corp. ) , 16.15% , 05/01/24 ............ 37 3,071,735
SGA Societe Generale Acceptance NV ( Newell
Brands, Inc. ) , 31.67% , 05/23/24 ........ 147 1,151,308
7,376,663
Household Products — 0.2%
(b)(c)
Barclays Bank plc ( Henkel AG & Co. KGaA ) ,
22.72% , 05/31/24 ................. EUR 16 1,302,604
Barclays Bank plc ( Reckitt Benckiser Group
plc ) , 18.12% , 06/17/24 .............. GBP 22 1,199,789
Citigroup, Inc. ( Procter & Gamble Co. (The) ) ,
5.27% , 07/22/24 .................. USD 80 12,859,108
Royal Bank of Canada ( Kimberly-Clark Corp. ) ,
8.04% , 07/25/24 .................. 28 3,773,061
Societe Generale SA ( Colgate-Palmolive Co. ) ,
5.82% , 06/11/24 .................. 55 5,058,904
24,193,466
Industrial Conglomerates — 0.0%
BNP Paribas SA ( Siemens AG ) ,
15.73% , 06/17/24
(b) (c)
............... EUR 6 1,105,365
Insurance — 0.4%
(b)(c)
Barclays Bank plc ( Marsh & McLennan Cos.,
Inc. ) , 6.13% , 07/19/24 .............. USD 25 4,923,869
Barclays Bank plc ( Willis Towers Watson plc ) ,
15.67% , 05/10/24 ................. 14 3,570,187
BNP Paribas SA ( Fidelity National Financial,
Inc. ) , 20.12% , 06/06/24 .............. 138 6,649,835
BNP Paribas SA ( Prudential Financial, Inc. ) ,
36.52% , 05/20/24 ................. GBP 354 3,149,173
Goldman Sachs International ( American
International Group, Inc. ) , 20.01% , 06/06/24 USD 105 7,819,080
JPMorgan Structured Products BV ( Arthur J
Gallagher & Co. ) , 8.90% , 06/11/24 ...... 21 5,008,097
Mizuho Markets Cayman LP ( Chubb Ltd. ) ,
9.65% , 07/25/24 .................. 47 11,485,108
Nomura Holdings, Inc. ( Allstate Corp. (The) ) ,
9.94% , 05/01/24 .................. 37 6,344,176
48,949,525
Interactive Media & Services — 0.5%
(b)(c)
Goldman Sachs International ( Match Group,
Inc. ) , 25.09% , 05/02/24 .............. 78 2,410,766
Mizuho Markets Cayman LP ( Alphabet, Inc. ) ,
10.08% , 06/11/24 ................. 219 35,940,374
Royal Bank of Canada ( Meta Platforms, Inc. ) ,
19.32% , 06/18/24 ................. 35 15,047,951
53,399,091
IT Services — 0.1%
(b)(c)
BMO Capital Markets Corp. ( DXC Technology
Co. ) , 26.64% , 05/17/24 .............. 125 2,434,712
Mizuho Markets Cayman LP ( Cognizant
Technology Solutions Corp. ) ,
24.00% , 06/03/24 ................. 67 4,463,112
Mizuho Markets Cayman LP ( Gartner, Inc. ) ,
9.57% , 05/02/24 .................. 16 6,728,167
13,625,991
Leisure Products — 0.0%
(b)(c)
Nomura Holdings, Inc. ( Hasbro, Inc. ) ,
39.69% , 06/10/24 ................. 47 2,869,785
Royal Bank of Canada ( Polaris, Inc. ) ,
14.88% , 07/25/24 ................. 29 2,516,932
5,386,717

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Fortrea Holdings,
Inc. ) , 17.92% , 05/06/24 .............. USD 52 $ 1,892,857
Royal Bank of Canada ( Danaher Corp. ) ,
9.77% , 07/25/24 .................. 30 7,399,355
9,292,212
Machinery — 0.4%
(b)(c)
BMO Capital Markets Corp. ( Cummins, Inc. ) ,
13.08% , 05/02/24 ................. 11 3,150,866
BNP Paribas SA ( Parker-Hannifin Corp. ) ,
11.00% , 05/02/24 ................. 9 4,954,269
BNP Paribas SA ( Stanley Black & Decker, Inc. ) ,
16.59% , 05/03/24 ................. 24 2,170,710
Citigroup, Inc. ( Caterpillar, Inc. ) ,
10.42% , 08/01/24 ................. 30 9,989,443
JPMorgan Structured Products BV ( Deere &
Co. ) , 15.87% , 05/21/24 .............. 16 6,250,378
Nomura Holdings, Inc. ( Pentair plc ) ,
11.01% , 07/26/24 ................. 48 3,803,941
Nomura Holdings, Inc. ( Westinghouse Air Brake
Technologies Corp. ) , 9.15% , 07/26/24 .... 23 3,760,978
Royal Bank of Canada ( Westinghouse Air Brake
Technologies Corp. ) , 13.74% , 05/28/24 ... 13 1,900,744
Royal Bank of Canada ( Xylem, Inc. ) ,
7.07% , 05/06/24 .................. 40 5,283,242
41,264,571
Media — 0.2%
Barclays Bank plc ( Fox Corp. ) ,
18.00% , 06/10/24
(b) (c)
............... 79 2,478,780
Citigroup, Inc. (Comcast Corp.)
18.30% , 05/28/24
(b) (c)
............... 142 5,503,633
11.35% , 07/26/24
(b) (c)
............... 333 12,699,455
20,681,868
Multi-Utilities — 0.0%
Royal Bank of Canada ( Sempra ) ,
11.68% , 06/06/24
(b) (c)
............... 53 3,658,126
Oil, Gas & Consumable Fuels — 0.6%
(b)(c)
BMO Capital Markets Corp. ( ConocoPhillips ) ,
11.77% , 05/02/24 ................. 30 3,782,790
BNP Paribas SA ( BP plc ) , 22.98% , 05/20/24 .. GBP 1,287 8,129,336
BNP Paribas SA ( Kosmos Energy Ltd. ) ,
23.04% , 06/06/24 ................. USD 526 3,033,581
BNP Paribas SA ( Shell plc ) , 16.95% , 06/17/24 GBP 228 8,202,945
JPMorgan Structured Products BV ( Occidental
Petroleum Corp. ) , 12.25% , 05/09/24 ..... USD 59 3,895,010
Royal Bank of Canada ( Chevron Corp. ) ,
19.73% , 06/06/24 ................. 20 3,248,943
Royal Bank of Canada ( Suncor Energy, Inc. ) ,
15.56% , 05/28/24 ................. 114 4,322,105
Societe Generale SA ( Exxon Mobil Corp. ) ,
17.01% , 06/11/24 ................. 186 22,095,127
Toronto-Dominion Bank (The) ( Marathon
Petroleum Corp. ) , 17.33% , 05/02/24 ..... 29 5,194,856
61,904,693
Passenger Airlines — 0.0%
BMO Capital Markets Corp. ( United Airlines
Holdings, Inc. ) , 22.05% , 07/18/24
(b) (c)
..... 40 1,956,141
Personal Care Products — 0.0%
(b)(c)
Nomura Holdings, Inc. ( Coty, Inc. ) ,
21.65% , 05/09/24 ................. 268 3,060,518
Royal Bank of Canada ( Unilever plc ) ,
18.65% , 06/06/24 ................. 23 1,121,624
4,182,142
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.4%
(b)(c)
Barclays Bank plc ( Johnson & Johnson ) ,
10.46% , 07/17/24 ................. USD 43 $ 6,265,199
BNP Paribas SA ( AstraZeneca plc ) ,
15.43% , 06/17/24 ................. GBP 18 2,717,344
BNP Paribas SA ( Eli Lilly & Co. ) ,
15.47% , 06/13/24 ................. USD 16 12,629,126
Citigroup, Inc. ( Eli Lilly & Co. ) ,
23.00% , 05/28/24 ................. 4 3,169,036
Citigroup, Inc. ( Merck & Co., Inc. ) ,
8.86% , 07/30/24 .................. 58 7,548,686
HSBC Bank plc ( Bristol-Myers Squibb Co. ) ,
21.02% , 05/06/24 ................. 30 1,323,544
JPMorgan Structured Products BV ( Bayer AG ) ,
35.38% , 05/31/24 ................. EUR 100 2,925,708
JPMorgan Structured Products BV ( Pfizer, Inc. ) ,
28.00% , 06/10/24 ................. USD 62 1,588,542
38,167,185
Professional Services — 0.2%
(b)(c)
Barclays Bank plc ( Dun & Bradstreet Holdings,
Inc. ) , 18.84% , 05/10/24 .............. 335 3,068,541
Barclays Bank plc ( SS&C Technologies
Holdings, Inc. ) , 15.65% , 06/10/24 ....... 112 6,939,134
BMO Capital Markets Corp. ( Paycom Software,
Inc. ) , 23.66% , 05/02/24 .............. 19 3,663,546
Societe Generale SA ( Leidos Holdings, Inc. ) ,
18.64% , 06/10/24 ................. 53 7,043,205
20,714,426
Semiconductors & Semiconductor Equipment — 0.2%
(b)(c)
Citigroup, Inc. ( Applied Materials, Inc. ) ,
29.76% , 05/16/24 ................. 46 9,232,506
Citigroup, Inc. ( Lam Research Corp. ) ,
14.47% , 07/26/24 ................. 8 7,497,231
SGA Societe Generale Acceptance NV ( Texas
Instruments, Inc. ) , 15.29% , 05/06/24 ..... 9 1,519,990
18,249,727
Software — 1.2%
(b)(c)
BNP Paribas SA ( DocuSign, Inc. ) ,
24.17% , 06/07/24 ................. 157 8,826,722
BNP Paribas SA ( Workday, Inc. ) ,
17.99% , 05/24/24 ................. 19 4,655,080
BNP Paribas SA ( Zoom Video Communications,
Inc. ) , 18.41% , 05/23/24 .............. 60 3,671,104
Citigroup, Inc. ( ServiceNow, Inc. ) ,
11.47% , 07/26/24 ................. 13 9,316,497
Goldman Sachs International ( Salesforce, Inc. ) ,
16.69% , 05/31/24 ................. 51 13,910,280
Mizuho Markets Cayman LP ( Cadence Design
Systems, Inc. ) , 11.50% , 07/24/24 ....... 18 4,949,757
Royal Bank of Canada ( Microsoft Corp. ) ,
16.72% , 05/28/24 ................. 8 3,110,422
Societe Generale SA ( Crowdstrike Holdings,
Inc. ) , 30.13% , 05/31/24 .............. 18 5,082,498
Societe Generale SA ( Microsoft Corp. ) ,
9.54% , 06/11/24 .................. 184 72,237,897
125,760,257
Specialized REITs — 0.1%
(b)(c)
Citigroup, Inc. ( Equinix, Inc. ) , 18.09% , 05/03/24 3 2,277,901
Royal Bank of Canada ( Crown Castle, Inc. ) ,
20.83% , 05/15/24 ................. 34 3,257,680
5,535,581

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
(b)(c)
BNP Paribas SA ( Gap, Inc. (The) ) ,
38.08% , 05/24/24 ................. USD 121 $ 2,500,821
Goldman Sachs International ( Best Buy Co.,
Inc. ) , 15.66% , 05/24/24 .............. 64 4,749,896
Nomura Holdings, Inc. ( AutoZone, Inc. ) ,
13.30% , 05/23/24 ................. 2 6,203,546
Nomura Holdings, Inc. ( Burlington Stores, Inc. ) ,
24.07% , 05/24/24 ................. 13 2,349,938
Nomura Holdings, Inc. ( O'Reilly Automotive,
Inc. ) , 8.14% , 07/26/24 .............. 5 4,897,636
Royal Bank of Canada ( Ross Stores, Inc. ) ,
10.80% , 05/17/24 ................. 19 2,462,684
23,164,521
Technology Hardware, Storage & Peripherals — 0.4%
(b)(c)
BMO Capital Markets Corp. ( Apple, Inc. ) ,
12.36% , 05/02/24 ................. 83 14,108,807
BNP Paribas SA ( Apple, Inc. ) , 7.73% , 05/06/24 45 7,629,747
Royal Bank of Canada ( Apple, Inc. ) ,
11.61% , 05/02/24 ................. 146 24,816,752
SGA Societe Generale Acceptance NV ( HP,
Inc. ) , 20.86% , 05/08/24 .............. 63 1,774,530
48,329,836
Textiles, Apparel & Luxury Goods — 0.1%
(b)(c)
BNP Paribas SA ( Ralph Lauren Corp. ) ,
15.40% , 05/24/24 ................. 14 2,282,723
JPMorgan Structured Products BV ( Tapestry,
Inc. ) , 33.78% , 06/10/24 .............. 54 2,173,498
Royal Bank of Canada ( NIKE, Inc. ) ,
11.67% , 06/28/24 ................. 66 6,159,205
10,615,426
Tobacco — 0.1%
(b)(c)
Barclays Bank plc ( British American Tobacco
plc ) , 16.43% , 05/31/24 .............. GBP 185 5,391,116
Mizuho Markets Cayman LP ( Philip Morris
International, Inc. ) , 10.22% , 07/23/24 .... USD 78 7,422,051
12,813,167
Trading Companies & Distributors — 0.0%
Nomura Holdings, Inc. ( WW Grainger, Inc. ) ,
10.57% , 08/01/24
(b) (c)
............... 3 2,452,770
Wireless Telecommunication Services — 0.1%
(b)(c)
BNP Paribas SA ( Vodafone Group plc ) ,
29.05% , 05/20/24 ................. GBP 4,058 3,425,815
Societe Generale SA ( T-Mobile US, Inc. ) ,
7.56% , 06/11/24 .................. USD 46 7,601,196
11,027,011
Total Equity-Linked Notes — 12 .3%
(Cost: $ 1,365,184,787 ) ............................ 1,338,999,994
Fixed Rate Loan Interests
Financial Services — 0.2%
CML ST Regis Aspen, Term Loan ,
7.27%
,
02/07/25
(f)
................. 13,200 13,046,460
Health Care Technology — 0.0%
Cotiviti Holdings, Inc., Term Loan , 05/01/31
(p)
. 1,014 1,004,701
Security
Par (000)
Par (000) Value
Media — 0.0%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
15.00%
,
10/15/26 ................. USD 1,121 $ 1,157,241
Clear Channel International BV, Term Loan ,
08/12/27
(f) (p)
...................... 800 788,000
1,945,241
Total Fixed Rate Loan Interests — 0 .2%
(Cost: $ 16,115,050 ) ............................... 15,996,402
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
05/25/28 ............ 4,635 4,244,499
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
05/25/28 ............ 881 807,258
Bleriot US Bidco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.57%
,
10/30/28 .................. 540 542,298
Cobham Ultra SeniorCo SARL, Facility Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.01%
,
08/03/29 ....... 998 978,261
Dynasty Acquisition Co., Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.82%
,
08/24/28 ............ 4,895 4,917,370
Dynasty Acquisition Co., Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.82%
,
08/24/28 ............ 1,887 1,896,011
Ovation Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.83%
,
04/21/31 .................. 1,190 1,193,725
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
02/01/28 .................. 3,795 3,794,626
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
02/01/29 ................. 963 967,593
Setanta Aircraft Leasing DAC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.56%
,
11/05/28 ............. 1,190 1,192,678
TransDigm, Inc., Term Loan I , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.06%
,
08/24/28 .................. 2,125 2,135,543
TransDigm, Inc., Term Loan J , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.56%
,
02/28/31 .................. 2,751 2,766,044
TransDigm, Inc., Term Loan K , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.06%
,
03/22/30 .................. 1,140 1,144,285
26,580,191
Automobile Components — 0.1%
(a)
Champions Holdco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.07%
,
02/23/29 ................. 3,162 3,171,233
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.32%
,
05/06/30 .................. 4,358 4,368,942
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.17% - 10.40%
,
11/17/28 ........... 1,857 1,816,852
9,357,027

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07%
,
12/14/27
(a) (f)
........... USD 2,370 $ 2,382,077
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.66%
,
01/24/29 .................. 5,494 5,300,059
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.40%
,
01/24/30 ................. 2,461 2,054,621
7,354,680
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.68%
,
11/24/28 ... 1,279 1,273,581
Sally Holdings LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.57%
,
02/28/30 .................. 624 623,114
StubHub Holdco Sub LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.07%
,
03/15/30 ................. 5,946 5,940,207
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.32%
,
12/21/27 .................. 476 369,351
8,206,253
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.57%
,
05/13/29 . 574 576,254
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.07%
,
11/03/28 .................. 1,024 1,025,464
Cornerstone Building Brands, Inc., Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%
,
04/12/28 ............ 338 330,121
CP Atlas Buyer, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.17%
,
11/23/27 ................. 1,837 1,823,773
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%
,
10/02/28 ............ 307 306,130
Smyrna Ready Mix Concrete LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.82%
,
04/02/29
(f)
............ 526 527,613
Wilsonart LLC, Term Loan E , (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.65%
,
12/31/26 .................. 3,551 3,557,481
8,146,836
Capital Markets — 0.2%
(a)
Aretec Group, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.92%
,
08/09/30 .................. 939 943,471
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.93%
,
08/02/28 ....... 3,175 3,167,554
Axalta Coating Systems Dutch Holding B BV,
Term Loan B6 , (3-mo. CME Term SOFR at
0.50% Floor + 2.00%), 7.33%
,
12/20/29 .. 2,339 2,344,608
Azalea TopCo, Inc., Term Loan B , 04/24/31
(p)
. 814 810,606
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.83% , 10/22/26 .......... 2,373 2,373,706
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.08% , 10/22/27 .......... USD 694 $ 695,018
Focus Financial Partners LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.82%
,
06/30/28 ............ 2,781 2,776,767
Focus Financial Partners LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.07%
,
06/30/28 ............ 614 614,052
ION Trading Finance Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.15%
,
04/01/28 ................. 958 957,779
Learning Care Group US No. 2, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.75%), 10.06% - 10.09%
,
08/11/28 239 239,149
Osaic Holdings, Inc., Term Loan , 08/17/28
(p)
.. 1,272 1,278,932
Osaic Holdings, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.82%
,
08/17/28 .................. 2,443 2,456,327
18,657,969
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.92%
,
09/30/28 .................. 618 616,805
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.42%
,
11/24/27 ....... 623 603,582
Ascend Performance Materials Operations
LLC, Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.07%
,
08/27/26 .. 572 560,553
Chemours Co. (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.82%
,
08/18/28 .................. 862 860,230
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.32%
,
12/29/27 ............ 351 295,602
Derby Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.56%
,
11/01/30 .................. 2,913 2,925,759
Ecovyst Catalyst Technologies LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.93%
,
06/09/28 ............ 1,821 1,818,143
Element Solutions, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
12/18/30 .................. 2,535 2,536,612
HB Fuller Co., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.32%
,
02/15/30 .................. 1,196 1,196,701
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.33%
,
07/03/28 ............ 805 771,574
Ineos US Finance LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.92%
,
02/18/30 .................. 633 634,007
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93% , 10/15/28 .......... 2,060 2,059,893
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.67% , 10/15/28 .......... 305 305,002
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 9.82%
,
03/29/28 ....... 2,897 2,869,789

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Nouryon Finance BV, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 4.00%),
9.42%
,
04/03/28 .................. USD 1,985 $ 1,988,404
Olympus Water US Holding Corp. Term Loan
B4 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.25%), 9.58%
,
11/09/28 ........... 1,586 1,590,539
OQ Chemicals International Holding GmbH,
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.91%
,
10/14/24 .. 1,541 1,411,250
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.83%
,
03/16/27 ........... 612 612,998
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.68%
,
08/02/28 ............ 2,053 2,056,700
WR Grace Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.32%
,
09/22/28 .................. 3,157 3,156,517
28,870,660
Commercial Services & Supplies — 0.3%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan , 10/24/30
(f) (p)
... 87 87,207
Action Environmental Group, Inc., (The), Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.32%
,
10/24/30
(f)
...... 586 587,442
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.17% , 05/12/28 .......... 3,331 3,331,223
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.07% , 05/12/28 .......... 363 364,406
Amentum Government Services Holdings
LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.32%
,
02/15/29 .................. 1,583 1,585,429
Aramark Intermediate HoldCo Corp., Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.32%
,
06/22/30 ........... 3,569 3,565,005
Asplundh Tree Expert LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.17%
,
09/07/27 .................. 2,008 2,009,565
Clean Harbors, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%), 7.18%
- 7.19%
,
10/08/28 ................. 1,682 1,685,903
Covanta Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
11/30/28 .................. 2,206 2,204,409
Covanta Holding Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
11/30/28 .................. 169 168,494
Garda World Security Corp., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.58%
,
02/01/29 .................. 444 445,260
GFL Environmental, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
05/31/27 .................. 1,580 1,585,119
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.68%
,
08/19/26 .................. 2,513 2,363,213
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.68% - 9.84%
,
12/15/28 . 1,453 979,604
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.58%
,
10/13/30 .. USD 838 $ 838,905
Tempo Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.07%
,
08/31/28 .................. 5,522 5,535,718
TruGreen LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.42%
,
11/02/27 .................. 2,596 2,489,513
Vestis Corp., Term Loan B1 , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.58%
,
02/22/31 .................. 1,583 1,583,997
Viad Corp., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
10.44%
,
07/30/28 ................. 1,742 1,745,672
33,156,084
Communications Equipment — 0.0%
(a)
Ciena Corp. Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
10/24/30 .................. 2,131 2,134,321
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.82% , 03/02/29 .......... 1,216 1,161,915
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94% , 05/30/30 .......... 515 491,761
3,787,997
Construction & Engineering — 0.1%
(a)
AECOM, Term Loan B , 7.19%
,
04/17/31 .... 1,523 1,529,975
Brand Industrial Services, Inc., Term Loan C ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83%
,
08/01/30 ............ 5,043 5,056,825
Legence Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.92%
,
12/16/27 .................. 477 477,338
Pike Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.43%
,
01/21/28 .................. 1,971 1,976,282
USIC Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
9.06% - 9.07%
,
05/12/28 ............ 1,979 1,977,261
11,017,681
Construction Materials — 0.1%
(a)
New AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.32%
,
03/08/29 ................. 739 706,104
Oscar AcquisitionCo LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.90%
,
04/29/29 .................. 2,383 2,392,748
Potters Industries LLC, Term Loan , 12/14/27
(p)
613 616,451
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.82%
,
04/14/31 ............ 622 622,224
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.57%
,
03/19/29 ............ 640 640,159
Standard Building Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68%
,
09/22/28 ............ 1,742 1,745,763

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Summit Materials LLC, Term Loan B2 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.80%
,
01/12/29 .................. USD 699 $ 703,809
7,427,258
Consumer Staples Distribution & Retail — 0.1%
(a)
CML Project Horizons, Term Loan , (3-mo.
SONIA + 4.34%), 9.00%
,
06/05/26
(f)
..... GBP 10,046 12,503,340
US Foods, Inc., Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.43% , 09/13/26 .......... USD 1,284 1,287,081
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.32% , 11/22/28 ........... 1,183 1,187,665
14,978,086
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.82%
,
12/01/27 ....... 4,736 4,752,652
LABL, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.42%
,
10/29/28 ................. 1,608 1,571,805
Mauser Packaging Solutions Holding Co., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.81%
,
04/15/27 ....... 1,523 1,523,249
Pactiv Evergreen, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.68%
,
02/05/26 .................. 561 563,956
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.07%
,
07/31/26 .................. 475 476,313
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.57%
,
09/15/28 ............ 1,184 1,184,547
10,072,522
Distributors — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 7.32%
,
01/31/31 .. 2,615 2,620,238
PAI Holdco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.34%
,
10/28/27 .................. 2,092 1,939,421
4,559,659
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.68%
,
11/24/28 ....... 2,290 2,287,986
Kuehg Corp., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.30%
,
06/12/30 ................. 1,576 1,579,617
Sotheby's, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.09%
,
01/15/27 3,084 3,002,396
Spring Education Group, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.31%
,
09/29/30 ............ 2,047 2,054,483
Veritas US, Inc., Term Loan B , (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.43%
,
09/01/25 ................. 967 887,794
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.07%
,
01/30/31 ............ 3,167 3,183,722
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
WCG Purchaser Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.43%
,
01/08/27 ............ USD 788 $ 789,931
13,785,929
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan , (3-mo.
LIBOR USD at 0.00% Floor + 2.75%),
8.34%
,
01/31/26
(f)
................. 455 423,388
Altice France SA, Term Loan B14 , (3-mo.
CME Term SOFR at 0.00% Floor + 5.50%),
10.83%
,
08/15/28 ................. 2,985 2,230,485
Connect Finco SARL, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.83% , 12/11/26 ........... 1,082 1,079,438
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.82% , 09/27/29 .......... 1,094 1,059,800
Iridium Satellite LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.82%
,
09/20/30 .................. 1,403 1,403,847
Level 3 Financing, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.88%
,
04/15/29 ................. 690 677,032
Level 3 Financing, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.88%
,
04/15/30 ................. 695 679,685
Lumen Technologies, Inc., Term Loan ,
12/31/30
(p)
...................... 434 366,820
Lumen Technologies, Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.78%
,
04/15/29 ............ 784 563,051
Lumen Technologies, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.78%
,
04/15/30 ............ 804 561,310
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.68% - 9.85%
,
09/01/28 ............ 1,062 1,020,470
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
09/25/26 .................. 3,799 3,049,008
Virgin Media Bristol LLC, Facility Term Loan Q ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.69%
,
01/31/29 ............ 795 782,280
Zayo Group Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.43%
,
03/09/27 .................. 5,799 5,004,197
18,900,811
Electric Utilities — 0.0%
NRG Energy, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.33%
,
04/16/31
(a)
................. 1,191 1,195,657
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.32%
,
06/23/28
(a)
........... 2,528 2,531,241
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
07/02/29
(a)
................. 1,995 2,000,953

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.43% , 06/28/24
(f)
.......... USD 41 $ 20,536
(1-mo. CME Term SOFR at 0.00% Floor +
1.00%), 6.43% , 06/30/25 .......... 418 124,456
144,992
Entertainment — 0.3%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 8.43%
,
04/22/26 ........... 2,651 2,296,380
Cirque du Soleil Canada, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.55%
,
03/08/30 ............ 1,033 1,030,422
City Football Group Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.44%
,
07/21/28 .................. 1,835 1,828,020
Creative Artists Agency LLC, Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.57%
,
11/27/28 ............. 4,563 4,576,780
Formula One Management Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 7.56%
,
01/15/30 . 2,788 2,790,091
Live Nation Entertainment, Inc., Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.17%
,
10/19/26 ............ 3,078 3,070,975
NASCAR Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.93%
,
10/19/26 .................. 789 792,937
Playtika Holding Corp., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.18%
,
03/13/28 .................. 2,371 2,370,630
SMG US Midco 2, Inc., 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 8.24%
,
01/23/25 ............ 1,744 1,742,349
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.34%
,
04/29/26 ............ 1,980 1,982,770
William Morris Endeavor Entertainment
LLC, 1st Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.18%
,
05/18/25 .................. 3,954 3,962,314
WMG Acquisition Corp., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
01/24/31 .................. 3,971 3,965,639
30,409,307
Financial Services — 0.9%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.92%
,
12/21/28 .. 2,766 2,777,733
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
1.93%), 7.50% , 04/13/28 .......... 2,018 2,019,194
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68% , 04/18/29 .......... 2,375 2,375,389
Boost Newco Borrower LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.31%
,
01/31/31 .................. 3,973 3,980,469
CML Hyatt Lost Pines, Term Loan , (1-mo. CME
Term SOFR + 0.00%), 8.87%
,
09/09/24
(f)
.. 10,600 10,503,519
CML La Quinta Resort, Term Loan , (3-mo. CME
Term SOFR + 0.00%), 8.43%
,
09/09/24
(f)
.. 9,413 9,296,055
CML Terranea Resort, Term Loan , (1-mo. CME
Term SOFR + 0.00%), 9.68%
,
01/01/27
(f)
.. 5,600 5,612,949
Security
Par (000)
Par (000) Value
Financial Services (continued)
Cogeco Communications Finance LP, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.93%
,
09/01/28 ....... USD 1,225 $ 1,192,127
Colorado Plaza, Term Loan , (1-mo. CME Term
SOFR + 2.86%), 0.00%
,
11/15/24
(e) (f) (l)
.... 7,906 1,027,124
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.06%
,
04/09/27 ....... 4,066 4,058,752
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.32%
,
04/07/28 ...... 1,890 1,885,861
GIP Pilot Acquisition Partners LP, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.31%
,
10/04/30 ............ 279 280,278
HIG Finance 2 Ltd., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.82%
,
02/15/31 .................. 1,989 1,993,972
Houston Center, Term Loan , (1-mo. CME Term
SOFR + 2.21%), 0.00%
,
01/09/25
(f)
...... 42,968 21,160,646
LBM Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.17%
,
12/17/27 ............ 1,591 1,591,575
Lions Gate Capital Holdings LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.67%
,
03/24/25 ............ 2,175 2,169,405
Sheraton Austin, Term Loan , (1-mo. CME Term
SOFR + 0.00%), 8.92%
,
06/01/24
(f)
...... 11,005 10,815,579
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 8.18%
,
12/11/26 ....... 1,977 1,969,586
Vinoy St. Petersburg (The), Term Loan ,
(1-mo. CME Term SOFR + 0.00%),
7.98%
,
09/09/24
(f)
................. 11,528 11,230,003
White Cap Supply Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07%
,
10/19/27 ............ 2,766 2,774,522
98,714,738
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.18%
,
10/01/25 .. 1,646 1,581,117
B&G Foods, Inc., Term Loan B4 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.82%
,
10/10/26 .................. 165 164,725
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.68% , 10/25/27 .......... 4,588 4,604,840
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.07% , 10/25/27 .......... 712 715,555
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.67%
,
01/29/27 ....... 4,738 4,740,550
H-Food Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.69%),
9.29%
,
05/23/25 .................. 602 409,025
Nomad Foods Ltd., Facility Term Loan B4 ,
(6-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.27%
,
11/13/29 ............. 790 791,239
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.81%
,
03/31/28 ............ 1,205 1,199,645

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Utz Quality Foods LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.07%
,
01/20/28 ............ USD 2,844 $ 2,849,970
17,056,666
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.17%
,
04/06/28 .. 497 493,312
Avis Budget Car Rental LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.18%
,
08/06/27 ............ 1,424 1,406,286
Genesee & Wyoming, Inc., Term Loan ,
04/10/31
(p)
...................... 2,289 2,289,137
Uber Technologies, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.08%
,
03/03/30 .................. 3,143 3,161,464
7,350,199
Health Care Equipment & Supplies — 0.2%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67% , 05/10/27 .......... 3,585 3,559,949
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.32% , 09/29/28 .......... 941 943,040
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.67%
,
11/03/28 .................. 2,775 2,770,516
Insulet Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.32%
,
05/04/28 .................. 878 880,363
Medline Borrower LP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.07%
,
10/23/28 .................. 7,512 7,528,205
15,682,073
Health Care Providers & Services — 0.1%
CHG Healthcare Services, Inc., 1st Lien Term
Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 09/29/28 .......... 1,657 1,659,547
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07% - 9.09% , 09/29/28 ..... 314 315,469
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.83%
,
11/08/27
(a)
........... 2,443 2,449,696
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
11/01/28
(a)
................. 3,178 3,182,618
Ensemble RCM LLC, Term Loan B , 08/01/29
(a) (p)
395 396,051
EyeCare Partners LLC, Term Loan A ,
11.08%
,
08/31/28 ................. 391 391,352
EyeCare Partners LLC, Term Loan B ,
10.04%
,
11/30/28
(f)
................. 1,870 1,084,328
EyeCare Partners LLC, Term Loan C ,
12.18%
,
11/30/28
(f)
................. 46 13,900
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.67%
,
11/01/28
(a)
...... 1,420 1,251,913
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.42%
,
11/01/29
(a)
..... 404 322,190
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
10/27/28
(a)
........... 1,580 1,582,198
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.82%
,
12/19/30
(a)
........... USD 1,971 $ 1,981,238
Vizient, Inc., Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.67%
,
05/16/29
(a)
................. 714 716,153
15,346,653
Health Care Technology — 0.2%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.57%
,
02/15/29 .................. 4,387 4,376,430
Cotiviti, Inc., Term Loan , 05/01/31
(p)
........ 3,968 3,971,293
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.41%
,
10/01/27 ............ 3,140 2,990,236
IQVIA, Inc., Term Loan B4 , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.31%
,
01/02/31 .................. 1,653 1,659,337
PointClickCare Technologies, Inc., Term Loan ,
12/29/27
(f) (p)
...................... 239 240,195
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.59%
,
06/02/28 .................. 5,996 5,955,549
Verscend Holding Corp., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
11.50%
,
08/27/25 ................. 3,020 3,020,907
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.32%
,
10/22/29 ............ 1,581 1,588,871
23,802,818
Hotel & Resort REITs — 0.0%
Ryman Hospitality Properties, Inc., Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
0.00%), 7.57%
,
05/18/30
(a)
........... 754 754,445
Hotels, Restaurants & Leisure — 0.6%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 7.57%
,
09/20/30 ........... 2,373 2,374,266
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.18%
,
02/02/26 ....... 2,633 2,547,878
Alterra Mountain Co., Term Loan B , 05/31/30
(p)
244 245,220
Alterra Mountain Co., Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.81%
,
05/31/30 .................. 1,192 1,197,699
Bally's Corp., Facility Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.84%
,
10/02/28 .................. 1,861 1,751,276
Caesars Entertainment, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%
,
02/06/30 ............ 1,120 1,121,552
Caesars Entertainment, Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.07%
,
02/06/31 ............ 5,551 5,553,775
Carnival Corp., Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.32%
,
08/09/27 .................. 1,580 1,588,151
Cedar Fair LP, Term Loan B , 04/18/31
(p)
..... 580 580,000
Churchill Downs, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.42%
,
03/17/28 .................. 1,980 1,980,298

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
CML Lake Tahoe Resort Hotel, Term Loan ,
(1-mo. CME Term SOFR + 0.00%),
8.34%
,
12/09/24
(f)
................. USD 7,532 $ 7,293,257
CPG International LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.92%
,
04/28/29 .................. 948 948,779
Fertitta Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07%
,
01/27/29 ............ 5,524 5,533,632
Flutter Entertainment plc, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.56%
,
11/25/30 .................. 3,955 3,958,608
Four Seasons Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.32%
,
11/30/29 ....... 3,947 3,950,635
Hilton Domestic Operating Co., Inc., Term Loan
B4 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.42%
,
11/08/30 ........... 3,163 3,168,692
IRB Holding Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.17%
,
12/15/27 .................. 3,490 3,493,656
Light and Wonder International, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.07%
,
04/14/29 ........... 1,736 1,737,307
Motion Acquisition Ltd., Facility Term Loan B ,
9.07%
,
11/12/29 .................. 2,383 2,378,821
Packers Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.67%
,
03/09/28 .................. 1,108 697,292
Penn Entertainment, Inc., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.17%
,
05/03/29 ............ 2,763 2,763,429
Playa Resorts Holding BV, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.57%
,
01/05/29 .................. 648 650,178
Seaworld Parks & Entertainment, Inc., Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.82%
,
08/25/28 ....... 804 802,629
Station Casinos LLC, Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.57%
,
03/14/31 ............ 3,571 3,569,393
Whatabrands LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
08/03/28 .................. 3,796 3,808,903
Wyndham Hotels & Resorts, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.67%
,
05/24/30 ............ 907 908,655
64,603,981
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.81%
,
05/17/28 .................. 2,130 1,843,804
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.82%
,
02/26/29 ............ 3,686 3,655,449
Serta Simmons Bedding LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
7.50%), 12.92%
,
06/29/28 ............ 658 573,833
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.43%
,
10/06/28 ............ 3,169 2,676,276
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.68%
,
10/30/27 ............ USD 4,310 $ 3,963,203
12,712,565
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
12/22/27
(a)
................. 522 521,383
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.57%
,
07/31/30 ....... 1,027 1,026,370
Calpine Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
01/31/31 .................. 483 482,073
Constellation Renewables LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.10%
,
12/15/27 ............ 1,903 1,900,939
3,409,382
Industrial Conglomerates — 0.0%
(a)
EMRLD Borrower LP, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.82%
,
05/31/30 .................. 3,165 3,174,395
JFL-Tiger Acquisition Co., Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.82%
,
10/17/30 ............ 538 538,056
Minimax Viking GmbH, Facility Term Loan B1 ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.18%
,
07/31/28 ............ 197 197,339
3,909,790
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.82%
,
11/06/30 ........... 6,694 6,718,335
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.68% , 02/19/28 .......... 3,166 3,168,739
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.18% , 02/19/28 .......... 476 476,751
AssuredPartners, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.82%
,
02/14/31 .................. 5,602 5,625,640
Baldwin Risk Partners LLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
10/14/27 ............ 1,035 1,031,184
Hub International Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.57%
,
06/20/30 .................. 5,148 5,173,551
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
03/15/30 .................. 1,133 1,134,860
Ryan Specialty Group LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.07%
,
09/01/27 .................. 2,759 2,762,074
Truist Insurance Holdings LLC, Term Loan B ,
05/06/31
(p)
...................... 4,225 4,232,943
USI, Inc., Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 8.55%
,
09/27/30 . 1,102 1,105,216

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
USI, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.30%
,
11/22/29 .................. USD 3,950 $ 3,958,099
35,387,392
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.07%
,
01/31/31
(a)
................. 3,964 3,969,784
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.68%
,
01/31/28 ................. 1,054 957,169
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.68%
,
01/20/29 ................. 618 554,828
Asurion LLC, Term Loan B11 , (1-mo. CME
Term SOFR at 0.00% Floor + 4.25%),
9.67%
,
08/19/28 .................. 1,645 1,602,065
Asurion LLC, Term Loan B8 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.68%
,
12/23/26 .................. 2,159 2,107,802
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.31%
,
07/06/29 .................. 4,345 4,360,210
Go Daddy Operating Co. LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.43%
,
08/10/27 ............ 3,158 3,160,040
Go Daddy Operating Co. LLC, Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.32%
,
11/09/29 ............. 1,446 1,446,003
Modena Buyer LLC, Term Loan , 04/18/31
(p)
.. 1,051 1,028,015
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.07%
,
02/24/28 .. 4,733 4,748,744
Venga Finance SARL, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.35%
,
06/28/29 ................. 1,013 1,010,832
20,975,708
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.42%
,
12/01/28
(f)
............ 660 651,505
Hayward Industries, Inc., 1st Lien Term Loan ,
05/30/28
(p)
...................... 788 787,974
1,439,479
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B6 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.42%
,
11/08/27 .................. 1,032 1,034,144
Fortrea Holdings, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.07%
,
07/01/30 .................. 942 945,706
Icon plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.31% , 07/03/28 .......... 2,310 2,318,529
Maravai Intermediate Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.33%
,
10/19/27 ............ 2,019 1,994,908
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
11/15/28 ............. 3,940 3,950,509
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Star Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 4.00%),
9.31%
,
09/27/30 .................. USD 1,598 $ 1,597,009
11,840,805
Machinery — 0.4%
(a)
Albion Financing 3 SARL, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.57%
,
08/17/26 ................. 2,362 2,370,494
Barnes Group, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.82%
,
08/30/30 .................. 1,471 1,473,261
Clark Equipment Co., Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.90%
,
04/20/29 .................. 952 954,420
Columbus McKinnon Corp., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.81%
,
05/14/28
(f)
................. 763 766,221
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93% , 10/21/28 .......... 1,610 1,612,413
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.68% , 10/21/28 .......... 2,363 2,370,134
Gardner Denver, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.17%
,
03/01/27 .................. 2,053 2,056,208
Gates Global LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.92%
,
03/31/27 .................. 1,707 1,710,946
Generac Power Systems, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.17%
,
12/13/26 ............ 325 324,288
Husky Injection Molding Systems Ltd., Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 10.32%
,
02/15/29 ...... 5,730 5,744,125
Indicor LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.30%
,
11/22/29 .................. 3,540 3,566,328
Ingersoll-Rand Services Co., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor and
0.00% Cap + 1.75%), 7.17%
,
03/01/27 ... 539 540,000
Madison IAQ LLC, Term Loan , (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.68%
,
06/21/28 .................. 3,351 3,350,077
Osmosis Buyer Ltd., Delayed Draw Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.57%
,
07/31/28 ............ 2,363 2,373,633
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.92%
,
04/05/29 .................. 2,758 2,771,566
TK Elevator Midco GmbH, Facility Term Loan
B2 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.79%
,
04/30/30 ........... 6,016 6,038,762
Vertiv Group Corp., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.93%
,
03/02/27 .................. 2,672 2,679,952
WEC US Holdings Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.07%
,
01/27/31 .................. 1,740 1,740,731
Zurn LLC, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.43%
,
10/04/28 .................. 950 954,456
43,398,015

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media — 0.1%
(a)
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.67%
,
03/03/25 ............ USD 1,230 $ 1,215,939
Charter Communications Operating LLC, Term
Loan B4 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.30%
,
12/07/30 ....... 1,210 1,192,181
Clear Channel Outdoor Holdings, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.43%
,
08/21/28 ....... 656 655,287
CSC Holdings LLC, Term Loan , (1-mo.
LIBOR USD at 0.00% Floor + 2.50%),
7.94%
,
04/15/27 .................. 1,943 1,633,737
DirecTV Financing LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.43%
,
08/02/27 ................. 913 917,153
ECL Entertainment LLC, Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.07%
,
09/03/30 ............ 530 531,597
ECL Entertainment LLC, Term Loan B ,
08/31/30
(p)
...................... 319 319,759
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.82% 06/30/28 ....... 1,082 1,086,067
Ziggo Financing Partnership, Facility Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.94%
,
04/30/28 ............ 1,087 1,072,206
8,623,926
Oil, Gas & Consumable Fuels — 0.2%
(a)
Ecopetrol SA, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 0.00%),
10.00%
,
09/06/30
(f)
................ 3,000 3,096,000
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
12/21/28 ............ 4,779 4,746,203
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.92%
,
09/19/29 ............ 316 316,384
Medallion Midland Acquisition LP, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.83%
,
10/18/28 ............ 2,764 2,773,545
Murphy Oil USA, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
7.18%
,
01/31/28 .................. 760 761,036
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.33%
,
10/30/28 ................. 2,366 2,375,369
Oryx Midstream Services Permian Basin LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.00%), 8.44%
,
10/05/28 .. 2,359 2,365,136
16,433,673
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.34%
,
04/20/28 ................. 2,155 2,239,175
Air Canada, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.83%
,
03/21/31
(f)
................. 1,982 1,994,387
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.07% , 01/29/27 .......... 1,846 1,843,305
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.60% , 02/15/28 .......... 1,130 1,131,225
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
(6-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.77% , 06/04/29 .......... USD 618 $ 619,805
Mileage Plus Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.73%
,
06/21/27 ................. 2,306 2,364,911
United AirLines, Inc., Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.08%
,
02/22/31 .................. 1,985 1,990,578
WestJet Airlines Ltd., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.42%
,
12/11/26 .................. 118 117,608
12,300,994
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.82%
,
05/04/28 ............ 1,579 1,578,723
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 9.55%
,
02/28/28 ....... 2,205 2,210,645
Bausch Health Cos., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.67%
,
02/01/27 ................. 974 815,092
Catalent Pharma Solutions, Inc., Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.43%
,
02/22/28 ............ 2,605 2,600,960
Elanco Animal Health, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.16%
,
08/01/27 .................. 2,384 2,378,149
Jazz Pharmaceuticals PLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.43%
,
05/05/28 ............ 3,150 3,167,282
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
06/02/28 .................. 1,904 1,912,174
Perrigo Co. plc, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.67%
,
04/20/29 .................. 944 940,373
Precision Medicine Group LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.40%
,
11/18/27 ............. 1,201 1,185,072
16,788,470
Professional Services — 0.3%
(a)
AlixPartners LLP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.93%
,
02/04/28 .................. 2,531 2,537,249
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
06/02/28 .................. 4,194 4,036,726
Dayforce, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.82%
,
03/03/31
(f)
................. 2,774 2,777,467
Dun & Bradstreet Corp. (The), Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.07%
,
01/18/29 ............ 8,293 8,305,695
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.66%
,
07/06/29 ....... 678 679,722
Element Materials Technology Group US
Holdings, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.66%
,
07/06/29 .................. 1,462 1,465,674

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
FleetCor Technologies Operating Co. LLC, Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 7.17%
,
04/28/28 ....... USD 2,769 $ 2,769,623
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08%
,
04/29/29 ............ 1,229 1,099,867
Maximus, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.42%
,
05/28/28 .................. 636 636,269
Trans Union LLC, Term Loan B5 , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.17%
,
11/16/26 .................. 1,120 1,120,216
Trans Union LLC, Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.32%
,
12/01/28 .................. 3,963 3,965,539
VS Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.57%
,
04/12/31 .................. 3,188 3,193,786
32,587,833
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.18% , 08/21/25 .......... 103 102,536
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67% , 01/31/30
(f)
.......... 640 641,192
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07% , 01/31/30
(f)
.......... 507 507,997
1,251,725
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.06%
,
07/06/29 .................. 1,195 1,199,338
MKS Instruments, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
08/17/29 .................. 2,738 2,740,014
Synaptics, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.84%
,
12/02/28 .................. 715 712,801
4,652,153
Software — 0.6%
(a)
Applied Systems, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.81%
,
02/24/31 ............ 4,726 4,758,100
Barracuda Parent LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 584 583,680
CCC Intelligent Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68%
,
09/21/28 ............ 2,772 2,769,562
Cloud Software Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.93%
,
03/21/31 ....... 1,593 1,589,416
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.91%
,
03/30/29 ............ 7,969 7,965,596
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
10/08/28 .................. 1,028 1,021,962
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.42%
,
10/08/29 ................. 1,397 1,339,374
Security
Par (000)
Par (000) Value
Software (continued)
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.62%
,
12/01/28 ................. USD 394 $ 394,614
E2open LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
02/04/28 .................. 400 401,124
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%
,
10/09/29 ............ 3,931 3,941,637
Epicor Software Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
07/30/27 .................. 1,584 1,589,621
Gen Digital, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.42%
,
09/12/29 .................. 1,991 1,992,442
Genesys Cloud Services Holdings I LLC, Term
Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.82% , 12/01/27 .......... 3,512 3,523,840
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18% , 12/01/27 .......... 1,081 1,086,697
Helios Software Holdings, Inc., Term Loan ,
07/18/30
(p)
...................... 798 794,672
Informatica LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.18%
,
10/27/28 .................. 3,559 3,563,004
Magenta Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.59%
,
07/27/28 ............ 895 448,891
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.84%
,
07/27/29 ............ 1,736 477,263
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.16%
,
03/01/29 .................. 3,801 3,801,252
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.57%
,
05/03/28 .................. 2,785 2,773,171
MH Sub I LLC, 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.57%
,
02/23/29 ................. 1,523 1,502,630
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
08/31/28 .................. 5,136 5,157,245
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
04/24/28 .................. 6,087 5,862,508
Severin Acquisition LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.33%
,
08/01/27 ............ 1,576 1,579,423
SS&C Technologies Holdings, Inc., Term Loan
B3 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.18%
,
04/16/25 ........... 791 790,805
SS&C Technologies Holdings, Inc., Term Loan
B4 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.18%
,
04/16/25 ........... 747 746,624
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.82%
,
02/10/31 .................. 4,622 4,642,116
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
07/20/28 ............ 287 287,044
65,384,313

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
10.00%
,
03/31/26
(f)
................ USD 606 $ 604,913
LS Group Opco Acquisition LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.32%
,
04/23/31 ............ 639 639,976
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.50%), 9.82%
,
05/04/28 .. 4,092 4,102,805
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
02/11/28 .................. 2,392 2,355,166
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.93% , 10/20/28 .......... 544 529,857
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67% , 10/20/28 .......... 1,125 1,105,228
RVR Dealership Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.17%
,
02/08/28 ............ 200 186,829
9,524,774
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.25%), 7.55% -
7.57%
,
02/20/29 .................. 635 637,480
Hanesbrands, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.07%
,
03/08/30 .................. 428 428,092
1,065,572
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
05/19/28 .................. 1,135 1,137,902
Core & Main LP, Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.92%
,
07/27/28
(f)
................. 3,956 3,970,801
Core & Main LP, Term Loan C , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.57%
,
02/09/31
(f)
................. 647 648,996
Foundation Building Materials, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.32% - 9.33%
,
01/29/31 ....... 3,155 3,175,697
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67% , 06/02/28 .......... 672 675,814
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93% , 06/02/28 .......... 3,961 3,989,172
TMK Hawk Parent Corp., Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.57%
,
06/30/29
(f)
................ 1,316 1,125,396
14,723,778
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18% , 09/22/28 .......... 1,422 1,422,545
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.82% , 09/22/28 .......... 1,098 1,100,402
OLA Netherlands BV, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.67%
,
12/15/26
(f)
................. 1,258 1,250,232
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.56%
,
03/17/30 .................. USD 492 $ 493,967
4,267,146
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%
,
04/30/28 ............ 1,113 1,108,063
SBA Senior Finance II LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
01/25/31 .................. 1,981 1,986,713
3,094,776
Total Floating Rate Loan Interests — 7 .7%
(Cost: $ 864,397,843 ) .............................. 835,098,879
Foreign Agency Obligations
Brazil — 0.0%
Centrais Eletricas Brasileiras SA , 3.63%
,
02/04/25
(c)
...................... 610 596,035
Chile — 0.0%
Banco del Estado de Chile , 2.70%
,
01/09/25
(c)
1,245 1,216,988
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(c)
................. 500 465,781
3.75% , 01/15/31
(b)
................. 491 426,863
Empresa Nacional del Petroleo , 6.15%
,
05/10/33
(b)
...................... 656 649,645
2,759,277
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50% ,
02/18/3021 .................... GBP 886 793,681
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024 ......... EUR 400 428,960
1,222,641
Finland — 0.0%
Finnair OYJ , 4.25%
,
05/19/25
(c)
.......... 500 529,598
France — 0.1%
Electricite de France SA
(a)(c)(k)
(6-Year EUR Swap Annual + 3.44%), 4.00% 900 954,477
(12-Year EUR Swap Annual + 3.79%),
5.38% ....................... 1,200 1,277,938
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 200 243,662
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88% ................. EUR 600 597,707
(5-Year EUR Swap Annual + 3.20%), 3.00% 1,000 982,294
(5-Year EUR Swap Annual + 3.97%), 3.38% 3,400 3,158,918
7,214,996
Hungary — 0.0%
Magyar Export-Import Bank Zrt. , 6.13%
,
12/04/27
(b)
...................... USD 1,201 1,201,000
Indonesia — 0.0%
Pertamina Persero PT , 3.10%
,
08/27/30
(c)
... 1,275 1,099,289
Ireland — 0.1%
AIB Group plc
(a)(c)(k)
(5-Year EUR Swap Annual + 5.70%), 5.25% EUR 5,279 5,630,402
(5-Year EUR Swap Annual + 6.63%), 6.25% 5,653 6,008,099
11,638,501

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy — 0.1%
(a)(c)
Banca Monte dei Paschi di Siena SpA , (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26 .... EUR 2,106 $ 2,272,817
Poste Italiane SpA , (5-Year EURIBOR ICE
Swap Rate + 2.68%), 2.63%
(k)
......... 1,275 1,165,218
3,438,035
Mexico — 0.1%
Comision Federal de Electricidad , 4.69%
,
05/15/29
(b)
...................... USD 723 664,256
Petroleos Mexicanos
6.88% , 08/04/26 .................. 3,271 3,176,141
8.75% , 06/02/29 .................. 702 678,951
5.95% , 01/28/31 .................. 1,858 1,468,285
6.70% , 02/16/32 .................. 3,053 2,500,712
6.75% , 09/21/47 .................. 309 197,003
8,685,348
Morocco — 0.0%
OCP SA
(b)
6.75% , 05/02/34 .................. 1,115 1,098,554
7.50% , 05/02/54 .................. 939 911,769
2,010,323
Panama — 0.0%
(b)
Aeropuerto Internacional de Tocumen SA
4.00% , 08/11/41 .................. 1,225 882,383
5.13% , 08/11/61 .................. 769 542,625
Banco Latinoamericano de Comercio Exterior
SA , 2.38%
,
09/14/25 ............... 608 575,776
2,000,784
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25% , 10/31/28 .................. 466 478,815
5.38% , 05/22/33 .................. 747 724,123
1,202,938
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25%
,
02/14/29
(c)
...................... 429 434,094
Total Foreign Agency Obligations — 0 .4%
(Cost: $ 46,683,167 ) ............................... 44,032,859
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38% , 05/14/30 .................. 572 585,556
5.45% , 09/16/32 .................. 480 430,872
1,016,428
Brazil — 0.0%
Federative Republic of Brazil , 7.13%
,
05/13/54 899 857,646
Chile — 0.0%
Republic of Chile , 3.10%
,
05/07/41 ........ 1,509 1,058,186
Colombia — 0.1%
Republic of Colombia
3.88% , 03/22/26 .................. EUR 222 233,431
3.88% , 04/25/27 .................. USD 1,179 1,091,754
3.25% , 04/22/32 .................. 896 670,656
8.00% , 04/20/33 .................. 1,035 1,051,043
8.00% , 11/14/35 .................. 439 441,414
8.75% , 11/14/53 .................. 253 259,578
3,747,876
Security
Par (000)
Par (000) Value
Costa Rica — 0.0%
Republic of Costa Rica , 6.55%
,
04/03/34
(c)
... USD 553 $ 558,254
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
................. 550 539,550
5.50% , 02/22/29
(b)
................. 557 530,020
5.50% , 02/22/29
(c)
................. 719 684,174
7.05% , 02/03/31
(b)
................. 681 688,023
4.88% , 09/23/32
(b)
................. 564 493,852
5.30% , 01/21/41
(c)
................. 433 355,466
3,291,085
Egypt — 0.0%
Arab Republic of Egypt
6.38% , 04/11/31
(b)
................. EUR 479 413,853
7.63% , 05/29/32
(c)
................. USD 1,050 871,828
1,285,681
Guatemala — 0.0%
Republic of Guatemala
5.25% , 08/10/29
(b)
................. 767 722,179
5.25% , 08/10/29
(c)
................. 511 481,138
7.05% , 10/04/32
(b)
................. 1,076 1,099,201
6.60% , 06/13/36
(b)
................. 544 532,270
2,834,788
Hungary — 0.0%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. 1,125 1,088,438
5.38% , 09/12/33
(c)
................. EUR 1,109 1,224,948
5.50% , 03/26/36
(b)
................. USD 575 536,992
2,850,378
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
................. 941 913,264
5.88% , 10/17/31
(c)
................. EUR 1,300 1,251,329
8.25% , 01/30/37
(b)
................. USD 403 384,865
2,549,458
Mexico — 0.1%
United Mexican States
3.75% , 01/11/28 .................. 601 561,559
4.50% , 04/22/29 .................. 1,066 1,007,370
6.35% , 02/09/35 .................. 382 380,329
4.75% , 03/08/44 .................. 1,096 866,388
6.34% , 05/04/53 .................. 963 897,998
6.40% , 05/07/54 .................. 609 571,546
4,285,190
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
................. 566 496,382
5.95% , 03/08/28
(b)
................. 412 408,704
905,086
Nigeria — 0.0%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
................. 716 678,589
7.63% , 11/28/47
(c)
................. 690 513,619
1,192,208
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
...................... EUR 498 555,215

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oman — 0.0%
(c)
Oman Government Bond , 6.50%
,
03/08/47 .. USD 953 $ 924,219
Oman Sovereign Sukuk SAOC , 4.40%
,
06/01/24 ....................... 1,165 1,161,724
2,085,943
Panama — 0.0%
Republic of Panama
2.25% , 09/29/32 .................. 1,242 857,601
8.00% , 03/01/38 .................. 330 336,703
1,194,304
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00% , 04/15/26 .................. 235 230,149
2.74% , 01/29/33 .................. 526 413,403
5.60% , 03/13/48 .................. 423 364,309
1,007,861
Peru — 0.0%
Republic of Peru
7.35% , 07/21/25 .................. 958 975,065
3.00% , 01/15/34 .................. 1,530 1,201,528
2,176,593
Philippines — 0.0%
Republic of Philippines , 3.70%
,
03/01/41 .... 629 491,603
Poland — 0.0%
Republic of Poland
5.75% , 11/16/32 .................. 867 881,739
5.50% , 04/04/53 .................. 562 531,714
1,413,453
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 698 676,711
2.88% , 03/11/29
(c)
................. EUR 1,301 1,274,437
2.50% , 02/08/30
(c)
................. 1,225 1,142,271
2.12% , 07/16/31
(c)
................. 1,229 1,056,649
4,150,068
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25% , 11/17/51
(c)
................. USD 1,818 1,143,068
5.00% , 01/18/53
(b)
................. 1,520 1,288,960
2,432,028
South Africa — 0.0%
Republic of South Africa
4.85% , 09/30/29 .................. 466 414,740
5.88% , 04/20/32 .................. 924 821,205
1,235,945
Ukraine — 0.0%
Ukraine Government Bond
(e)(l)
8.99% , 02/01/26
(c)
................. 748 235,620
7.25% , 03/15/35
(b)
................. 689 169,081
404,701
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.75%
,
10/28/34 595 604,895
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond ,
7.85%
,
10/12/28
(b)
................. 522 534,110
Total Foreign Government Obligations — 0 .4%
(Cost: $ 47,467,992 ) ............................... 44,718,983
Security
Shares
Shares Value
Investment Companies
(q)
iShares Core Dividend Growth ETF ....... 8,301,615 $ 464,475,359
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)
......................... 2,987,634 227,926,598
Total Investment Companies — 6 .4%
(Cost: $ 664,978,493 ) .............................. 692,401,957
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 4.60%, 11/25/35 USD 1,197 1,006,353
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 5.99%, 11/25/35 ........... 410 388,707
Series 2005-9, Class 5A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.00% Cap +
0.65%), 5.97%, 11/25/35 ........... 165 163,035
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.73%,
06/25/35
(a)
.................... 368 315,919
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 5.74%, 08/25/35
(a)
..... 878 790,607
Series 2005-61, Class 1A1, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
5.69%, 12/25/35
(a)
............... 161 139,441
Series 2005-63, Class 3A3, 4.70%,
11/25/35
(a)
.................... 1,515 1,326,413
Series 2005-63, Class 5A1, 4.62%,
12/25/35
(a)
.................... 26 23,976
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 41 34,609
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 6.09%, 02/25/36
(a)
......... 3,379 2,914,971
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 602 325,819
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 967 433,240
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 437 180,809
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... 675 264,356
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,643 1,031,447
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,708 890,577
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 766 404,819
Series 2006-9T1, Class A7, 6.00%, 05/25/36 308 118,758
Series 2006-J7, Class 2A1, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.94%,
11/20/46
(a)
.................... 2,909 2,163,306
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,193 495,101
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.82%, 11/25/46
(a)
4,597 3,539,421

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.81%, 11/25/46
(a)
............... USD 1,949 $ 1,784,420
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.94%, 11/25/46
(a)
......... 6,285 5,468,368
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.81%, 10/25/46
(a)
............... 263 232,554
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.85%, 05/20/46
(a)
............... 1,137 943,474
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.85%, 05/25/36
(a)
............... 5,762 5,015,624
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.81%, 07/25/46
(a)
............... 7,791 6,524,362
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 1,716 738,251
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 381 170,479
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 230 133,573
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 209 122,209
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,143 538,310
Series 2007-19, Class 1A8, 6.00%, 08/25/37 556 261,909
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,040 1,361,628
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 441 207,491
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,145 1,380,975
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 540 237,048
Series 2007-AL1, Class A1, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
5.68%, 06/25/37
(a)
............... 5,058 3,979,876
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,520 542,362
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 6.47%, 11/25/47
(a)
......... 1,263 1,010,367
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.71%, 04/25/47
(a)
............... 7,538 6,537,718
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.77%, 05/25/47
(a)
............... 2,905 2,424,518
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.79%, 06/25/47
(a)
............... 5,991 4,419,260
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 941 509,407
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 6.06%,
10/25/46
(a)
.................... 7,867 6,329,061
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 6.03%, 10/25/46
(a)
......... 4,196 2,788,354
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
.................... 482 396,047
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 USD 257 $ 211,958
Series 2006-D, Class 6A1, 3.90%, 05/20/36 246 197,471
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 5.85%,
06/20/47 ..................... 949 725,687
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44%
Floor and 11.50% Cap + 0.55%), 5.87%,
04/25/36
(a)
...................... 3,366 2,943,454
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... 597 540,485
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 613 574,907
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 5.77%, 03/25/37 ...... 911 827,454
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.57%, 03/25/37 ...... 1,421 1,256,035
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 5.83%, 09/25/47 ...... 1,573 1,395,512
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 0.27% Floor and 10.50%
Cap + 0.38%), 5.70%, 04/25/35
(a)
..... 721 645,248
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.03%,
05/25/35
(a)
.................... 2,185 1,783,216
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.05%, 04/25/46
(a)
......... 2,560 761,512
Series 2007-21, Class 1A1, 6.25%, 02/25/38 137 62,794
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 613 207,805
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 937 317,322
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 . 7,603 7,020,215
Series 2022-3, Class A1, 5.00%, 05/25/67 . 7,562 7,297,272
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 56 47,554
COLT Mortgage Loan Trust, Series 2022-5,
Class A1, 4.55%, 04/25/67
(a) (b)
......... 3,849 3,740,346
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%,
07/25/37 ..................... 281 228,228
Series 2011-4R, Class 1A2, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.94%, 09/27/37
(a)
............... 3,172 2,535,343
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
.................... 1,384 1,323,593
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class 3A1, (1-mo.
CME Term SOFR at 0.38% Floor + 0.49%),
5.81%, 08/25/47
(a)
................. 9,934 7,823,609
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a) (b)
... 1,947 1,532,602
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 5.35%,
02/25/37
(a)
...................... 850 490,180
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a) (b)
................ 13,957 13,176,181

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.88%, 05/25/35
(a)
...... USD 19 $ 15,295
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
5.60%, 02/25/36 ................ 1,865 1,593,950
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 7.09%, 03/25/36 925 801,869
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 5.93%, 10/25/35
(a)
. 1,078 943,141
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 563 385,560
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,227 654,789
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.93%,
08/25/37 ..................... 91 62,214
Series 2007-AR15, Class 2A1, 3.35%,
08/25/37 ..................... 462 320,350
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.67%,
12/25/35 ..................... 285 257,553
Series 2006-1, Class 2A1, 5.45%, 02/25/36 215 206,950
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(b) (d)
................ 12,041 11,436,109
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a) (b)
................ 4,000 3,344,171
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b) (d)
.... 4,643 4,597,583
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
.... 16,500 15,269,260
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
.............. 268 239,224
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 131 101,533
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.87%,
10/25/39
(a) (b)
..................... 151 151,561
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 309 109,023
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 31 23,224
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (d)
.... 14,588 13,436,102
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.80%,
04/25/47
(a)
...................... 184 83,733
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor and 10.50%
Cap + 0.57%), 5.89%, 02/25/36 ...... 408 340,831
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.81%, 06/25/36 ...... 6,642 5,553,386
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.81%, 07/25/46 ...... 8,615 5,891,490
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.79%, 09/25/47 ................ 1,571 1,380,520
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b) (d)
............. 9,696 8,937,705
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a) (b)
......... USD 2,800 $ 2,647,918
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 5.84%, 06/25/47 .......... 4,813 3,815,987
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 5.90%, 07/25/47 .......... 2,632 2,054,560
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.15%, 10/25/36
(d)
1,013 335,294
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 6.07%, 06/25/46
(a)
......... 3,039 2,275,905
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.94%, 10/25/46
(a)
......... 4,289 3,484,060
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 5.81%, 12/25/46
(a)
......... 3,681 2,772,611
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 5.93%, 05/25/47
(a)
......... 2,179 1,779,256
223,978,029
Commercial Mortgage-Backed Securities — 2.7%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 7.74%, 09/15/34
(a) (b)
3,284 2,956,010
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.59%, 04/15/35
(a) (b)
..... 3,467 3,393,976
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.57%, 12/15/36
(a) (b)
..... 3,624 3,361,822
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.87%, 11/15/32 ................ 3,225 3,198,953
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.37%, 11/15/32 ................ 3,965 3,933,861
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.00%),
7.32%, 09/15/34 ................ 11,982 11,985,455
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.58%), 5.90%,
08/25/35 ..................... 2,055 1,961,026
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.48% Floor and 10.80% Cap +
0.59%), 5.75%, 11/25/35 ........... 518 489,363
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 5.76%,
03/25/37 ..................... 1,604 1,513,742
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 5.87%,
07/25/37 ..................... 2,583 2,402,350

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 6.11%,
09/25/37 ..................... USD 653 $ 608,042
Series 2007-6A, Class A4A, (1-mo. CME
Term SOFR at 0.00% Floor + 1.61%),
6.93%, 12/25/37 ................ 1,532 1,314,904
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(a) (b)
.......... 1,750 1,227,362
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a) (b)
................ 2,672 2,359,807
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
7.46%, 08/19/38
(a) (b)
................ 2,860 2,867,123
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.14%, 10/15/35
(a) (b)
................ 2,433 182,476
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
9.04%, 09/15/38
(a) (b)
................ 4,495 4,438,812
BWAY Mortgage Trust, Series 2013-1515,
Class D, 3.63%, 03/10/33
(b)
........... 3,600 3,120,092
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.35%, 02/15/33 ................ 12,383 12,177,863
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.59%, 02/15/33 ................ 7,261 7,170,934
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.69%, 02/15/33 ................ 4,795 4,783,820
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.24%, 06/15/38 ................ 4,351 4,332,647
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.24%, 05/15/38 ................ 7,444 7,364,726
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.68%,
10/15/38 ..................... 6,681 6,601,980
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.21%, 06/15/27 ................ 3,670 3,688,350
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.58%, 10/15/36 ................ 1,121 1,077,561
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 02/15/36 ................ 1,765 1,677,199
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 02/15/36 ................ 5,638 5,358,335
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.69%, 01/15/34 ................ 3,586 3,541,279
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 01/15/34 ................ 5,548 5,463,685
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.49%, 08/15/39 ................ 9,608 9,638,000
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.38%, 08/15/43 ................ 4,927 4,942,564
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.17%, 01/15/39 ................ USD 2,180 $ 2,159,562
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.01%, 05/15/38 ................ 8,500 8,585,000
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.67%, 08/13/37 ..... 2,800 2,324,668
Series 2021-601L, Class D, 2.87%, 01/15/44 3,863 2,552,556
Citigroup Commercial Mortgage Trust
(a)
Series 2016-C1, Class C, 5.11%, 05/10/49 . 2,870 2,706,798
Series 2016-GC37, Class C, 5.08%,
04/10/49 ..................... 2,640 2,330,631
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.76%,
08/15/36
(a) (b)
..................... 8,900 8,866,625
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.54%,
08/10/30
(b)
.................... 2,245 1,778,601
Series 2015-CR23, Class B, 4.18%,
05/10/48 ..................... 9,520 9,232,980
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
.................... 3,200 2,487,311
CSMC Trust
(a)(b)
Series 2021-980M, Class E, 3.65%,
07/15/31 ..................... 1,450 1,273,573
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.94%, 11/15/38 ................ 1,338 1,320,020
Series 2022-LION, Class A, (1-mo. CME
Term SOFR at 3.59% Floor + 3.44%),
8.76%, 02/15/25
(f)
............... 8,800 8,506,645
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.46%, 09/09/24 ................ 4,400 4,426,848
DBUBS Mortgage Trust, Series 2017-BRBK,
Class E, (1-mo. LIBOR USD + 0.00%),
3.65%, 10/10/34
(a) (b)
................ 4,073 3,322,910
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.69%, 07/15/38 ................ 2,744 2,743,681
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
8.29%, 07/15/38 ................ 6,007 5,999,124
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class J, 5.86%,
05/03/32 ..................... 1,500 1,400,854
Series 2023-SHIP, Class E, 7.68%,
09/10/38
(a)
.................... 8,600 8,475,317
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.55%,
07/10/48 ..................... 1,075 1,009,328
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.01%, 11/15/27
(b)
............... 4,892 4,897,852
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a) (b)
... 3,150 2,842,366
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo. CME
Term SOFR at 3.35% Floor + 3.46%),
8.79%, 10/15/36 ................ 3,330 3,116,169

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-LULU, Class F, (1-mo. CME
Term SOFR at 4.40% Floor + 4.51%),
9.84%, 10/15/36 ................ USD 1,177 $ 1,084,763
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.57%, 10/15/39
(a) (b)
3,200 3,198,107
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.95%, 09/06/38 ..... 4,787 4,358,318
Series 2022-OPO, Class D, 3.56%, 01/05/39 2,909 2,109,023
LUXE Trust, Series 2021-TRIP, Class E, (1-mo.
CME Term SOFR at 2.75% Floor + 2.86%),
8.19%, 10/15/38
(a) (b)
................ 920 919,989
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a) (b)
.............. 3,305 2,597,401
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo. CME
Term SOFR at 4.00% Floor + 4.11%),
9.44%, 11/15/38 ................ 8,758 8,736,073
Series 2021-MDLN, Class G, (1-mo. CME
Term SOFR at 5.25% Floor + 5.36%),
10.69%, 11/15/38 ............... 9,868 9,843,079
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 9.39%, 07/15/38
(a) (b)
1,277 1,258,710
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 5.01%, 07/15/51 1,440 1,266,465
Series 2018-MP, Class E, 4.42%, 07/11/40
(b)
2,112 1,327,594
Series 2018-SUN, Class F, (1-mo. CME
Term SOFR at 2.80% Floor + 2.85%),
8.17%, 07/15/35
(b)
............... 3,060 3,033,225
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a) (b)
....... 4,300 2,855,547
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.59%, 08/19/35
(a) (b)
................ 4,590 4,595,428
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term
SOFR at 4.35% Floor + 4.46%), 9.79%,
07/15/38
(a) (b)
..................... 1,400 315,908
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.51%, 05/15/37
(a) (b)
................ 4,250 4,273,906
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2022-1, Class M4, 5.20%, 02/25/52 . 5,616 4,208,841
Series 2023-3, Class M2, 8.27%, 08/25/53 . 1,240 1,246,412
Series 2023-3, Class M3, 9.32%, 08/25/53 . 1,240 1,240,863
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.65%,
09/15/57 ..................... 1,600 1,532,692
Series 2016-C37, Class C, 4.61%, 12/15/49 2,803 2,554,952
Series 2016-LC25, Class C, 4.48%,
12/15/59 ..................... 8,320 7,247,431
Series 2016-NXS5, Class B, 5.11%,
01/15/59 ..................... 1,875 1,753,568
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.11%,
11/15/27
(a) (b)
..................... 3,005 3,020,025
296,071,858
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 1.04%,
08/10/35 ..................... USD 69,665 $ 1,521,728
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 ..................... 35,000 213,689
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/39
(b)
...................... 375,000 10,988
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.82%,
09/10/47
(b)
.................... 12,675 32,745
Series 2015-CR25, Class XA, 0.94%,
08/10/48 ..................... 11,195 81,371
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.91%,
09/15/47 ....................... 4,225 77
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 625,556
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.98%, 03/10/50
(b)
..... 31,862 460,335
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.45%,
10/15/48
(b)
...................... 12,675 207,160
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.75%, 03/15/49
(b)
..... 13,600 342,262
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%,
04/10/37 ..................... 40,610 253,443
Series 2017-75B, Class XB, 0.11%, 04/10/37 27,000 43,799
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
.................... 11,784 271,866
Series 2016-LC25, Class XA, 0.96%,
12/15/59 ..................... 18,243 307,039
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.64%, 05/15/47 ... 52,195 527
4,372,585
Total Non-Agency Mortgage-Backed Securities — 4 .8%
(Cost: $ 556,164,165 ) .............................. 524,422,472
Preferred Securities
Capital Trusts — 0.9%
Banks — 0.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 4,800 5,077,738
Citigroup, Inc. , Series Y , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% ................... USD 13 11,934
PNC Financial Services Group, Inc. (The)
Series T , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ....................... 8,025 6,918,263
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... 989 969,521
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 818 769,004
US Bancorp , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ......................... 8,080 6,953,482
20,699,942

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 0.2%
(a)(k)
Bank of New York Mellon Corp. (The) , Series
H , (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% .. USD 7,425 $ 6,937,343
Charles Schwab Corp. (The)
Series I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ....................... 2,148 1,979,099
Series H , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ....................... 12,456 10,137,604
19,054,046
Consumer Finance — 0.2%
(a)(k)
Ally Financial, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ............ 8,075 6,855,037
Capital One Financial Corp. , Series M , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ...... 6,300 5,428,597
Discover Financial Services , Series C , (3-mo.
CME Term SOFR + 3.34%), 5.50% ...... 10,650 8,911,435
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% .. 1,220 1,141,754
22,336,823
Electric Utilities — 0.1%
(a)(k)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 7,791 7,463,738
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 1,341 1,260,144
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 1,390 1,498,584
10,222,466
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (k)
...................... 1,477 1,458,948
Insurance — 0.0%
MetLife, Inc. , Series G , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a) (k)
................. 5,000 4,778,749
Multi-Utilities — 0.1%
Dominion Energy, Inc. , Series C , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a) (k)
.......... 7,355 6,734,537
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP
(a)(k)
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ....................... 1,113 1,079,997
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ....................... 9,350 8,977,072
10,057,069
Total Capital Trusts — 0 .9%
(Cost: $ 101,182,434 ) .............................. 95,342,580
Security
Shares
Shares Value
Preferred Stocks — 0.3%
Banks — 0.1%
Banco Bradesco SA (Preference) ......... 2,293,742 $ 6,197,512
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 29,870 2,372,925
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) .. 457,249 21,349,468
Total Preferred Stocks — 0 .3%
(Cost: $ 23,024,458 ) ............................... 29,919,905
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (3-mo. CME Term
SOFR at 14.50% Cap + 1.81%),
7.14% , 12/21/65
(a) (b)
................ 6,972,000 5,503,343
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (3-mo. CME
Term SOFR at 14.50% Cap + 2.06%),
7.39% , 12/21/65
(a) (b)
................ 4,944,000 3,975,861
Total Trust Preferreds — 0 .1%
(Cost: $ 11,401,960 ) ............................... 9,479,204
Total Preferred Securities — 1 .3%
(Cost: $ 135,608,852 ) .............................. 134,741,689
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class
CFX , (1-mo. LIBOR USD + 0.00%),
3.79% , 04/25/28
(a) (b)
................ USD 4,627 3,913,899
Total U.S. Government Sponsored Agency Securities — 0 .0%
(Cost: $ 4,525,639 ) ............................... 3,913,899
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38% , 01/15/25 .................. 56,266 56,175,553
U.S. Treasury Inflation Linked Notes ,
0.25% , 01/15/25 .................. 57,442 56,476,393
Total U.S. Treasury Obligations — 1 .0%
(Cost: $ 112,926,823 ) .............................. 112,651,946
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Carnelian Point Holdings LP (Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 04/26/27 , Strike Price USD
10.00 )
(e) (f)
....................... 1,841 —

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. (Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(e)
..... 1,489 $ 25,641
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 25,641
Total Long-Term Investments — 94.8%
(Cost: $ 10,152,306,404 ) ............................ 10,292,443,453
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 11.3%
(q)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(s)
.................. 236,519,567 $ 236,590,524
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.18% .................... 989,656,373 989,656,373
Total Short-Term Securities — 11 .3%
(Cost: $ 1,226,278,699 ) ............................ 1,226,246,897
Total Investments — 106 .1%
(Cost: $ 11,378,585,103 ) ............................ 11,518,690,350
Liabilities in Excess of Other Assets — (6.1) % ............. (657,672,845)
Net Assets — 100.0% ...............................
$ 10,861,017,505
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,785,670, representing 0.07% of its net assets as of period end, and an original cost of $7,619,059.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 236,629,511
(a)
$ — $ (7,184) $ (31,803) $ 236,590,524 236,519,567 $ 518,247
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 518,724,542 470,931,831
(a)
— — — 989,656,373 989,656,373 16,294,744 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 39,735,483 — (42,119,061)
(a)
2,412,977 (29,399) — — — —
iShares Core Dividend Growth
ETF ................ 98,838,363 843,206,642 (519,712,926) 29,643,413 12,499,867 464,475,359 8,301,615 3,756,171 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 38,971,137 230,225,881 (38,862,610) (2,543,887) 136,077 227,926,598 2,987,634 3,821,162 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 165,612,087 — (161,330,001) (4,158,933) (123,153) — — 1,429,961 —
iShares MBS ETF
(c)
....... 368,351,420 — (366,656,109) (5,402,685) 3,707,374 — — 6,047,271 —
$ 19,943,701 $ 16,158,963 $ 1,918,648,854 $ 31,867,556 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4,816 06/06/24 $ 668,564 $ (12,459,444)
U.S. Treasury 10-Year Note ................................................... 7,137 06/18/24 767,004 (22,460,482)
MSCI Emerging Markets E-Mini Index ............................................ 106 06/21/24 5,523 (62,812)
S&P 500 E-Mini Index ....................................................... 105 06/21/24 26,602 (128,286)
U.S. Treasury 5-Year Note .................................................... 15,623 06/28/24 1,636,997 (33,072,135)
(68,183,159)
Short Contracts
EUR Currency ............................................................ 2,610 06/17/24 349,039 8,653,133
GBP Currency ............................................................ 3,810 06/17/24 297,823 6,596,447
JPY Currency ............................................................ 347 06/17/24 27,710 2,066,675
U.S. Treasury 10-Year Note ................................................... 24 06/18/24 2,579 64,086
U.S. Treasury Long Bond ..................................................... 16 06/18/24 1,823 8,976
U.S. Treasury Ultra Bond ..................................................... 10 06/18/24 1,197 37,109
U.S. Treasury 2-Year Note .................................................... 2 06/28/24 405 3,885
17,430,311
$ (50,752,848)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,542,286 EUR 1,440,000 Deutsche Bank AG 05/15/24 $ 4,713
USD 1,002,969 GBP 800,000 Deutsche Bank AG 05/15/24 3,263
USD 1,929,453 GBP 1,540,000 HSBC Bank plc 05/15/24 5,019
USD 125,151 GBP 100,000 Morgan Stanley & Co. International plc 05/15/24 188
USD 12,612,676 EUR 11,476,251 Bank of New York Mellon 05/16/24 358,297
USD 938,980 EUR 863,709 Barclays Bank plc 05/16/24 16,709
USD 761,596 EUR 693,067 Nomura International plc 05/16/24 21,537
USD 3,441,226 EUR 3,146,505 BNP Paribas SA 06/20/24 76,290
USD 901,935 EUR 825,000 JPMorgan Chase Bank NA 06/20/24 19,663
USD 3,514,378 EUR 3,216,495 Toronto Dominion Bank 06/20/24 74,593
USD 12,482,672 GBP 9,800,000 Nomura International plc 06/20/24 233,870
USD 1,527,237 GBP 1,199,000 Societe Generale SA 06/20/24 28,634
EUR 187,000 USD 200,147 Bank of America NA 07/12/24 44
EUR 464,000 USD 495,474 UBS AG 07/12/24 1,258
EUR 16,000 USD 17,059 Westpac Banking Corp. 07/12/24 70
GBP 2,115,000 USD 2,631,427 Citibank NA 07/12/24 12,410
GBP 6,000 USD 7,431 UBS AG 07/12/24 69
USD 1,580,019 AED 5,802,000 Citibank NA 07/12/24 76
USD 2,060,401 AED 7,566,000 Deutsche Bank AG 07/12/24 103
USD 945,851 AUD 1,442,000 Deutsche Bank AG 07/12/24 9,750
USD 1,657,503 CAD 2,271,000 Deutsche Bank AG 07/12/24 5,845
USD 924,595 CAD 1,270,000 UBS AG 07/12/24 946
USD 1,763,038 CHF 1,590,000 Deutsche Bank AG 07/12/24 18,973
USD 35,315 CHF 32,000 UBS AG 07/12/24 214
USD 8,798,390 EUR 8,182,000 Bank of America NA 07/12/24 39,220
USD 2,825,196 GBP 2,253,000 Barclays Bank plc 07/12/24 8,853
USD 2,421,985 JPY 373,239,000 Bank of America NA 07/12/24 29,353
USD 861,577 JPY 131,580,000 Citibank NA 07/12/24 18,089
988,049
USD 429,520,073 EUR 403,370,000 Bank of New York Mellon 05/15/24 (1,181,734)
USD 3,004,557 EUR 2,820,000 Barclays Bank plc 05/15/24 (6,522)
USD 1,386,703 EUR 1,300,000 Deutsche Bank AG 05/15/24 (1,383)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,308,635 GBP 1,050,000 Bank of America NA 05/15/24 $ (3,479)
USD 556,910 GBP 450,000 Barclays Bank plc 05/15/24 (5,425)
USD 103,037,146 GBP 82,730,000 BNP Paribas SA 05/15/24 (344,952)
USD 124,766 GBP 100,000 Westpac Banking Corp. 05/15/24 (197)
EUR 6,279,105 USD 6,830,248 JPMorgan Chase Bank NA 05/16/24 (125,401)
AED 129,000 USD 35,132 Bank of America NA 07/12/24 (4)
AUD 1,115,000 USD 728,961 Bank of New York Mellon 07/12/24 (5,138)
CAD 15,000 USD 10,946 Deutsche Bank AG 07/12/24 (37)
CAD 6,987,000 USD 5,105,221 UBS AG 07/12/24 (23,699)
CHF 185,000 USD 204,282 Westpac Banking Corp. 07/12/24 (1,356)
EUR 111,000 USD 119,237 Bank of America NA 07/12/24 (407)
EUR 288,000 USD 308,766 Deutsche Bank AG 07/12/24 (450)
EUR 260,000 USD 279,054 UBS AG 07/12/24 (713)
EUR 1,453,000 USD 1,557,256 Westpac Banking Corp. 07/12/24 (1,759)
GBP 147,000 USD 183,966 Barclays Bank plc 07/12/24 (210)
JPY 27,881,000 USD 182,835 Bank of New York Mellon 07/12/24 (4,105)
JPY 289,692,000 USD 1,915,736 Deutsche Bank AG 07/12/24 (58,678)
NZD 8,942,000 USD 5,349,349 Deutsche Bank AG 07/12/24 (80,271)
SGD 435,000 USD 322,534 Deutsche Bank AG 07/12/24 (2,773)
USD 1,003,582 CAD 1,381,000 UBS AG 07/12/24 (795)
USD 218,770 EUR 205,000 Deutsche Bank AG 07/12/24 (691)
USD 626,307 HKD 4,894,000 Bank of America NA 07/12/24 (654)
KRW 1,042,586,000 USD 773,839 Citibank NA 07/15/24 (18,695)
(1,869,528)
$ (881,479)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5.00 % Quarterly 06/20/29 USD 21,350 $ (1,379,016) $ (1,244,811) $ (134,205)
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1.00 Quarterly 06/20/29 USD 7,660 (170,084) (157,199) (12,885)
$ (1,549,100) $ (1,402,010) $ (147,090)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AutoZone, Inc. ............ 1.00 % Quarterly JP Morgan Chase Bank NA 06/20/29 USD 1,520 $ (52,266) $ (47,490) $ (4,776)
Conagra Brands, Inc. ....... 1.00 Quarterly Bank of America NA 06/20/29 USD 850 (20,422) (16,097) (4,325)
CVS Health Corp. ......... 1.00 Quarterly Bank of America NA 06/20/29 USD 1,520 (37,758) (39,321) 1,563
Dow Chemical Co. (The) ..... 1.00 Quarterly Bank of America NA 06/20/29 USD 1,520 (29,551) (22,967) (6,584)
DR Horton, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 USD 1,520 (35,474) (35,494) 20
Lowe's Cos., Inc. .......... 1.00 Quarterly Bank of America NA 06/20/29 USD 1,520 (48,339) (43,355) (4,984)
Tyson Foods, Inc. ......... 1.00 Quarterly Bank of America NA 06/20/29 USD 1,520 (33,790) (25,813) (7,977)
$ – $ – $ –
$ (257,600) $ (230,537) $ (27,063)
$ – $ – $ –

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly
JP Morgan Chase Bank
NA 12/20/25 B- EUR 360 $ 23,782 $ 18,978 $ 4,804
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 31,935 10,424 21,511
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 1,090 133,035 174,452 (41,417)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 NR EUR 304 (19,258) (50,450) 31,192
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 513 (32,536) (82,966) 50,430
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 183 (11,575) (29,517) 17,942
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 NR EUR 149 (9,441) (24,782) 15,341
ADLER Real Estate AG . 5.00 Quarterly
JP Morgan Chase Bank
NA 12/20/27 NR EUR 312 (19,757) (51,314) 31,557
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 226 (14,326) (37,156) 22,830
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/29 NR EUR 1,134 157,261 133,150 24,111
Forvia SE ........... 5.00 Quarterly Barclays Bank plc 06/20/29 BB EUR 828 115,887 112,358 3,529
Sunrise HoldCo IV BV .. 5.00 Quarterly Bank of America NA 06/20/29 B EUR 498 57,239 50,426 6,813
Sunrise HoldCo IV BV .. 5.00 Quarterly Deutsche Bank AG 06/20/29 B EUR 291 33,358 28,661 4,697
Sunrise HoldCo IV BV .. 5.00 Quarterly
Goldman Sachs
International 06/20/29 B EUR 789 90,598 96,746 (6,148)
Ziggo Bond Co. BV .... 5.00 Quarterly Bank of America NA 06/20/29 B- EUR 474 27,116 38,978 (11,862)
Ziggo Bond Co. BV .... 5.00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 849 48,549 40,248 8,301
$ 611,867 $ 428,236 $ 183,631
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 8,000 $ 10,539 $ (5,903) $ 16,442
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 15,000 (14,909) (1,755) (13,154)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 4,000 (27,408) (21,823) (5,585)
$ (31,778) $ (29,481) $ (2,297)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.33%

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,721,951,118 $ — $ 1,721,951,118
Common Stocks
Aerospace & Defense .................................... 27,397,337 15,680,641 — 43,077,978
Air Freight & Logistics .................................... 14,334,010 1,341,518 — 15,675,528
Asset Allocation Funds ................................... — — — —
Automobile Components .................................. 4,280,601 — — 4,280,601
Automobiles .......................................... 8,600,257 16,296,170 — 24,896,427
Banks ............................................... 109,486,793 119,402,446 94 228,889,333
Beverages ........................................... 8,894,685 26,072,025 — 34,966,710
Biotechnology ......................................... 21,146,778 756,641 — 21,903,419
Broadline Retail ........................................ 5,443,092 9,318,383 — 14,761,475
Building Products ....................................... 23,600,014 7,532,256 — 31,132,270
Capital Markets ........................................ 49,735,898 12,239,731 — 61,975,629
Chemicals ............................................ 6,991,162 30,123,942 — 37,115,104
Commercial Services & Supplies ............................. 15,677,270 — — 15,677,270
Communications Equipment ................................ 7,906,875 6,365,720 — 14,272,595
Construction & Engineering ................................ — 12,501,603 — 12,501,603
Construction Materials .................................... — 3,835,465 — 3,835,465
Consumer Finance ...................................... 8,087,050 — — 8,087,050
Consumer Staples Distribution & Retail ........................ 28,328,298 10,272,470 — 38,600,768
Containers & Packaging .................................. 9,953,126 — — 9,953,126
Diversified REITs ....................................... 8,115,406 13,407,922 — 21,523,328
Diversified Telecommunication Services ........................ 32,749,164 36,874,019 — 69,623,183
Electric Utilities ........................................ 123,880,008 18,031,963 — 141,911,971
Electrical Equipment ..................................... 22,581,003 11,005,675 — 33,586,678
Electronic Equipment, Instruments & Components ................. 5,132,046 15,871,963 — 21,004,009
Energy Equipment & Services .............................. 14,578,107 — — 14,578,107
Entertainment ......................................... — 2,609,254 — 2,609,254
Financial Services ...................................... 33,126,204 — 708,706 33,834,910
Food Products ......................................... 35,813,348 36,936,410 — 72,749,758
Gas Utilities ........................................... 287,397 15,328,572 — 15,615,969
Ground Transportation ................................... 42,840,331 3,013,961 — 45,854,292
Health Care Equipment & Supplies ........................... 27,412,116 6,444,416 — 33,856,532
Health Care Providers & Services ............................ 70,683,281 6,180,469 — 76,863,750
Health Care REITs ...................................... 34,165,653 14,876,949 — 49,042,602
Hotels, Restaurants & Leisure .............................. 4,177,942 4,342,881 — 8,520,823
Household Durables ..................................... 8,440,600 17,107,921 — 25,548,521

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Household Products ..................................... $ — $ 2,226,329 $ — $ 2,226,329
Independent Power and Renewable Electricity Producers ............ 1,338,298 232,704 — 1,571,002
Industrial Conglomerates .................................. — 13,297,778 — 13,297,778
Industrial REITs ........................................ 23,539,041 22,963,461 — 46,502,502
Insurance ............................................ 33,627,428 41,951,871 — 75,579,299
Interactive Media & Services ............................... 13,935,357 4,076,749 — 18,012,106
IT Services ........................................... 31,016,188 14,852,156 — 45,868,344
Leisure Products ....................................... 5,249,855 — — 5,249,855
Life Sciences Tools & Services .............................. 3,436,387 1,685,070 — 5,121,457
Machinery ............................................ 23,449,952 12,576,585 — 36,026,537
Marine Transportation .................................... 1,289,921 — — 1,289,921
Media ............................................... 15,793,105 8,951,185 671,160 25,415,450
Metals & Mining ........................................ 6,237,234 9,449,109 65 15,686,408
Multi-Utilities .......................................... 43,961,776 18,302,959 — 62,264,735
Office REITs .......................................... 16,649,781 — — 16,649,781
Oil, Gas & Consumable Fuels ............................... 107,071,916 78,861,262 44 185,933,222
Paper & Forest Products .................................. — 3,424,435 — 3,424,435
Personal Care Products .................................. 2,209,277 22,577,494 — 24,786,771
Pharmaceuticals ....................................... 23,779,865 133,053,790 — 156,833,655
Professional Services .................................... 53,420,348 25,766,405 — 79,186,753
Real Estate Management & Development ....................... 4,842,366 25,193,893 — 30,036,259
Residential REITs ....................................... 26,061,727 — — 26,061,727
Retail REITs .......................................... — 13,599,437 — 13,599,437
Semiconductors & Semiconductor Equipment .................... 45,236,578 96,379,372 — 141,615,950
Software ............................................. 54,650,661 1,404,678 — 56,055,339
Specialized REITs ...................................... 95,014,709 — — 95,014,709
Specialty Retail ........................................ 11,273,500 2,109,787 — 13,383,287
Technology Hardware, Storage & Peripherals .................... 28,723,517 20,798,794 — 49,522,311
Textiles, Apparel & Luxury Goods ............................ 3,951,841 28,166,754 — 32,118,595
Tobacco ............................................. 16,163,061 14,319,343 — 30,482,404
Trading Companies & Distributors ............................ — 7,888,563 — 7,888,563
Transportation Infrastructure ............................... 21,294,445 61,343,754 — 82,638,199
Water Utilities ......................................... — 2,989,709 — 2,989,709
Wireless Telecommunication Services ......................... 4,214,218 19,993,636 3 24,207,857
Corporate Bonds
Aerospace & Defense .................................... — 63,768,799 — 63,768,799
Air Freight & Logistics .................................... — 306,673 — 306,673
Automobile Components .................................. — 34,935,647 — 34,935,647
Automobiles .......................................... — 14,405,691 — 14,405,691
Banks ............................................... — 391,047,231 — 391,047,231
Beverages ........................................... — 1,538,157 — 1,538,157
Biotechnology ......................................... — 15,766,324 — 15,766,324
Broadline Retail ........................................ — 7,790,485 — 7,790,485
Building Products ....................................... — 13,664,932 — 13,664,932
Capital Markets ........................................ — 108,815,893 — 108,815,893
Chemicals ............................................ — 41,399,045 — 41,399,045
Commercial Services & Supplies ............................. — 50,601,819 — 50,601,819
Communications Equipment ................................ — 5,063,796 — 5,063,796
Construction & Engineering ................................ — 15,874,942 — 15,874,942
Construction Materials .................................... — 976,174 — 976,174
Consumer Finance ...................................... — 34,584,782 — 34,584,782
Consumer Staples Distribution & Retail ........................ — 17,666,405 — 17,666,405
Containers & Packaging .................................. — 48,044,285 — 48,044,285
Distributors ........................................... — 1,836,702 — 1,836,702
Diversified Consumer Services .............................. — 10,165,564 — 10,165,564
Diversified REITs ....................................... — 12,697,143 — 12,697,143
Diversified Telecommunication Services ........................ — 101,992,509 — 101,992,509
Electric Utilities ........................................ — 61,803,894 — 61,803,894
Electrical Equipment ..................................... — 1,410,229 — 1,410,229
Electronic Equipment, Instruments & Components ................. — 1,795,583 — 1,795,583
Energy Equipment & Services .............................. — 45,376,429 — 45,376,429
Entertainment ......................................... — 6,586,657 — 6,586,657
Financial Services ...................................... — 63,746,117 6,873,415 70,619,532
Food Products ......................................... — 14,096,458 — 14,096,458
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Gas Utilities ........................................... $ — $ 8,882,954 $ — $ 8,882,954
Ground Transportation ................................... — 17,164,449 — 17,164,449
Health Care Equipment & Supplies ........................... — 17,862,082 — 17,862,082
Health Care Providers & Services ............................ — 36,769,200 — 36,769,200
Health Care REITs ...................................... — 6,367,436 — 6,367,436
Hotel & Resort REITs .................................... — 8,780,134 — 8,780,134
Hotels, Restaurants & Leisure .............................. — 89,972,696 — 89,972,696
Household Durables ..................................... — 10,797,859 — 10,797,859
Household Products ..................................... — 1,109,658 — 1,109,658
Independent Power and Renewable Electricity Producers ............ — 7,381,163 — 7,381,163
Industrial Conglomerates .................................. — 12,208,198 — 12,208,198
Insurance ............................................ — 99,616,652 — 99,616,652
Interactive Media & Services ............................... — 967,484 — 967,484
IT Services ........................................... — 17,135,804 — 17,135,804
Leisure Products ....................................... — 1,637,708 — 1,637,708
Life Sciences Tools & Services .............................. — 4,508,775 — 4,508,775
Machinery ............................................ — 30,503,031 — 30,503,031
Marine Transportation .................................... — 2,008,565 — 2,008,565
Media ............................................... — 82,559,247 — 82,559,247
Metals & Mining ........................................ — 34,430,258 — 34,430,258
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,344,152 — 2,344,152
Multi-Utilities .......................................... — 7,315,962 — 7,315,962
Office REITs .......................................... — 2,851,180 — 2,851,180
Oil, Gas & Consumable Fuels ............................... — 136,109,429 — 136,109,429
Paper & Forest Products .................................. — 4,823,273 — 4,823,273
Passenger Airlines ...................................... — 7,811,536 — 7,811,536
Personal Care Products .................................. — 895,898 — 895,898
Pharmaceuticals ....................................... — 39,644,736 — 39,644,736
Professional Services .................................... — 7,099,390 — 7,099,390
Real Estate Management & Development ....................... — 17,298,032 — 17,298,032
Residential REITs ....................................... — 1,873,042 — 1,873,042
Retail REITs .......................................... — 3,137,456 — 3,137,456
Semiconductors & Semiconductor Equipment .................... — 13,682,991 — 13,682,991
Software ............................................. — 62,123,923 — 62,123,923
Specialized REITs ...................................... — 9,500,813 — 9,500,813
Specialty Retail ........................................ — 20,804,321 — 20,804,321
Technology Hardware, Storage & Peripherals .................... — 3,237,254 — 3,237,254
Textiles, Apparel & Luxury Goods ............................ — 2,969,682 — 2,969,682
Tobacco ............................................. — 5,072,414 — 5,072,414
Trading Companies & Distributors ............................ — 26,238,775 — 26,238,775
Transportation Infrastructure ............................... — 5,537,957 — 5,537,957
Wireless Telecommunication Services ......................... — 42,953,541 — 42,953,541
Equity-Linked Notes ...................................... — 1,338,999,994 — 1,338,999,994
Fixed Rate Loan Interests
Financial Services ...................................... — — 13,046,460 13,046,460
Health Care Technology .................................. — 1,004,701 — 1,004,701
Media ............................................... — 1,157,241 788,000 1,945,241
Floating Rate Loan Interests
Aerospace & Defense .................................... — 26,580,191 — 26,580,191
Automobile Components .................................. — 9,357,027 — 9,357,027
Automobiles .......................................... — — 2,382,077 2,382,077
Beverages ........................................... — 7,354,680 — 7,354,680
Broadline Retail ........................................ — 8,206,253 — 8,206,253
Building Products ....................................... — 7,619,223 527,613 8,146,836
Capital Markets ........................................ — 18,657,969 — 18,657,969
Chemicals ............................................ — 28,870,660 — 28,870,660
Commercial Services & Supplies ............................. — 32,481,435 674,649 33,156,084
Communications Equipment ................................ — 3,787,997 — 3,787,997
Construction & Engineering ................................ — 11,017,681 — 11,017,681
Construction Materials .................................... — 7,427,258 — 7,427,258
Consumer Staples Distribution & Retail ........................ — 2,474,746 12,503,340 14,978,086
Containers & Packaging .................................. — 10,072,522 — 10,072,522
Distributors ........................................... — 4,559,659 — 4,559,659
Diversified Consumer Services .............................. — 13,785,929 — 13,785,929
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ — $ 18,477,423 $ 423,388 $ 18,900,811
Electric Utilities ........................................ — 1,195,657 — 1,195,657
Electrical Equipment ..................................... — 2,531,241 — 2,531,241
Electronic Equipment, Instruments & Components ................. — 2,000,953 — 2,000,953
Energy Equipment & Services .............................. — 124,456 20,536 144,992
Entertainment ......................................... — 30,409,307 — 30,409,307
Financial Services ...................................... — 29,068,863 69,645,875 98,714,738
Food Products ......................................... — 17,056,666 — 17,056,666
Ground Transportation ................................... — 7,350,199 — 7,350,199
Health Care Equipment & Supplies ........................... — 15,682,073 — 15,682,073
Health Care Providers & Services ............................ — 14,248,425 1,098,228 15,346,653
Health Care Technology .................................. — 23,562,623 240,195 23,802,818
Hotel & Resort REITs .................................... — 754,445 — 754,445
Hotels, Restaurants & Leisure .............................. — 57,310,724 7,293,257 64,603,981
Household Durables ..................................... — 12,712,565 — 12,712,565
Household Products ..................................... — 521,383 — 521,383
Independent Power and Renewable Electricity Producers ............ — 3,409,382 — 3,409,382
Industrial Conglomerates .................................. — 3,909,790 — 3,909,790
Insurance ............................................ — 35,387,392 — 35,387,392
Interactive Media & Services ............................... — 3,969,784 — 3,969,784
IT Services ........................................... — 20,975,708 — 20,975,708
Leisure Products ....................................... — 787,974 651,505 1,439,479
Life Sciences Tools & Services .............................. — 11,840,805 — 11,840,805
Machinery ............................................ — 42,631,794 766,221 43,398,015
Media ............................................... — 8,623,926 — 8,623,926
Oil, Gas & Consumable Fuels ............................... — 13,337,673 3,096,000 16,433,673
Passenger Airlines ...................................... — 10,306,607 1,994,387 12,300,994
Pharmaceuticals ....................................... — 16,788,470 — 16,788,470
Professional Services .................................... — 29,810,366 2,777,467 32,587,833
Real Estate Management & Development ....................... — 102,536 1,149,189 1,251,725
Semiconductors & Semiconductor Equipment .................... — 4,652,153 — 4,652,153
Software ............................................. — 65,384,313 — 65,384,313
Specialty Retail ........................................ — 8,919,861 604,913 9,524,774
Textiles, Apparel & Luxury Goods ............................ — 1,065,572 — 1,065,572
Trading Companies & Distributors ............................ — 8,978,585 5,745,193 14,723,778
Transportation Infrastructure ............................... — 3,016,914 1,250,232 4,267,146
Wireless Telecommunication Services ......................... — 3,094,776 — 3,094,776
Foreign Agency Obligations ................................. — 44,032,859 — 44,032,859
Foreign Government Obligations .............................. — 44,718,983 — 44,718,983
Investment Companies .................................... 692,401,957 — — 692,401,957
Non-Agency Mortgage-Backed Securities ........................ — 515,915,827 8,506,645 524,422,472
Preferred Securities
Banks ............................................... 6,197,512 20,699,942 — 26,897,454
Capital Markets ........................................ — 19,054,046 — 19,054,046
Commercial Services & Supplies ............................. — 5,503,343 — 5,503,343
Consumer Finance ...................................... — 26,312,684 — 26,312,684
Electric Utilities ........................................ — 10,222,466 — 10,222,466
Household Products ..................................... — 2,372,925 — 2,372,925
Independent Power and Renewable Electricity Producers ............ — 1,458,948 — 1,458,948
Insurance ............................................ — 4,778,749 — 4,778,749
Multi-Utilities .......................................... — 6,734,537 — 6,734,537
Oil, Gas & Consumable Fuels ............................... — 10,057,069 — 10,057,069
Technology Hardware, Storage & Peripherals .................... — 21,349,468 — 21,349,468
U.S. Government Sponsored Agency Securities .................... — 3,913,899 — 3,913,899
U.S. Treasury Obligations ................................... — 112,651,946 — 112,651,946
Warrants .............................................. 25,641 — — 25,641
Short-Term Securities
Money Market Funds ...................................... 1,226,246,897 — — 1,226,246,897
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (9,617) (21,534) (31,151)
$ 3,456,150,211 $ 7,919,091,665 $ 143,417,323 $ 11,518,659,199
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 244,641 $ — $ 244,641
Foreign currency exchange contracts ............................ 17,316,255 988,049 — 18,304,304
Interest rate contracts ....................................... 114,056 16,442 — 130,498
Liabilities
Credit contracts ........................................... — (235,163) — (235,163)
Equity contracts ........................................... (191,098) — — (191,098)
Foreign currency exchange contracts ............................ — (1,869,528) — (1,869,528)
Interest rate contracts ....................................... (67,992,061) (18,739) — (68,010,800)
$ (50,752,848) $ (874,298) $ — $ (51,627,146)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 ............................ $ 2,509,652 $ 2,686,089 $ 1 $ — $ 184,131,906 $ 7,891,292 $ (268,124) $ 196,950,816
Transfers into Level 3 ...................................... — — — — 5,859,004 — — 5,859,004
Transfers out of Level 3 ..................................... (2,509,652) — — — (2,949,921) — — (5,459,573)
Other
(a)
................................................ — — — 12,226,360 (12,226,360) — — —
Accrued discounts/premiums .................................. — — 45,735 14,470 103,737 2,464 — 166,406
Net realized loss .......................................... — (15,016,603) (8,557,252) — (1,335,668) — — (24,909,523)
Net change in unrealized appreciation (depreciation)
(b)
................. — 18,886,722 9,538,953 791,570 (7,853,184) 612,889 246,590 22,223,540
Purchases .............................................. — 998,865 6,996,776 802,060 15,672,314 8,668,000 — 33,138,015
Sales ................................................. — (6,175,001) (1,150,798) — (68,557,563) (8,668,000) — (84,551,362)
Closing balance, as of April 30, 2024 .............................
$ — $ 1,380,072 $ 6,873,415 $ 13,834,460 $ 112,844,265 $ 8,506,645 $ (21,534) $ 143,417,323
Net change in unrealized appreciation (depreciation) on investments still held at
April 30, 2024
(b )
........................................
$ — $ 380,998 $ (318,445) $ 295,273 $ (12,791,989) $ (255,626) $ — $ (12,689,789)
(a)
Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Multi-Asset Income Portfolio

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $24,839,625. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stock .............................. $ 708,706 Market EBITDA 13.50x —
Corporate Bonds ............................. 6,873,415 Income Discount Rate
8% —
Fixed Rate Loan Interests ........................ 13,046,460 Income Discount Rate 8% —
Floating Rate Loan Interests ...................... 89,442,472 Income Discount Rate 9% - 12% 10%
Estimated Recovery
Value 13% - 44% 42%
Non- Agency Mortgage-BackedSecurities .............. 8,506,645 Income Discount Rate 10% —
$ 118,577,698
Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate